UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.8%

AUTOMOBILES & COMPONENTS - 1.5%
11,117		Delphi Automotive plc	$493,595
5,987	*,e	Tesla Motors, Inc	226,847

		TOTAL AUTOMOBILES & COMPONENTS	720,442

CAPITAL GOODS - 7.4%
7,722		Boeing Co	662,934
2,926		Chicago Bridge & Iron Co NV	181,704
2,727		Cummins, Inc	315,814
6,078		Precision Castparts Corp	1,152,510
3,722		Roper Industries, Inc	473,848
3,552		W.W. Grainger, Inc	799,129

		TOTAL CAPITAL GOODS	3,585,939

COMMERCIAL & PROFESSIONAL SERVICES - 2.7%
1,691		Equifax, Inc	97,385
14,370		Nielsen Holdings NV	514,733
1,767	*	Tribune Co	100,454
9,244	*	Verisk Analytics, Inc	569,708

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,282,280

CONSUMER DURABLES & APPAREL - 5.0%
4,795		Coach, Inc	239,702
2,724	*	Fossil, Inc	263,138
11,936		Luxottica Group S.p.A.	599,302
12,510		Nike, Inc (Class B)	738,215
3,289		Ralph Lauren Corp	556,861
74	*	TRI Pointe Homes, Inc.	1,491

		TOTAL CONSUMER DURABLES & APPAREL	2,398,709

CONSUMER SERVICES - 3.8%
4,678	*	Hyatt Hotels Corp	202,230
14,837		Las Vegas Sands Corp	836,065
1,811	*	Penn National Gaming, Inc	98,573
12,376		Starbucks Corp	704,937

		TOTAL CONSUMER SERVICES	1,841,805

DIVERSIFIED FINANCIALS - 4.1%
2,268	*	Affiliated Managers Group, Inc	348,297
5,446		Ameriprise Financial, Inc	401,098
22,938		Blackstone Group LP	453,714
3,007	*	IntercontinentalExchange, Inc	490,351
5,814		Moody’s Corp	310,003

		TOTAL DIVERSIFIED FINANCIALS	2,003,463

ENERGY - 2.0%
1,951		EOG Resources, Inc	249,865
4,046	*	FMC Technologies, Inc	220,062
6,305		Schlumberger Ltd	472,181

		TOTAL ENERGY	942,108

FOOD, BEVERAGE & TOBACCO - 0.3%
4,676		ConAgra Foods, Inc	167,448

		TOTAL FOOD, BEVERAGE & TOBACCO	167,448

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 1.8%
3,971	*	Cerner Corp	$376,252
2,674	*	Edwards Lifesciences Corp	219,696
579	*	Intuitive Surgical, Inc	284,399

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	880,347

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
4,574		Beiersdorf AG.	422,749
5,988		Estee Lauder Cos (Class A)	383,412
908		L’Oreal S.A.	144,057

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	950,218

MATERIALS - 5.0%
950		Ashland, Inc	70,585
1,650		Axiall Corp	102,564
3,830		Ecolab, Inc	307,090
12,829		Monsanto Co	1,355,127
1,837		PPG Industries, Inc	246,048
1,916		Sherwin-Williams Co	323,593

		TOTAL MATERIALS	2,405,007

MEDIA - 5.5%
14,611		CBS Corp (Class B)	682,187
23,280		Comcast Corp (Class A)	977,993
5,740	*	Discovery Communications, Inc (Class A)	451,968
742	*	Discovery Communications, Inc (Class C)	51,599
8,774		Walt Disney Co	498,363

		TOTAL MEDIA	2,662,110

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 14.1%
5,020	*	Alexion Pharmaceuticals, Inc	462,543
7,331		Allergan, Inc	818,359
2,848		Amgen, Inc	291,920
7,464	*	Biogen Idec, Inc	1,439,880
11,768	*	Celgene Corp	1,364,029
22,169	*	Gilead Sciences, Inc	1,084,729
4,990	*,e	Illumina, Inc	269,460
947	*	Onyx Pharmaceuticals, Inc	84,151
7,264		Perrigo Co	862,455
4,586	*	Zoetis Inc	153,172

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,830,698

REAL ESTATE - 1.0%
4,575		American Tower Corp	351,909
2,928	*	Realogy Holdings Corp	143,003

		TOTAL REAL ESTATE	494,912

RETAILING - 6.5%
5,196	*	Amazon.com, Inc	1,384,682
8,670	*	Carmax, Inc	361,539
4,460		Expedia, Inc	267,645
13,088	*,e	Groupon, Inc	80,098
12,058		Home Depot, Inc	841,407
4,718		L Brands, Inc	210,706

		TOTAL RETAILING	3,146,077

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
9,799		Broadcom Corp (Class A)	339,731
2,903	*	Lam Research Corp	120,359
10,717		Maxim Integrated Products, Inc	349,910

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	810,000

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 23.9%
23,920	*	Adobe Systems, Inc	$1,040,759
27,685	*	eBay, Inc	1,501,081
11,567	*	Facebook, Inc	295,884
1,820	*	Google, Inc (Class A)	1,445,135
27,818		Intuit, Inc	1,826,252
1,807	*	LinkedIn Corp	318,141
1,790		Mastercard, Inc (Class A)	968,623
12,602	*	Nuance Communications, Inc	254,308
20,684		Oracle Corp	668,920
13,154	*	Red Hat, Inc	665,066
2,616	*	Salesforce.com, Inc	467,819
1,336	*	Sina Corp	64,916
7,894		Visa, Inc (Class A)	1,340,717
29,499	*	Yahoo!, Inc	694,111

		TOTAL SOFTWARE & SERVICES	11,551,732

TECHNOLOGY HARDWARE & EQUIPMENT - 7.9%
4,192		Apple, Inc	1,855,505
23,757	*	EMC Corp	567,554
2,765	*	F5 Networks, Inc	246,306
5,975	*	JDS Uniphase Corp	79,886
16,104		Qualcomm, Inc	1,078,163

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,827,414

TRANSPORTATION - 2.6%
3,281		FedEx Corp	322,195
20,139	*	Hertz Global Holdings, Inc	448,294
4,478		Kansas City Southern Industries, Inc	496,610

		TOTAL TRANSPORTATION	1,267,099

		TOTAL COMMON STOCKS (Cost $40,536,608)	47,767,808

SHORT-TERM INVESTMENTS - 1.2%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
566,511	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	566,511

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	566,511

		TOTAL SHORT-TERM INVESTMENTS (Cost $566,511)	566,511

		TOTAL INVESTMENTS - 100.0% (Cost $41,103,119)	48,334,319
		OTHER ASSETS & LIABILITIES, NET - 0.0%	8,127

		NET ASSETS - 100.0%	$48,342,446

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $549,705.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 0.9%
12,101		Delphi Automotive plc	$537,284
29,970		Ford Motor Co	394,106

		TOTAL AUTOMOBILES & COMPONENTS	931,390

BANKS - 2.5%
4,455		BNP Paribas	229,065
10,128	*	CIT Group, Inc	440,366
11,695		TCF Financial Corp	174,957
46,659		Wells Fargo & Co	1,725,916

		TOTAL BANKS	2,570,304

CAPITAL GOODS - 7.6%
5,686		3M Co	604,479
9,433		Eaton Corp	577,771
5,301		General Dynamics Corp	373,773
83,619		General Electric Co	1,933,271
18,724		Honeywell International, Inc	1,410,854
34,763		Invensys plc	186,180
3,905		Pall Corp	266,985
2,135		Precision Castparts Corp	404,839
3,536		Rockwell Automation, Inc	305,334
5,369		Roper Industries, Inc	683,527
4,398	*	Teledyne Technologies, Inc	344,979
2,458		TransDigm Group, Inc	375,877
1,173		W.W. Grainger, Inc	263,902

		TOTAL CAPITAL GOODS	7,731,771

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
5,295		ADT Corp	259,137
12,972		Tyco International Ltd	415,104

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	674,241

CONSUMER DURABLES & APPAREL - 1.7%
6,732		Coach, Inc	336,533
19,296		DR Horton, Inc	468,893
9,633	*	Jarden Corp	412,774
5,908	*	TRI Pointe Homes, Inc.	119,046
2,125		VF Corp	356,469

		TOTAL CONSUMER DURABLES & APPAREL	1,693,715

CONSUMER SERVICES - 1.3%
5,374	*	Chuy’s Holdings, Inc	175,085
6,998		Las Vegas Sands Corp	394,337
8,636	*	Penn National Gaming, Inc	470,058
4,623		Six Flags Entertainment Corp	335,075

		TOTAL CONSUMER SERVICES	1,374,555

DIVERSIFIED FINANCIALS - 6.7%
6,917		American Express Co	466,621
121,849		Bank of America Corp	1,484,121
37,187		Citigroup, Inc	1,645,153
15,865		Discover Financial Services	711,387
11,314		Fortress Investment Group LLC	72,410

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

15,690		JPMorgan Chase & Co	$744,647
6,356		Legg Mason, Inc	204,345
31,988		Morgan Stanley	703,096
13,625		State Street Corp	805,102

		TOTAL DIVERSIFIED FINANCIALS	6,836,882

ENERGY - 10.6%
12,844		Anadarko Petroleum Corp	1,123,208
7,812	*	Cameron International Corp	509,342
10,633	*	Cheniere Energy, Inc	297,724
18,746		Chevron Corp	2,227,400
5,618		EOG Resources, Inc	719,497
27,788		Exxon Mobil Corp	2,503,977
20,246		Marathon Oil Corp	682,695
1,670		Marathon Petroleum Corp	149,632
7,606		Phillips 66	532,192
14,724		Schlumberger Ltd	1,102,680
8,233		Spectra Energy Corp	253,165
10,707	*	Transocean Ltd-NYSE	556,336
18,552	*	Weatherford International Ltd	225,221

		TOTAL ENERGY	10,883,069

FOOD & STAPLES RETAILING - 1.5%
11,461		Wal-Mart Stores, Inc	857,627
7,914		Whole Foods Market, Inc	686,539

		TOTAL FOOD & STAPLES RETAILING	1,544,166

FOOD, BEVERAGE & TOBACCO - 7.6%
4,928		Brown-Forman Corp (Class B)	351,859
29,721		Coca-Cola Co	1,201,917
14,680		ConAgra Foods, Inc	525,691
20,020	*	D.E Master Blenders 1753 NV	309,235
10,079	*	Dean Foods Co	182,732
1,887	*,e	Green Mountain Coffee Roasters, Inc	107,106
7,896		Hershey Co	691,137
13,995		Kellogg Co	901,698
7,427	*	Monster Beverage Corp	354,565
12,083		PepsiCo, Inc	955,886
19,908		Philip Morris International, Inc	1,845,671
3,429		Remy Cointreau S.A.	396,295

		TOTAL FOOD, BEVERAGE & TOBACCO	7,823,792

HEALTH CARE EQUIPMENT & SERVICES - 2.9%
14,770		Aetna, Inc	755,042
61,681	*	Boston Scientific Corp	481,729
9,084	*	Catamaran Corp	481,724
21,672		Medtronic, Inc	1,017,717
5,739	*	Tenet Healthcare Corp	273,062

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,009,274

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
5,088		Beiersdorf AG.	470,255
6,735		Church & Dwight Co, Inc	435,283
2,101		L’Oreal S.A.	333,331
12,724		Procter & Gamble Co	980,511

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,219,380

INSURANCE - 3.9%
12,628		ACE Ltd	1,123,513
4,961		Aflac, Inc	258,071
9,444		Axis Capital Holdings Ltd	393,059

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

4,791	*	Berkshire Hathaway, Inc (Class B)	$499,222
13,945		Fidelity National Title Group, Inc (Class A)	351,833
24,453		Hartford Financial Services Group, Inc	630,888
20,706		Metlife, Inc	787,242

		TOTAL INSURANCE	4,043,828

MATERIALS - 4.3%
6,550		Axiall Corp	407,148
5,267		Cytec Industries, Inc	390,179
15,574		International Paper Co	725,437
6,076		LyondellBasell Industries AF S.C.A	384,550
13,068	d	Monsanto Co	1,380,373
3,554		PPG Industries, Inc	476,023
24,910		Sealed Air Corp	600,580

		TOTAL MATERIALS	4,364,290

MEDIA - 4.1%
2,839	*	Charter Communications, Inc	295,767
33,760		Comcast Corp (Class A)	1,418,257
10,263		Gannett Co, Inc	224,452
2,618		Time Warner Cable, Inc	251,485
13,460		Time Warner, Inc	775,565
6,819		Viacom, Inc (Class B)	419,846
14,111		Walt Disney Co	801,505

		TOTAL MEDIA	4,186,877

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.8%
4,458	*	Actavis, Inc	410,626
4,567	*	Alexion Pharmaceuticals, Inc	420,804
4,197		Allergan, Inc	468,511
6,524		Amgen, Inc	668,775
4,215	*	Biogen Idec, Inc	813,116
4,366	*	BioMarin Pharmaceuticals, Inc	271,827
19,856	*	Biovitrum AB	127,624
3,134	*	Celgene Corp	363,262
31,878	*,d	Gilead Sciences, Inc	1,559,791
5,720	*	Jazz Pharmaceuticals plc	319,805
16,187		Johnson & Johnson	1,319,726
3,315		Lonza Group AG.	215,530
3,406	*	Medivation, Inc	159,299
5,952		Novartis AG.	424,211
1,680		Novo Nordisk AS (Class B)	270,786
88,178		Pfizer, Inc	2,544,817
4,906	e	Questcor Pharmaceuticals, Inc	159,641
1,563		Roche Holding AG.	364,371
4,693	*	Zoetis Inc	156,746

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,039,268

REAL ESTATE - 0.7%
7,953		American Tower Corp	611,745
3,024	*	Realogy Holdings Corp	147,692

		TOTAL REAL ESTATE	759,437

RETAILING - 5.9%
4,197	*	Amazon.com, Inc	1,118,458
6,640		Best Buy Co, Inc	147,076
4,323		Expedia, Inc	259,423
17,825		Foot Locker, Inc	610,328
7,537		Gap, Inc	266,810
21,009		Home Depot, Inc	1,466,008
14,594		Macy’s, Inc	610,613
2,278	*	NetFlix, Inc	431,476

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

7,058		PetMed Express, Inc	$94,683
15,767		TJX Companies, Inc	737,107
6,817	*	Urban Outfitters, Inc	264,091

		TOTAL RETAILING	6,006,073

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
7,994		Broadcom Corp (Class A)	277,152
33,228		Intel Corp	726,032
6,478		Maxim Integrated Products, Inc	211,507
4,570	*	NXP Semiconductors NV	138,288
9,339		Xilinx, Inc	356,469

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,709,448

SOFTWARE & SERVICES - 8.6%
8,494	*	Akamai Technologies, Inc	299,753
2,646	*,e	Alliance Data Systems Corp	428,361
6,518	*	Aspen Technology, Inc	210,466
29,119	*	Compuware Corp	363,988
6,593	*,e	Constant Contact, Inc	85,577
19,442	*	eBay, Inc	1,054,145
3,954	*	Fortinet, Inc	93,631
2,166	*	Google, Inc (Class A)	1,719,869
6,619		International Business Machines Corp	1,411,833
26,739		Microsoft Corp	765,003
2,466	*	MicroStrategy, Inc (Class A)	249,263
1,667	*	Model N, Inc	33,040
27,391		Oracle Corp	885,825
4,044	*	Splunk, Inc	161,881
15,398	*,d	Take-Two Interactive Software, Inc	248,678
28,006	*	Yahoo!, Inc	658,981
4,374	*	Yandex NV	101,127

		TOTAL SOFTWARE & SERVICES	8,771,421

TECHNOLOGY HARDWARE & EQUIPMENT - 7.1%
6,468		Apple, Inc	2,862,931
69,862		Cisco Systems, Inc	1,460,814
3,336	*	F5 Networks, Inc	297,171
40,815	*	JDS Uniphase Corp	545,696
12,867	*	NetApp, Inc	439,537
18,045		Qualcomm, Inc	1,208,113
7,607	*	SanDisk Corp	418,385

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	7,232,647

TELECOMMUNICATION SERVICES - 1.7%
13,670	*	Level 3 Communications, Inc	277,364
29,612		Verizon Communications, Inc	1,455,430

		TOTAL TELECOMMUNICATION SERVICES	1,732,794

TRANSPORTATION - 2.1%
4,715	e	Canadian Pacific Railway Ltd	615,166
32,108	*,d	Delta Air Lines, Inc	530,103
12,682	*	Hertz Global Holdings, Inc	282,301
4,301		Kansas City Southern Industries, Inc	476,981
2,366		United Parcel Service, Inc (Class B)	203,240

		TOTAL TRANSPORTATION	2,107,791

UTILITIES - 2.2%
9,629		American Water Works Co, Inc	399,026
13,235	*	Calpine Corp	272,641
10,157		Edison International	511,100
7,408		Exelon Corp	255,428

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

6,153		NextEra Energy, Inc	$477,965
4,053		Sempra Energy	323,997
1,065		UNS Energy Corp	52,121

		TOTAL UTILITIES	2,292,278

		TOTAL COMMON STOCKS (Cost $83,178,201)	101,538,691

SHORT-TERM INVESTMENTS - 1.4%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
1,383,967	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	1,383,967

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	1,383,967

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,383,967)	1,383,967

		TOTAL INVESTMENTS - 100.7% (Cost $84,562,168)	102,922,658
		OTHER ASSETS & LIABILITIES, NET - (0.7)%	(684,899)

		NET ASSETS - 100.0%	$102,237,759

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,378,310.

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

AUTOMOBILES & COMPONENTS - 1.0%
13,958	*	American Axle & Manufacturing Holdings, Inc	$190,527
4,403		Delphi Automotive plc	195,493
31,208		Ford Motor Co	410,385

		TOTAL AUTOMOBILES & COMPONENTS	796,405

BANKS - 4.6%
2,911		BB&T Corp	91,376
37,229		Huntington Bancshares, Inc	275,122
18,283		Keycorp	182,099
33,550		Regions Financial Corp	274,774
29,322		Synovus Financial Corp	81,222
36,058		TCF Financial Corp	539,428
8,732		US Bancorp	296,277
57,335		Wells Fargo & Co	2,120,822

		TOTAL BANKS	3,861,120

CAPITAL GOODS - 7.0%
6,584		Boeing Co	565,236
13,345	*	Edwards Group Ltd (ADR)	107,427
8,435		General Dynamics Corp	594,752
135,907		General Electric Co	3,142,170
1,446		L-3 Communications Holdings, Inc	117,011
8,741		Pentair Ltd	461,088
4,718	*,e	Polypore International, Inc	189,569
5,820		SPX Corp	459,547
6,542		Textron, Inc	195,017

		TOTAL CAPITAL GOODS	5,831,817

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
9,520		ADT Corp	465,909
6,635	*	Tribune Co	377,200
9,007		Tyco International Ltd	288,224

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,131,333

CONSUMER DURABLES & APPAREL - 0.8%
4,141	*,e	Deckers Outdoor Corp	230,612
9,384	*	Jarden Corp	402,105

		TOTAL CONSUMER DURABLES & APPAREL	632,717

CONSUMER SERVICES - 3.2%
7,158	*	Bloomin’ Brands, Inc	127,913
20,441		Carnival Corp	701,126
5,626	*	Hyatt Hotels Corp	243,212
9,794		Interval Leisure Group, Inc	212,922
10,423		Las Vegas Sands Corp	587,336
11,583	*	Penn National Gaming, Inc	630,463
2,217		Six Flags Entertainment Corp	160,688

		TOTAL CONSUMER SERVICES	2,663,660

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 8.7%
5,511		American Express Co	$371,772
8,195		Apollo Management LP	177,340
127,031		Bank of America Corp	1,547,238
12,214		Blackstone Group LP	241,593
2,536		Capital One Financial Corp	139,353
34,627		Citigroup, Inc	1,531,898
22,208		JPMorgan Chase & Co	1,053,992
16,915	e	Legg Mason, Inc	543,817
36,627		Morgan Stanley	805,061
3,710		Northern Trust Corp	202,418
11,476		State Street Corp	678,117

		TOTAL DIVERSIFIED FINANCIALS	7,292,599

ENERGY - 14.9%
6,249		Anadarko Petroleum Corp	546,475
22,674		Baker Hughes, Inc	1,052,300
3,711		Cabot Oil & Gas Corp	250,901
4,906		Cenovus Energy, Inc	152,037
6,313	*	Cheniere Energy, Inc	176,764
12,143	e	Chesapeake Energy Corp	247,839
16,465		Chevron Corp	1,956,371
11,758	*	Cobalt International Energy, Inc	331,576
4,520	e	Crescent Point Energy Corp	170,637
1,849		EOG Resources, Inc	236,801
936		Equitable Resources, Inc	63,414
33,661	e	EXCO Resources, Inc	240,003
33,188		Exxon Mobil Corp	2,990,571
30,648	*	Kodiak Oil & Gas Corp	278,590
5,745		Lufkin Industries, Inc	381,410
4,524		Marathon Oil Corp	152,549
3,204		Marathon Petroleum Corp	287,078
16,715	*	Matador Resources Co	148,095
1,101		Noble Energy, Inc	127,342
11,233		Occidental Petroleum Corp	880,330
4,171		Phillips 66	291,845
7,392	*	Southwestern Energy Co	275,426
13,964		Spectra Energy Corp	429,393
50,003	*	Weatherford International Ltd	607,037
5,323		Williams Cos, Inc	199,400

		TOTAL ENERGY	12,474,184

FOOD & STAPLES RETAILING - 0.4%
2,745		CVS Corp	150,947
4,579		Walgreen Co	218,327

		TOTAL FOOD & STAPLES RETAILING	369,274

FOOD, BEVERAGE & TOBACCO - 3.8%
12,953		Altria Group, Inc	445,453
29,829	*	D.E Master Blenders 1753 NV	460,748
9,693	*,e	Green Mountain Coffee Roasters, Inc	550,175
1,583		Kellogg Co	101,993
10,754		Kraft Foods Group, Inc	554,154
18,620		Mondelez International, Inc	569,958
1,360		Philip Morris International, Inc	126,085
3,571	*	Pinnacle Foods, Inc	79,312
2,174		Remy Cointreau S.A.	251,253

		TOTAL FOOD, BEVERAGE & TOBACCO	3,139,131

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 3.9%
5,253		Abbott Laboratories	$185,536
24,408	*	Boston Scientific Corp	190,626
15,494		Cardinal Health, Inc	644,860
2,346		Humana, Inc	162,132
11,762		Medtronic, Inc	552,344
9,000	*	Olympus Corp	213,561
4,307	*	Tenet Healthcare Corp	204,927
12,829		UnitedHealth Group, Inc	733,947
2,448		WellPoint, Inc	162,131
2,990		Zimmer Holdings, Inc	224,908

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,274,972

HOUSEHOLD & PERSONAL PRODUCTS - 3.6%
21,340		Avon Products, Inc	442,378
3,937		Beiersdorf AG.	363,875
1,295		L’Oreal S.A.	205,456
4,234	e	Nu Skin Enterprises, Inc (Class A)	187,143
23,532		Procter & Gamble Co	1,813,376

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,012,228

INSURANCE - 6.1%
7,716		ACE Ltd	686,492
5,877		Allstate Corp	288,384
3,046		Aon plc	187,329
1	*	Berkshire Hathaway, Inc	156,280
4,547	*	Berkshire Hathaway, Inc (Class B)	473,797
7,931		Hartford Financial Services Group, Inc	204,620
11,365		Marsh & McLennan Cos, Inc	431,529
16,892		Metlife, Inc	642,234
1,490		PartnerRe Ltd	138,734
11,803		Principal Financial Group	401,656
7,842		Prudential Financial, Inc	462,600
1,715		RenaissanceRe Holdings Ltd	157,763
6,826		Travelers Cos, Inc	574,681
8,687		XL Capital Ltd	263,216

		TOTAL INSURANCE	5,069,315

MATERIALS - 3.9%
3,349		Akzo Nobel NV	212,783
4,376		Ashland, Inc	325,137
3,725		Axiall Corp	231,546
757	*	Boise Cascade Co	25,693
26,349	e	Cleveland-Cliffs, Inc	500,894
13,279		Dow Chemical Co	422,803
4,482		Mosaic Co	267,172
14,289		PolyOne Corp	348,794
19,217		Sealed Air Corp	463,322
2,097	e	Wacker Chemie AG.	150,339
10,163		Walter Energy, Inc	289,646

		TOTAL MATERIALS	3,238,129

MEDIA - 1.7%
11,444		Comcast Corp (Class A)	480,763
9,131		News Corp (Class A)	278,678
11,910		Time Warner, Inc	686,254

		TOTAL MEDIA	1,445,695

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.6%
5,253		AbbVie, Inc	$214,217
3,130		Bayer AG.	323,473
34,685	*	Biovitrum AB	222,938
5,767		Eli Lilly & Co	327,508
22,505		Johnson & Johnson	1,834,833
2,593	*	Medivation, Inc	121,275
43,962		Merck & Co, Inc	1,944,439
2,902		Novartis AG.	206,831
72,395		Pfizer, Inc	2,089,320
18,036		Teva Pharmaceutical Industries Ltd (ADR)	715,668

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,000,502

REAL ESTATE - 2.7%
4,121		AvalonBay Communities, Inc	522,007
900		Boston Properties, Inc	90,954
31,372		Chimera Investment Corp	100,077
11,694	*	Forest City Enterprises, Inc (Class A)	207,802
14,324		Kimco Realty Corp	320,858
8,796		Mack-Cali Realty Corp	251,654
4,099		Potlatch Corp	187,980
4,709	*	Realogy Holdings Corp	229,987
113		Rouse Properties, Inc	2,045
2,615		SL Green Realty Corp	225,178
4,286		Starwood Property Trust, Inc	118,979

		TOTAL REAL ESTATE	2,257,521

RETAILING - 2.9%
3,749		Abercrombie & Fitch Co (Class A)	173,204
16,122		Best Buy Co, Inc	357,102
4,268		Expedia, Inc	256,123
26,383	*,e	Groupon, Inc	161,464
378,046	e	Hengdeli Holdings Ltd	106,072
14,655	e	JC Penney Co, Inc	221,437
48,000	e	Li & Fung Ltd	66,354
8,889	*	Liberty Media Holding Corp (Interactive A)	190,047
48,500		Lifestyle International Holdings Ltd	107,844
6,756		Lowe’s Companies, Inc	256,188
34,750		Staples, Inc	466,693
1,494		Target Corp	102,264

		TOTAL RETAILING	2,464,792

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
3,966		Altera Corp	140,674
4,492		Avago Technologies Ltd	161,353
7,804		Broadcom Corp (Class A)	270,565
15,209	*,e	Freescale Semiconductor Holdings Ltd	226,462
8,368	*	International Rectifier Corp	176,983
8,396	*	Lam Research Corp	348,098
14,090		Marvell Technology Group Ltd	149,072
59,276	*	ON Semiconductor Corp	490,805
25,537	*	RF Micro Devices, Inc	135,857

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,099,869

SOFTWARE & SERVICES - 2.4%
4,843	*	Adobe Systems, Inc	210,719
9,083		AOL, Inc	349,605
2,654		DST Systems, Inc	189,150
11,091	*	eBay, Inc	601,354
3,980	*,e	VistaPrint Ltd	153,867
22,136	*	Yahoo!, Inc	520,860

		TOTAL SOFTWARE & SERVICES	2,025,555

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 3.6%
8,072	*	Ciena Corp	$129,233
68,689		Cisco Systems, Inc	1,436,287
21,269		Corning, Inc	283,516
26,888		Hewlett-Packard Co	641,010
12,000		Hitachi Ltd	70,056
13,377	*	JDS Uniphase Corp	178,850
13,954	*	Juniper Networks, Inc	258,707

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,997,659

TELECOMMUNICATION SERVICES - 3.0%
60,152		AT&T, Inc	2,206,977
13,105	*	Level 3 Communications, Inc	265,900

		TOTAL TELECOMMUNICATION SERVICES	2,472,877

TRANSPORTATION - 1.4%
158,000		Air China Ltd	140,762
1,804		FedEx Corp	177,153
21,363	*	Hertz Global Holdings, Inc	475,541
7,159	*	UAL Corp	229,159
9,210		UTI Worldwide, Inc	133,361

		TOTAL TRANSPORTATION	1,155,976

UTILITIES - 5.5%
11,185	*	Calpine Corp	230,411
9,851		Centerpoint Energy, Inc	236,030
7,580		Consolidated Edison, Inc	462,608
1,417		Dominion Resources, Inc	82,441
7,405		Duke Energy Corp	537,529
5,604		Edison International	281,993
12,503		Entergy Corp	790,690
17,025		Exelon Corp	587,022
5,077		FirstEnergy Corp	214,249
3,057		NextEra Energy, Inc	237,468
5,629		NRG Energy, Inc	149,112
6,154		PG&E Corp	274,038
7,675		PPL Corp	240,304
3,011		Sempra Energy	240,699

		TOTAL UTILITIES	4,564,594

		TOTAL COMMON STOCKS (Cost $72,889,665)	82,271,924

SHORT-TERM INVESTMENTS - 4.4%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.4%
3,651,897	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	3,651,897

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	3,651,897

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,651,897)	3,651,897

		TOTAL INVESTMENTS - 103.0% (Cost $76,541,562)	85,923,821
		OTHER ASSETS & LIABILITIES, NET - (3.0)%	(2,445,663)

		NET ASSETS - 100.0%	$83,478,158

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,576,545.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

ASSET MANAGEMENT & CUSTODY BANKS - 0.3%
15,000		Blackstone Group LP	$296,700

		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	296,700

CASINOS & GAMING - 0.3%
5,000	*	Penn National Gaming, Inc	272,150

		TOTAL CASINOS & GAMING	272,150

CONSTRUCTION MATERIALS - 0.5%
7,500		Eagle Materials, Inc	499,725

		TOTAL CONSTRUCTION MATERIALS	499,725

DIVERSIFIED REAL ESTATE ACTIVITIES - 0.3%
60,000		Hang Lung Group Ltd	338,042
59,000	*,m	Mission West Properties, Inc	3,540

		TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	341,582

DIVERSIFIED REITS - 2.3%
50,000		Duke Realty Corp	849,000
25,000		Retail Opportunities Investment Corp	350,250
14,000		Vornado Realty Trust	1,170,960

		TOTAL DIVERSIFIED REITS	2,370,210

HOMEBUILDING - 4.5%
15,000	*	Meritage Homes Corp	702,900
600	*	NVR, Inc	648,066
40,000	*	Pulte Homes, Inc	809,600
15,000		Ryland Group, Inc	624,300
85,000	*	Standard-Pacific Corp	734,400
15,000	*	Toll Brothers, Inc	513,600
25,000	*	TRI Pointe Homes, Inc	503,750

		TOTAL HOMEBUILDING	4,536,616

HOTELS, RESORTS & CRUISE LINES - 0.5%
8,000		Starwood Hotels & Resorts Worldwide, Inc	509,840

		TOTAL HOTELS, RESORTS & CRUISE LINES	509,840

INDUSTRIAL REITS - 7.2%
19,000		EastGroup Properties, Inc	1,105,800
27,000		First Industrial Realty Trust, Inc	462,510
200,000		Global Logistic Properties	424,733
130,000		Prologis, Inc	5,197,400
10,000		Terreno Realty Corp	179,800

		TOTAL INDUSTRIAL REITS	7,370,243

OFFICE REITS - 8.7%
2,828		BioMed Realty Trust, Inc	61,085
40,000		Boston Properties, Inc	4,042,400
15,000		Digital Realty Trust, Inc	1,003,650
8,000		HRPT Properties Trust	179,520

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

15,000		Kilroy Realty Corp	$786,000
26,000		Parkway Properties, Inc	482,300
27,000		SL Green Realty Corp	2,324,970

		TOTAL OFFICE REITS	8,879,925

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
28,800	*,b,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE OPERATING COMPANIES - 1.7%
341,116		Thomas Properties Group, Inc	1,749,925

		TOTAL REAL ESTATE OPERATING COMPANIES	1,749,925

RESIDENTIAL REITS - 17.4%
45,000		American Campus Communities, Inc	2,040,300
36,000		AvalonBay Communities, Inc	4,560,120
10,000		BRE Properties, Inc (Class A)	486,800
27,000		Camden Property Trust	1,854,360
20,000		Education Realty Trust, Inc	210,600
15,000		Equity Lifestyle Properties, Inc	1,152,000
60,000		Equity Residential	3,303,600
12,000		Essex Property Trust, Inc	1,806,960
50,000		Post Properties, Inc	2,355,000

		TOTAL RESIDENTIAL REITS	17,769,740

RETAIL REITS - 24.9%
85,000		DDR Corp	1,480,700
30,000		Equity One, Inc	719,100
20,000		Federal Realty Investment Trust	2,160,800
170,000		General Growth Properties, Inc	3,379,600
16,000		Macerich Co	1,030,080
23,000		Realty Income Corp	1,043,050
21,000		Regency Centers Corp	1,111,110
75,000		Simon Property Group, Inc	11,892,000
25,000		Tanger Factory Outlet Centers, Inc	904,500
22,000		Taubman Centers, Inc	1,708,520

		TOTAL RETAIL REITS	25,429,460

SECURITY & ALARM SERVICES - 0.8%
22,000		Corrections Corp of America	859,540

		TOTAL SECURITY & ALARM SERVICES	859,540

SPECIALIZED REITS - 30.3%
70,000		American Tower Corp	5,384,400
40,000		CubeSmart	632,000
8,000		Entertainment Properties Trust	416,400
30,000		Extra Space Storage, Inc	1,178,100
88,000		HCP, Inc	4,387,680
50,000		Health Care REIT, Inc	3,395,500
8,000		Hospitality Properties Trust	219,520
130,000		Host Marriott Corp	2,273,700
15,000		Medical Properties Trust, Inc	240,600
10,000		Plum Creek Timber Co, Inc	522,000
8,000		Potlatch Corp	366,880
27,000		Public Storage, Inc	4,112,640
115,000	*	Strategic Hotels & Resorts, Inc	960,250

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

55,000	*	Sunstone Hotel Investors, Inc	$677,050
44,000		Ventas, Inc	3,220,800
90,000		Weyerhaeuser Co	2,824,200

		TOTAL SPECIALIZED REITS	30,811,720

		TOTAL COMMON STOCKS (Cost $86,266,048)	101,697,376

		TOTAL INVESTMENTS - 99.7% (Cost $86,266,048)	101,697,376
		OTHER ASSETS & LIABILITIES, NET - 0.3%	310,606

		NET ASSETS - 100.0%	$102,007,982

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

b	In bankruptcy.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.4%
10,819		Dana Holding Corp	$192,903
1,800		Lear Corp	98,766
2,200		Superior Industries International, Inc	41,096
5,099	*	Tenneco, Inc	200,441

		TOTAL AUTOMOBILES & COMPONENTS	533,206

BANKS - 8.0%
7,074		Brookline Bancorp, Inc	64,656
5,139		Columbia Banking System, Inc	112,955
2,200		Community Bank System, Inc	65,186
6,100		CVB Financial Corp	68,747
15,729	e	FirstMerit Corp	260,000
11,194		Home Loan Servicing Solutions Ltd	261,156
13,200		National Penn Bancshares, Inc	141,108
4,193	*	Ocwen Financial Corp	158,999
8,100		Old National Bancorp	111,375
6,050		Oritani Financial Corp	93,715
5,100		PrivateBancorp, Inc	96,441
4,782		Prosperity Bancshares, Inc	226,619
3,124		Provident Financial Services, Inc	47,703
14,340	e	Radian Group, Inc	153,581
20,437		Susquehanna Bancshares, Inc	254,032
3,854	*	SVB Financial Group	273,403
2,000	*	Texas Capital Bancshares, Inc	80,900
3,395		UMB Financial Corp	166,593
7,480		Umpqua Holdings Corp	99,185
5,000		Webster Financial Corp	121,300
3,825		Wintrust Financial Corp	141,678

		TOTAL BANKS	2,999,332

CAPITAL GOODS - 9.7%
3,900		Acuity Brands, Inc	270,465
3,500		Alliant Techsystems, Inc	253,505
866		Ampco-Pittsburgh Corp	16,376
4,800		Applied Industrial Technologies, Inc	216,000
741		Belden CDT, Inc	38,273
2,962		Brady Corp (Class A)	99,316
3,200		Crane Co	178,752
1,413		Cubic Corp	60,363
4,153		Curtiss-Wright Corp	144,109
1,523	*	DXP Enterprises, Inc	113,768
6,048	*	EnerSys	275,668
7,300	*	Federal Signal Corp	59,422
1,642		Franklin Electric Co, Inc	55,122
2,956		Granite Construction, Inc	94,119
4,200	*	Hexcel Corp	121,842
1,647	*	Kadant, Inc	41,175
1,870		LB Foster Co (Class A)	82,822
1,900		Lindsay Manufacturing Co	167,542
1,200	*	Middleby Corp	182,580
2,300	*	Moog, Inc (Class A)	105,409
1,100		MSC Industrial Direct Co (Class A)	94,358
2,600		Mueller Industries, Inc	138,554
5,329	*	NCI Building Systems, Inc	92,565
600	*	Oshkosh Truck Corp	25,494

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

6,526		Pike Electric Corp	$92,865
2,200		Sauer-Danfoss, Inc	128,546
3,680	*	Teledyne Technologies, Inc	288,659
3,705	*	Trex Co, Inc	182,212

		TOTAL CAPITAL GOODS	3,619,881

COMMERCIAL & PROFESSIONAL SERVICES - 3.1%
2,796	*	Acacia Research (Acacia Technologies)	84,355
3,762	*	Advisory Board Co	197,580
2,531		Corporate Executive Board Co	147,203
1,294		Exponent, Inc	69,799
6,500		Healthcare Services Group	166,595
5,100	*	Korn/Ferry International	91,086
5,646		Rollins, Inc	138,609
6,333	*	Tetra Tech, Inc	193,093
2,700		Viad Corp	74,682

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,163,002

CONSUMER DURABLES & APPAREL - 3.9%
6,639	*,e	Beazer Homes USA, Inc	105,162
10,400		Brunswick Corp	355,888
9,907	*	CROCS, Inc	146,822
4,691		Harman International Industries, Inc	209,359
3,200	*,e	iRobot Corp	82,112
2,700	*	Skechers U.S.A., Inc (Class A)	57,105
11,700	*,e	Standard-Pacific Corp	101,088
2,400	*	Steven Madden Ltd	103,536
2,110		True Religion Apparel, Inc	55,092
3,600	*	Tumi Holdings, Inc	75,384
2,200		Tupperware Corp	179,828

		TOTAL CONSUMER DURABLES & APPAREL	1,471,376

CONSUMER SERVICES - 4.5%
23,000	*,e	Boyd Gaming Corp	190,210
470	*,e	Coinstar, Inc	27,457
2,000	*	Grand Canyon Education, Inc	50,780
10,725		Hillenbrand, Inc	271,128
3,954	*	Hyatt Hotels Corp	170,932
6,700		International Game Technology	110,550
12,300	*	Krispy Kreme Doughnuts, Inc	177,612
8,800	*	MGM Mirage	115,720
4,200	*	Multimedia Games, Inc	87,654
8,700	*	Orient-Express Hotels Ltd (Class A)	85,782
200	*	Panera Bread Co (Class A)	33,048
1,973	*	Papa John’s International, Inc	121,971
4,231	*	Pinnacle Entertainment, Inc	61,857
9,500	*	SHFL Entertainment, Inc	157,415
480		Sotheby’s (Class A)	17,957

		TOTAL CONSUMER SERVICES	1,680,073

DIVERSIFIED FINANCIALS - 4.1%
200	*,m	DVI, Inc	0
3,800		Evercore Partners, Inc (Class A)	158,080
2,400		Financial Engines, Inc	86,928
900		Greenhill & Co, Inc	48,042
1,320		iShares Russell 2000 Index Fund	124,423
5,380		MarketAxess Holdings, Inc	200,674
4,905	*,e	PHH Corp	107,714
1,137	*	Piper Jaffray Cos	38,999
1,500	*	Portfolio Recovery Associates, Inc	190,380

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

18,100		Prospect Capital Corp	$197,471
6,700		Solar Capital Ltd	157,383
3,500	*	Stifel Financial Corp	121,345
9,300	*	WisdomTree Investments, Inc	96,720

		TOTAL DIVERSIFIED FINANCIALS	1,528,159

ENERGY - 5.9%
3,500		Alon USA Energy, Inc	66,675
18,300	e	Arch Coal, Inc	99,369
4,914		Bristow Group, Inc	324,029
2,200		Cimarex Energy Co	165,968
3,600	*	Comstock Resources, Inc	58,500
1,500		Delek US Holdings, Inc	59,190
2,846		Energy XXI Bermuda Ltd	77,468
4,259	*	EPL Oil & Gas, Inc	114,184
1,200	*	Gulfport Energy Corp	54,996
17,275		Penn Virginia Corp	69,791
3,423	*	Rosetta Resources, Inc	162,866
9,800	e	RPC, Inc	148,666
3,236	*	Stone Energy Corp	70,383
2,900	*	Swift Energy Co	42,949
3,699		Targa Resources Investments, Inc	251,384
12,099	*	Vaalco Energy, Inc	91,832
4,800		W&T Offshore, Inc	68,160
4,500	e	Western Refining, Inc	159,345
11,300	*	Willbros Group, Inc	110,966

		TOTAL ENERGY	2,196,721

FOOD & STAPLES RETAILING - 0.9%
147,700	*	Rite Aid Corp	280,630
340	*	United Natural Foods, Inc	16,728
848		Weis Markets, Inc	34,514

		TOTAL FOOD & STAPLES RETAILING	331,872

FOOD, BEVERAGE & TOBACCO - 2.6%
4,543	*	Annie’s, Inc	173,815
1,092	*	Boston Beer Co, Inc (Class A)	174,327
2,600	*,e	Diamond Foods, Inc	43,836
2,500		Flowers Foods, Inc	82,350
1,661		J&J Snack Foods Corp	127,714
3,500		Lance, Inc	88,410
2,774	*	Pilgrim’s Pride Corp	25,493
4,800		Sanderson Farms, Inc	262,176

		TOTAL FOOD, BEVERAGE & TOBACCO	978,121

HEALTH CARE EQUIPMENT & SERVICES - 6.2%
8,500	*,e	Accretive Health, Inc	86,360
4,400	*	Align Technology, Inc	147,444
4,200	*	Amedisys, Inc	46,704
1,272		Analogic Corp	100,513
2,605	*	Arthrocare Corp	90,550
1,883		Cantel Medical Corp	56,603
1,000	*	Centene Corp	44,040
2,434		Computer Programs & Systems, Inc	131,704
4,441	*	Cyberonics, Inc	207,883
2,766	*	Cynosure, Inc (Class A)	72,386
1,365	*	Magellan Health Services, Inc	64,933
6,500		Masimo Corp	127,530
3,811	*	Medidata Solutions, Inc	220,962
3,300	*	Molina Healthcare, Inc	101,871
1,412	*	MWI Veterinary Supply, Inc	186,751

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

5,200	*	NuVasive, Inc	$110,812
2,993	*	Omnicell, Inc	56,508
1,409	*	Orthofix International NV	50,541
7,300	*	Team Health Holdings, Inc	265,574
3,700	*	Thoratec Corp	138,750

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,308,419

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
1,700	*	Medifast, Inc	38,964
1,774	e	Nu Skin Enterprises, Inc (Class A)	78,411
1,671	*,e	USANA Health Sciences, Inc	80,759

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	198,134

INSURANCE - 3.2%
878		Allied World Assurance Co Holdings Ltd	81,408
3,200		American Financial Group, Inc	151,616
1,800		Argo Group International Holdings Ltd	74,484
5,100		Aspen Insurance Holdings Ltd	196,758
14,949		Conseco, Inc	171,166
2,400		Employers Holdings, Inc	56,280
9,998		First American Financial Corp	255,649
2,626		Horace Mann Educators Corp	54,752
3,000		Platinum Underwriters Holdings Ltd	167,430

		TOTAL INSURANCE	1,209,543

MATERIALS - 4.4%
2,200		Balchem Corp	96,668
6,000	*	Century Aluminum Co	46,440
4,970	*	Coeur d’Alene Mines Corp	93,734
257	*,e	Contango ORE, Inc	2,377
8,100	*	Flotek Industries, Inc	132,435
5,800		Globe Specialty Metals, Inc	80,736
2,100		Kaiser Aluminum Corp	135,765
1,778		Koppers Holdings, Inc	78,197
1,043	*	Louisiana-Pacific Corp	22,529
1,330	*	LSB Industries, Inc	46,257
4,668		Minerals Technologies, Inc	193,769
7,300	*,e	Resolute Forest Products	118,114
2,900	*	RTI International Metals, Inc	91,901
3,500		Schnitzer Steel Industries, Inc (Class A)	93,310
3,685		Schweitzer-Mauduit International, Inc	142,720
5,400	*,e	Stillwater Mining Co	69,822
6,793		Worthington Industries, Inc	210,447

		TOTAL MATERIALS	1,655,221

MEDIA - 1.3%
975		Arbitron, Inc	45,698
3,900	*	EW Scripps Co (Class A)	46,917
8,500		Interpublic Group of Cos, Inc	110,755
10,049	*	Journal Communications, Inc (Class A)	67,529
17,900	*	Live Nation, Inc	221,423

		TOTAL MEDIA	492,322

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.3%
5,620	*	Acorda Therapeutics, Inc	180,009
1,457	*	Alkermes plc	34,545
4,335	*	AMAG Pharmaceuticals, Inc	103,390
15,700	*	Array Biopharma, Inc	77,244
5,400	*	Auxilium Pharmaceuticals, Inc	93,312
5,900	*	Cepheid, Inc	226,383
3,200	*	Genomic Health, Inc	90,496
3,089	*	Impax Laboratories, Inc	47,694
927	*	Jazz Pharmaceuticals plc	51,828

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

7,084	*	Medicines Co	$236,748
11,720	*	Orexigen Therapeutics, Inc	73,250
6,300	*	Parexel International Corp	248,913
1,780	*	Pharmacyclics, Inc	143,130
1,031	e	Questcor Pharmaceuticals, Inc	33,549
9,752	*	Santarus, Inc	169,002
6,400	*	Viropharma, Inc	161,024

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,970,517

REAL ESTATE - 8.4%
5,831		Chesapeake Lodging Trust	133,763
2,500		Coresite Realty	87,450
5,300		DuPont Fabros Technology, Inc	128,631
2,599		Equity Lifestyle Properties, Inc	199,603
6,810		Extra Space Storage, Inc	267,429
4,100		Government Properties Income Trust	105,493
2,868		Home Properties, Inc	181,889
22,300		Lexington Corporate Properties Trust	263,140
3,324		LTC Properties, Inc	135,386
12,700		Omega Healthcare Investors, Inc	385,572
3,900		Pennsylvania Real Estate Investment Trust	75,621
2,109		PS Business Parks, Inc	166,442
11,893		RLJ Lodging Trust	270,685
1,524		Saul Centers, Inc	66,660
3,119		Sovran Self Storage, Inc	201,144
7,300		Starwood Property Trust, Inc	202,648
23,809	*	Sunstone Hotel Investors, Inc	293,089

		TOTAL REAL ESTATE	3,164,645

RETAILING - 2.6%
2,100		Advance Auto Parts, Inc	173,565
2,370	*	Ann Taylor Stores Corp	68,778
3,000	*	Autonation, Inc	131,250
5,700	*	Christopher & Banks Corp	36,651
7,320	*	Express Parent LLC	130,369
4,300	*,e	Francesca’s Holdings Corp	123,238
2,500	e	GameStop Corp (Class A)	69,925
10,400	*,e	Office Depot, Inc	40,872
14,700	e	RadioShack Corp	49,392
3,400	*	Shutterfly, Inc	150,178

		TOTAL RETAILING	974,218

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
4,600	*	Advanced Energy Industries, Inc	84,180
5,500	*	Cavium Networks, Inc	213,455
12,712	*	Entegris, Inc	125,340
15,100	*	Entropic Communications, Inc	61,457
7,300	*	Integrated Device Technology, Inc	54,531
13,698	*	Lattice Semiconductor Corp	74,654
14,000	*	MEMC Electronic Materials, Inc	61,600
4,831		MKS Instruments, Inc	131,403
16,783	*	Rambus, Inc	94,153
6,400	*	RF Micro Devices, Inc	34,048
15,900	*	Silicon Image, Inc	77,274
10,400	*	Teradyne, Inc	168,688
4,468		Tessera Technologies, Inc	83,775
4,780	*	Ultratech, Inc	188,954
4,000	*	Volterra Semiconductor Corp	56,800

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,510,312

SOFTWARE & SERVICES - 9.3%
7,716	*	Aspen Technology, Inc	249,150
3,700	*,e	AVG Technologies NV	51,504
3,176	*	Blucora, Inc	49,165
4,334	*	Commvault Systems, Inc	355,301

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,500		Computer Sciences Corp	$172,305
4,427	*	Cornerstone OnDemand, Inc	150,961
2,757		DST Systems, Inc	196,491
2,971	*	Euronet Worldwide, Inc	78,256
4,500	*	ExactTarget, Inc	104,715
3,700	*	Gartner, Inc	201,317
2,500		Global Payments, Inc	124,150
2,800	*	Guidewire Software, Inc	107,632
580		Heartland Payment Systems, Inc	19,123
5,400	*	Infoblox, Inc	117,180
3,700	*,e	Jive Software, Inc	56,240
300	*	LinkedIn Corp	52,818
3,383	*	Manhattan Associates, Inc	251,323
4,199		MAXIMUS, Inc	335,794
7,000	*	QLIK Technologies, Inc	180,810
4,100	*	Seachange International, Inc	48,749
1,500	*	Sourcefire, Inc	88,845
3,421	*	SYKES Enterprises, Inc	54,599
1,900		Syntel, Inc	128,288
11,536	*	TiVo, Inc	142,931
1,941	*	Virtusa Corp	46,118
4,300	*	WebMD Health Corp (Class A)	104,576

		TOTAL SOFTWARE & SERVICES	3,468,341

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
2,277	*	Agilysys, Inc	22,633
9,100	*	Arris Group, Inc	156,247
9,300	*,e	Aruba Networks, Inc	230,082
9,100	*	Brocade Communications Systems, Inc	52,507
11,400	*	Calix Networks, Inc	92,910
868		Cognex Corp	36,586
2,900	*	Cray, Inc	67,309
4,502	*	Datalink Corp	54,384
11,400	*,e	InvenSense, Inc	121,752
7,000	*	Ixia	151,480
1,750		Littelfuse, Inc	118,738
900		Loral Space & Communications, Inc	55,692
3,051	*	Plexus Corp	74,170
3,400	*	Procera Networks, Inc	40,426
15,900	*	QLogic Corp	184,440
4,900	*,e	Ruckus Wireless, Inc	102,900
5,607	*	Synaptics, Inc	228,149

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,790,405

TELECOMMUNICATION SERVICES - 0.3%
15,800	*	8x8, Inc	108,230

		TOTAL TELECOMMUNICATION SERVICES	108,230

TRANSPORTATION - 2.4%
5,344	*	Alaska Air Group, Inc	341,802
1,199		Amerco, Inc	208,074
3,440		Forward Air Corp	128,278
14,800	*	Swift Transportation Co, Inc	209,864

		TOTAL TRANSPORTATION	888,018

UTILITIES - 2.9%
2,600		American States Water Co	149,682
3,446		Avista Corp	94,420
6,200		Black Hills Corp	273,048
1,200		CH Energy Group, Inc	78,468
957		El Paso Electric Co	32,203
5,773		Empire District Electric Co	129,315
3,368		Genie Energy Ltd	31,188

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,200	e	Laclede Group, Inc	$93,940
2,500		New Jersey Resources Corp	112,125
1,940		Southwest Gas Corp	92,072
141		UNS Energy Corp	6,901

		TOTAL UTILITIES	1,093,362

		TOTAL COMMON STOCKS (Cost $32,558,067)	37,333,430

SHORT-TERM INVESTMENTS - 7.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 7.9%
2,962,959	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	2,962,959

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,962,959

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,962,959)	2,962,959

		TOTAL INVESTMENTS - 107.6% (Cost $35,521,026)	40,296,389
		OTHER ASSETS & LIABILITIES, NET - (7.6)%	(2,860,158)

		NET ASSETS - 100.0%	$37,436,231

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,844,512.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.4%
937	*	American Axle & Manufacturing Holdings, Inc	$12,790
325	*	BorgWarner, Inc	25,135
25,057		Ford Motor Co	329,500
64	*	Fuel Systems Solutions, Inc	1,054
1,932		Harley-Davidson, Inc	102,976
6,093		Johnson Controls, Inc	213,681
292	*	Modine Manufacturing Co	2,657
202		Spartan Motors, Inc	1,073
339		Superior Industries International, Inc	6,333
853	*	Tenneco, Inc	33,531
66	*	Tesla Motors, Inc	2,501

		TOTAL AUTOMOBILES & COMPONENTS	731,231

BANKS - 3.2%
46		Associated Banc-Corp	699
196		Bank of Hawaii Corp	9,959
9,321		BB&T Corp	292,586
363		CapitalSource, Inc	3,492
38		Capitol Federal Financial	459
72		Centerstate Banks of Florida, Inc	618
513	*	Citizens Republic Bancorp, Inc	11,568
1,303		Comerica, Inc	46,843
22		Community Bank System, Inc	652
69		Cullen/Frost Bankers, Inc	4,314
880		First Horizon National Corp	9,398
3,432		Hudson City Bancorp, Inc	29,652
1,357		Huntington Bancshares, Inc	10,028
10,587		Keycorp	105,446
1,338		M&T Bank Corp	138,028
161		MainSource Financial Group, Inc	2,260
1,196		New York Community Bancorp, Inc	17,163
145		Old National Bancorp	1,994
18		Peoples Bancorp, Inc	403
189		People’s United Financial, Inc	2,540
4,945		PNC Financial Services Group, Inc	328,842
844	*	Popular, Inc	23,303
355		Provident Financial Services, Inc	5,421
6,559		Radian Group, Inc	70,247
10,988		Regions Financial Corp	89,992
223	*	SVB Financial Group	15,820
31		TCF Financial Corp	464
12,247		US Bancorp	415,541
107		Webster Financial Corp	2,596
1,000	*	Wilshire Bancorp, Inc	6,780
290		Zions Bancorporation	7,247

		TOTAL BANKS	1,654,355

CAPITAL GOODS - 7.5%
3,956		3M Co	420,562
89		A.O. Smith Corp	6,548
103		Actuant Corp (Class A)	3,154
39		Acuity Brands, Inc	2,705
19	*	American Superconductor Corp	51

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,350		Ametek, Inc	$231,976
100		Apogee Enterprises, Inc	2,895
17		Applied Industrial Technologies, Inc	765
400	*	ArvinMeritor, Inc	1,892
90		Astec Industries, Inc	3,144
963		Barnes Group, Inc	27,860
200		Briggs & Stratton Corp	4,960
515	*	Builders FirstSource, Inc	3,018
33	*	Chart Industries, Inc	2,640
12		Clarcor, Inc	629
81	*	Colfax Corp	3,770
1,723		Cummins, Inc	199,541
5,091		Danaher Corp	316,406
3,110		Deere & Co	267,398
531		Dover Corp	38,699
2,695		Eaton Corp	165,069
5,715		Emerson Electric Co	319,297
1,559		Fastenal Co	80,055
312	*	FuelCell Energy, Inc	294
17		Gardner Denver, Inc	1,277
350	*	Gibraltar Industries, Inc	6,387
536		Graco, Inc	31,104
377	*	GrafTech International Ltd	2,895
117	*	Hexcel Corp	3,394
4,491		Illinois Tool Works, Inc	273,682
1,052		Ingersoll-Rand plc	57,871
55		Insteel Industries, Inc	898
80	*	Layne Christensen Co	1,710
301		LB Foster Co (Class A)	13,331
176		Lincoln Electric Holdings, Inc	9,536
3,652		Masco Corp	73,953
59		MSC Industrial Direct Co (Class A)	5,061
905	*	NCI Building Systems, Inc	15,720
1,172		Nordson Corp	77,293
1,302	*	Owens Corning, Inc	51,338
2,247		Paccar, Inc	113,608
380		Pall Corp	25,981
274		Parker Hannifin Corp	25,093
1,138		Pentair Ltd	60,029
342	*	Polypore International, Inc	13,742
1,507		Precision Castparts Corp	285,757
240		Quanex Building Products Corp	3,864
937	*	Quanta Services, Inc	26,779
741		Rockwell Automation, Inc	63,985
337		Rockwell Collins, Inc	21,271
400		Roper Industries, Inc	50,924
15		Simpson Manufacturing Co, Inc	459
147		Snap-On, Inc	12,157
1,656	*	Spirit Aerosystems Holdings, Inc (Class A)	31,447
891		Tennant Co	43,267
143		Timken Co	8,091
306	*	United Rentals, Inc	16,821
383	*	USG Corp	10,127
23		Valmont Industries, Inc	3,617
1,029		W.W. Grainger, Inc	231,504
326	*	WABCO Holdings, Inc	23,012
8		Watsco, Inc	673
215	*	WESCO International, Inc	15,611
333		Westinghouse Air Brake Technologies Corp	34,003
86		Xylem, Inc	2,370

		TOTAL CAPITAL GOODS	3,852,970

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
1,554	*	ACCO Brands Corp	$10,381
1,453		Avery Dennison Corp	62,581
42		Corporate Executive Board Co	2,443
160		Deluxe Corp	6,624
650		Dun & Bradstreet Corp	54,372
176		Equifax, Inc	10,136
68		Herman Miller, Inc	1,882
168		HNI Corp	5,962
73	*	IHS, Inc (Class A)	7,645
963		Iron Mountain, Inc	34,966
238		Manpower, Inc	13,499
266		Pitney Bowes, Inc	3,953
1,278		Robert Half International, Inc	47,963
318	*	Tetra Tech, Inc	9,696
3,724		Tyco International Ltd	119,168
1,392		Waste Management, Inc	54,580

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	445,851

CONSUMER DURABLES & APPAREL - 1.1%
200		Callaway Golf Co	1,324
91	*	Carter’s, Inc	5,212
5		Columbia Sportswear Co	289
14	*	Deckers Outdoor Corp	780
13		Hasbro, Inc	571
16	*	Iconix Brand Group, Inc	414
4,163		Mattel, Inc	182,298
76	*	Mohawk Industries, Inc	8,597
200		Movado Group, Inc	6,704
4,980		Nike, Inc (Class B)	293,870
152		Oxford Industries, Inc	8,071
217		Ryland Group, Inc	9,031
71	*	Tempur-Pedic International, Inc	3,524
7		True Religion Apparel, Inc	183
128		Tupperware Corp	10,463
202	*	Under Armour, Inc (Class A)	10,342
216		VF Corp	36,234

		TOTAL CONSUMER DURABLES & APPAREL	577,907

CONSUMER SERVICES - 2.4%
288	*	AFC Enterprises	10,463
55		Bob Evans Farms, Inc	2,344
200		Brinker International, Inc	7,530
61	*	Chipotle Mexican Grill, Inc (Class A)	19,878
965		Choice Hotels International, Inc	40,829
69	*	Coinstar, Inc	4,031
695		Darden Restaurants, Inc	35,918
13		DineEquity, Inc	894
128		Domino’s Pizza, Inc	6,584
60		Dunkin Brands Group, Inc	2,213
3,292		Marriott International, Inc (Class A)	139,021
5,212		McDonald’s Corp	519,584
29	*	Panera Bread Co (Class A)	4,792
266		Royal Caribbean Cruises Ltd	8,837
177	*	Sonic Corp	2,280
6,094		Starbucks Corp	347,114
1,167		Starwood Hotels & Resorts Worldwide, Inc	74,373
6		Vail Resorts, Inc	374

		TOTAL CONSUMER SERVICES	1,227,059

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 6.8%
2,183	*	American Capital Ltd	$31,861
6,289		American Express Co	424,256
1,747		Ameriprise Financial, Inc	128,667
11,325		Bank of New York Mellon Corp	316,987
1,273		BlackRock, Inc	327,008
5,452		Capital One Financial Corp	299,587
13,059		Charles Schwab Corp	231,014
2,768		CME Group, Inc	169,927
6,181		Discover Financial Services	277,156
144		Eaton Vance Corp	6,023
363		Evercore Partners, Inc (Class A)	15,101
1,953		Franklin Resources, Inc	294,532
810	*	IntercontinentalExchange, Inc	132,087
4,512		Invesco Ltd	130,667
466		Janus Capital Group, Inc	4,380
566		Legg Mason, Inc	18,197
672		Nasdaq Stock Market, Inc	21,706
1,111	*	NewStar Financial, Inc	14,698
2,260		Northern Trust Corp	123,306
2,215		NYSE Euronext	85,588
176	*	PHH Corp	3,865
4,345		State Street Corp	256,746
2,557		T Rowe Price Group, Inc	191,443
123		Triangle Capital Corp	3,443

		TOTAL DIVERSIFIED FINANCIALS	3,508,245

ENERGY - 9.5%
128		Alon USA Energy, Inc	2,438
2,841		Apache Corp	219,212
108	*	Atwood Oceanics, Inc	5,674
113	*	C&J Energy Services, Inc	2,588
2,232	*	Cameron International Corp	145,526
136	*	Carrizo Oil & Gas, Inc	3,505
1,448	*	Cheniere Energy, Inc	40,544
776		Cimarex Energy Co	58,541
1,962	*	Clean Energy Fuels Corp	25,506
246	*	Comstock Resources, Inc	3,997
232	*	Concho Resources, Inc	22,604
263		Contango Oil & Gas Co	10,544
1,156	*	Continental Resources, Inc	100,491
1,646		Crosstex Energy, Inc	31,702
135	*	CVR Energy, Inc	6,969
980	*	CVR Energy, Inc (Contingent value right)	0
112	*	Dawson Geophysical Co	3,360
3,831	*	Denbury Resources, Inc	71,448
3,879	*	Devon Energy Corp	218,853
2,555		EOG Resources, Inc	327,219
2,538		Equitable Resources, Inc	171,950
49	*	Exterran Holdings, Inc	1,323
2,547	*	FMC Technologies, Inc	138,531
66	*	Geospace Technologies Corp	7,123
512	*	Goodrich Petroleum Corp	8,013
166		Gulf Island Fabrication, Inc	3,496
1,203	*	Hercules Offshore, Inc	8,926
2,949		Hess Corp	211,178
1,199	*	Hornbeck Offshore Services, Inc	55,706
564	*	ION Geophysical Corp	3,841
344	*	Key Energy Services, Inc	2,780
266	*	Kinder Morgan Management LLC	23,368
5,337	*	Kodiak Oil & Gas Corp	48,513
6,653		Marathon Oil Corp	224,339
3,690		Marathon Petroleum Corp	330,624
159	*	Matrix Service Co	2,369
4,064		National Oilwell Varco, Inc	287,528

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

103	*	Natural Gas Services Group, Inc	$1,984
871	*	Newfield Exploration Co	19,528
1,424		Noble Corp	54,326
2,437		Noble Energy, Inc	281,863
230	*	Northern Oil And Gas, Inc	3,307
166	*	Oasis Petroleum, Inc	6,320
307		Oceaneering International, Inc	20,388
227	*	Oil States International, Inc	18,516
753	*	Parker Drilling Co	3,223
259	*	PDC Energy, Inc	12,839
415	*	Petroquest Energy, Inc	1,843
5,009		Phillips 66	350,479
697	*	Pioneer Energy Services Corp	5,750
1,709		Pioneer Natural Resources Co	212,343
290	*	Plains Exploration & Production Co	13,766
2,262		Questar Market Resources, Inc	72,022
846	*	Quicksilver Resources, Inc	1,904
1,298		Range Resources Corp	105,190
20,491		Rentech, Inc	48,154
233	*	Rex Energy Corp	3,840
5		SEACOR Holdings, Inc	368
2,662	*	Southwestern Energy Co	99,186
7,556		Spectra Energy Corp	232,347
942		St. Mary Land & Exploration Co	55,785
695	*	Superior Energy Services	18,049
640	*	Ultra Petroleum Corp	12,864
367	*	Unit Corp	16,717
8,030	*	Weatherford International Ltd	97,484
2,525		Western Refining, Inc	89,410
1,026	*	Whiting Petroleum Corp	52,162
3,496		Williams Cos, Inc	130,960

		TOTAL ENERGY	4,873,246

FOOD & STAPLES RETAILING - 1.0%
11		Casey’s General Stores, Inc	641
8		Harris Teeter Supermarkets, Inc	342
3,199		Kroger Co	106,015
2,516		Safeway, Inc	66,297
128		Spartan Stores, Inc	2,246
7,361		Sysco Corp	258,886
828		Whole Foods Market, Inc	71,829

		TOTAL FOOD & STAPLES RETAILING	506,256

FOOD, BEVERAGE & TOBACCO - 4.2%
125		Bunge Ltd	9,229
2,543		Campbell Soup Co	115,350
1,029		ConAgra Foods, Inc	36,848
151	*	Darling International, Inc	2,712
240		Dr Pepper Snapple Group, Inc	11,268
85		Flowers Foods, Inc	2,800
6,785		General Mills, Inc	334,568
554	*	Green Mountain Coffee Roasters, Inc	31,445
3,768		H.J. Heinz Co	272,313
45	*	Hain Celestial Group, Inc	2,749
431		Hillshire Brands Co	15,150
168		Hormel Foods Corp	6,942
312		J.M. Smucker Co	30,938
4,448		Kellogg Co	286,585
51		Lancaster Colony Corp	3,927
194		McCormick & Co, Inc	14,269
669		Mead Johnson Nutrition Co	51,814
11,466		Mondelez International, Inc	350,974
7,449		PepsiCo, Inc	589,291
84		Tootsie Roll Industries, Inc	2,526

		TOTAL FOOD, BEVERAGE & TOBACCO	2,171,698

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
10,030		Abbott Laboratories	$354,260
4,004		Aetna, Inc	204,684
55	*	Amsurg Corp	1,850
4,802		Baxter International, Inc	348,817
3,092		Becton Dickinson & Co	295,626
432	*	Centene Corp	19,025
41		Chemed Corp	3,279
1,469		Cigna Corp	91,622
121	*	Edwards Lifesciences Corp	9,941
85	*	Greatbatch, Inc	2,539
147	*	Henry Schein, Inc	13,605
570		Hill-Rom Holdings, Inc	20,075
84	*	HMS Holdings Corp	2,281
1,080		Humana, Inc	74,639
381	*	Idexx Laboratories, Inc	35,201
33		Invacare Corp	431
479	*	Inverness Medical Innovations, Inc	12,229
434	*	LifePoint Hospitals, Inc	21,032
80	*	MAKO Surgical Corp	892
7,921		Medtronic, Inc	371,970
438	*	Molina Healthcare, Inc	13,521
70	*	MWI Veterinary Supply, Inc	9,258
61		Owens & Minor, Inc	1,986
96	*	Palomar Medical Technologies, Inc	1,295
674		Patterson Cos, Inc	25,639
307		Resmed, Inc	14,232
293		STERIS Corp	12,192
3,999		WellPoint, Inc	264,854

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,226,975

HOUSEHOLD & PERSONAL PRODUCTS - 3.4%
171		Avon Products, Inc	3,545
320		Clorox Co	28,330
3,110		Colgate-Palmolive Co	367,073
2,225		Estee Lauder Cos (Class A)	142,467
179		Herbalife Ltd	6,703
3,355		Kimberly-Clark Corp	328,723
350	*	Medifast, Inc	8,022
124		Nu Skin Enterprises, Inc (Class A)	5,481
10,974		Procter & Gamble Co	845,656

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,736,000

INSURANCE - 6.1%
3,550		ACE Ltd	315,843
5,724		Aflac, Inc	297,762
487	*	Arch Capital Group Ltd	25,602
105		Arthur J. Gallagher & Co	4,338
1,032		Aspen Insurance Holdings Ltd	39,815
809		Assurant, Inc	36,413
239		Axis Capital Holdings Ltd	9,947
7,053	*	Berkshire Hathaway, Inc (Class B)	734,923
3,418		Chubb Corp	299,178
3,803		Cincinnati Financial Corp	179,464
155		Endurance Specialty Holdings Ltd	7,411
4,803	*	Genworth Financial, Inc (Class A)	48,030
48	*	Markel Corp	24,168
782		Marsh & McLennan Cos, Inc	29,692
969		Montpelier Re Holdings Ltd	25,242
436	*	National Financial Partners Corp	9,779
107		PartnerRe Ltd	9,963
171	*	Phoenix Cos, Inc	5,262
414		Platinum Underwriters Holdings Ltd	23,105
138		Primerica, Inc	4,524
3,183		Principal Financial Group	108,317

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

14		ProAssurance Corp	$663
8,250		Progressive Corp	208,477
300		Protective Life Corp	10,740
5,183		Prudential Financial, Inc	305,745
40		RenaissanceRe Holdings Ltd	3,680
8		RLI Corp	575
18		Selective Insurance Group, Inc	432
36		Stancorp Financial Group, Inc	1,539
3,920		Travelers Cos, Inc	330,025

		TOTAL INSURANCE	3,100,654

MATERIALS - 4.5%
19	*	AEP Industries, Inc	1,364
2,531		Air Products & Chemicals, Inc	220,501
7,098		Alcoa, Inc	60,475
546		Allegheny Technologies, Inc	17,314
1,222	*	Allied Nevada Gold Corp	20,114
1,033		AMCOL International Corp	31,186
204		Aptargroup, Inc	11,699
497		Ball Corp	23,647
528		Bemis Co, Inc	21,310
442		Buckeye Technologies, Inc	13,238
64		Carpenter Technology Corp	3,155
350		Celanese Corp (Series A)	15,417
18	*	Clearwater Paper Corp	948
1,669		Cleveland-Cliffs, Inc	31,728
1,032		Commercial Metals Co	16,357
110		Compass Minerals International, Inc	8,679
46		Domtar Corp	3,570
287		Eastman Chemical Co	20,053
3,434		Ecolab, Inc	275,338
265	*	Flotek Industries, Inc	4,333
609	*	General Moly, Inc	1,346
682		H.B. Fuller Co	26,653
182		Innophos Holdings, Inc	9,930
72		International Flavors & Fragrances, Inc	5,520
1,828		International Paper Co	85,148
97	*	Landec Corp	1,404
1,359	*	Louisiana-Pacific Corp	29,354
4,554		LyondellBasell Industries AF S.C.A	288,223
168	*	McEwen Mining, Inc	480
1,816		MeadWestvaco Corp	65,921
392		Minerals Technologies, Inc	16,272
286	*	Molycorp, Inc	1,487
4,541		Nucor Corp	209,567
506	*	Owens-Illinois, Inc	13,485
2,708		Praxair, Inc	302,050
54		Rock-Tenn Co (Class A)	5,011
124		Rockwood Holdings, Inc	8,115
1,256		Royal Gold, Inc	89,214
157		Sealed Air Corp	3,785
241		Sherwin-Williams Co	40,702
1,694		Sigma-Aldrich Corp	131,590
147		Sonoco Products Co	5,144
586	*	Stillwater Mining Co	7,577
231	*	SunCoke Energy, Inc	3,772
500		Tredegar Corp	14,720
473		Valspar Corp	29,444
79		Wausau Paper Corp	852
116		Westlake Chemical Corp	10,846
2,370		Worthington Industries, Inc	73,423

		TOTAL MATERIALS	2,281,461

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

MEDIA - 3.1%
1,465		Cablevision Systems Corp (Class A)	$21,916
156		Cinemark Holdings, Inc	4,593
24	*	Digital Generation, Inc	154
3,541	*	Discovery Communications, Inc (Class A)	278,818
423	*	Discovery Communications, Inc (Class C)	29,415
327	*	DreamWorks Animation SKG, Inc (Class A)	6,200
179		Fisher Communications, Inc	7,024
83		John Wiley & Sons, Inc (Class A)	3,234
2,109	*	Journal Communications, Inc (Class A)	14,173
2,626	*	Liberty Global, Inc (Class A)	192,748
553	*	Liberty Media Corp	61,731
2,863	*	McClatchy Co (Class A)	8,303
1,806	*	New York Times Co (Class A)	17,699
118		Scripps Networks Interactive (Class A)	7,592
3,093		Time Warner Cable, Inc	297,114
6,707		Time Warner, Inc	386,457
432		Valassis Communications, Inc	12,904
3,001		Virgin Media, Inc	146,959
179		Washington Post Co (Class B)	80,013

		TOTAL MEDIA	1,577,047

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
100	*	Affymetrix, Inc	472
2,954		Agilent Technologies, Inc	123,979
856	*	Akorn, Inc	11,839
5,181	*	Ariad Pharmaceuticals, Inc	93,724
101	*	Auxilium Pharmaceuticals, Inc	1,745
2,010	*	Biogen Idec, Inc	387,749
10,570		Bristol-Myers Squibb Co	435,378
259	*	Cambrex Corp	3,313
420	*	Cepheid, Inc	16,115
1,016	*	Endo Pharmaceuticals Holdings, Inc	31,252
300	*	Geron Corp	321
9,554	*	Gilead Sciences, Inc	467,477
926	*	Incyte Corp	21,678
10,903		Johnson & Johnson	888,922
1,337	*	Life Technologies Corp	86,410
13,947		Merck & Co, Inc	616,876
1,668	*	Nektar Therapeutics	18,348
652	*	Neurocrine Biosciences, Inc	7,915
107	*	Onyx Pharmaceuticals, Inc	9,508
1,489		PDL BioPharma, Inc	10,885
659	*	Salix Pharmaceuticals Ltd	33,728
520	*	Sangamo Biosciences, Inc	4,971
1,729	*	Synta Pharmaceuticals Corp	14,869
70		Techne Corp	4,750
131	*	United Therapeutics Corp	7,974
763	*	Vertex Pharmaceuticals, Inc	41,950
1,988	*	Vivus, Inc	21,868
488	*	Waters Corp	45,828

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,409,844

REAL ESTATE - 3.7%
83		American Campus Communities, Inc	3,763
4,078		American Tower Corp	313,680
10,364		Annaly Capital Management, Inc	164,684
1,067		Boston Properties, Inc	107,831
1,541	*	CBRE Group, Inc	38,910
93		Colonial Properties Trust	2,103
165		Douglas Emmett, Inc	4,114
1,443		Duke Realty Corp	24,502
29		Equity One, Inc	695
178		Federal Realty Investment Trust	19,231

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,363		First Industrial Realty Trust, Inc	$40,478
4,352		HCP, Inc	216,991
852		Health Care REIT, Inc	57,859
89		Healthcare Realty Trust, Inc	2,527
5,793		Host Marriott Corp	101,320
15		Jones Lang LaSalle, Inc	1,491
14		Kilroy Realty Corp	734
125		LaSalle Hotel Properties	3,173
325		Liberty Property Trust	12,919
426		Macerich Co	27,426
180		Mid-America Apartment Communities, Inc	12,431
282		Piedmont Office Realty Trust, Inc	5,524
105		Post Properties, Inc	4,946
3,084		Prologis, Inc	123,298
2,100		RAIT Investment Trust	16,737
78		Regency Centers Corp	4,127
731		Ryman Hospitality Properties	33,443
2,272		Simon Property Group, Inc	360,248
1,347		Ventas, Inc	98,600
1,321		Vornado Realty Trust	110,488
17		Washington Real Estate Investment Trust	473

		TOTAL REAL ESTATE	1,914,746

RETAILING - 4.4%
130		Advance Auto Parts, Inc	10,745
1,002		American Eagle Outfitters, Inc	18,737
253	*	Ann Taylor Stores Corp	7,342
403	*	Autozone, Inc	159,898
149	*	Barnes & Noble, Inc	2,451
1,887	*	Bed Bath & Beyond, Inc	121,561
1,674		Best Buy Co, Inc	37,079
62	*	Cabela’s, Inc	3,768
642	*	Carmax, Inc	26,771
8		Chico’s FAS, Inc	134
532		Foot Locker, Inc	18,216
6		GameStop Corp (Class A)	168
4,068		Gap, Inc	144,007
45	*	Genesco, Inc	2,704
2,394		Genuine Parts Co	186,732
184		GNC Holdings, Inc	7,228
312		HSN, Inc	17,116
411		JC Penney Co, Inc	6,210
2,105		Kohl’s Corp	97,104
6,080	*	Liberty Media Holding Corp (Interactive A)	129,990
38	*	LKQ Corp	827
9,076		Lowe’s Companies, Inc	344,162
1,796		Macy’s, Inc	75,145
16		Men’s Wearhouse, Inc	535
529		Nordstrom, Inc	29,217
700	*	Office Depot, Inc	2,751
73	*	O’Reilly Automotive, Inc	7,486
309		Petsmart, Inc	19,189
278		Pier 1 Imports, Inc	6,394
126		Ross Stores, Inc	7,638
184	*	Sally Beauty Holdings, Inc	5,406
71	*	Shutterfly, Inc	3,136
114		Signet Jewelers Ltd	7,638
5,165		Staples, Inc	69,366
5,248		Target Corp	359,226
135		Tiffany & Co	9,388
7,126		TJX Companies, Inc	333,140
7		Williams-Sonoma, Inc	361

		TOTAL RETAILING	2,278,966

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
645	*	Advanced Energy Industries, Inc	$11,804
6	*	Advanced Micro Devices, Inc	15
981		Analog Devices, Inc	45,607
17,716		Applied Materials, Inc	238,812
51		Cabot Microelectronics Corp	1,772
125	*	Cirrus Logic, Inc	2,844
174		Cypress Semiconductor Corp	1,919
930	*	Entegris, Inc	9,170
24,092		Intel Corp	526,410
170	*	Lam Research Corp	7,048
499	*	Lattice Semiconductor Corp	2,720
232	*	LTX-Credence Corp	1,401
111		Microchip Technology, Inc	4,080
134		MKS Instruments, Inc	3,645
4,772		Nvidia Corp	61,177
146	*	Omnivision Technologies, Inc	2,012
4,262	*	ON Semiconductor Corp	35,289
706	*	RF Micro Devices, Inc	3,756
210	*	Sigma Designs, Inc	1,023
773	*	Skyworks Solutions, Inc	17,029
937	*	SunPower Corp	10,813
315	*	Teradyne, Inc	5,109
9,371		Texas Instruments, Inc	332,483
170	*	Ultratech, Inc	6,720

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,332,658

SOFTWARE & SERVICES - 9.2%
4,757		Accenture plc	361,389
4,673	*	Adobe Systems, Inc	203,322
2,001		AOL, Inc	77,019
1,585	*	Autodesk, Inc	65,365
100	*	Blucora, Inc	1,548
1,009		Broadridge Financial Solutions, Inc	25,064
3,828		CA, Inc	96,351
191	*	Cadence Design Systems, Inc	2,661
1,237	*	Citrix Systems, Inc	89,262
3,551	*	Cognizant Technology Solutions Corp (Class A)	272,042
847	*	Compuware Corp	10,588
155		Convergys Corp	2,640
710		Earthlink, Inc	3,848
49		Factset Research Systems, Inc	4,537
239	*	Fortinet, Inc	5,660
104		Global Payments, Inc	5,165
1,039	*	Google, Inc (Class A)	824,997
722	*	Informatica Corp	24,887
4,226		International Business Machines Corp	901,406
3,793		Intuit, Inc	249,010
205	*	Liquidity Services, Inc	6,111
55	*	NetSuite, Inc	4,403
120	*	NeuStar, Inc (Class A)	5,584
1,258		NIC, Inc	24,103
227	*	Nuance Communications, Inc	4,581
49	*	OpenTable, Inc	3,086
17,121		Oracle Corp	553,693
1,388	*	QuinStreet, Inc	8,286
1,602	*	Salesforce.com, Inc	286,486
123	*	SolarWinds, Inc	7,269
8,137	*	Symantec Corp	200,821
340	*	Teradata Corp	19,893
146	*	Ultimate Software Group, Inc	15,207
13,875	*	Yahoo!, Inc	326,479

		TOTAL SOFTWARE & SERVICES	4,692,763

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
536	*	Acme Packet, Inc	$15,662
914	*	Aruba Networks, Inc	22,612
97	*	Avid Technology, Inc	608
147	*	Benchmark Electronics, Inc	2,649
553	*	Bookham, Inc	697
25,484		Cisco Systems, Inc	532,870
21		Cognex Corp	885
1,633		Corning, Inc	21,768
1,868	*	Cray, Inc	43,356
18,219		Dell, Inc	261,078
9	*	DTS, Inc	150
14,431	*	EMC Corp	344,757
810	*	Finisar Corp	10,684
707	*	Flextronics International Ltd	4,779
293	*	Fusion-io, Inc	4,796
16,955		Hewlett-Packard Co	404,207
345	*	Ingram Micro, Inc (Class A)	6,790
169		InterDigital, Inc	8,083
236		IPG Photonics Corp	15,673
14	*	Itron, Inc	650
462		Jabil Circuit, Inc	8,538
449		Lexmark International, Inc (Class A)	11,854
24		Molex, Inc	703
3,766		Motorola, Inc	241,137
60	*	Netgear, Inc	2,011
645	*	Oplink Communications, Inc	10,578
340		Plantronics, Inc	15,025
885	*	Polycom, Inc	9,806
1,566	*	Power-One, Inc	6,499
7,074		Qualcomm, Inc	473,604
6,652	*	Quantum Corp	8,515
406	*	STEC, Inc	1,794
172	*	Super Micro Computer, Inc	1,942
141	*	Synaptics, Inc	5,737
26	*	Tech Data Corp	1,186
1,492		Tellabs, Inc	3,118
184	*	TTM Technologies, Inc	1,398
87	*	Universal Display Corp	2,557
74	*	Vishay Precision Group, Inc	1,087
21,964		Xerox Corp	188,890

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,698,733

TELECOMMUNICATION SERVICES - 1.5%
6,554		CenturyTel, Inc	230,242
1,541	*	Cincinnati Bell, Inc	5,024
2,943	*	Crown Castle International Corp	204,950
13,018		Frontier Communications Corp	51,812
234	*	Level 3 Communications, Inc	4,748
185	*	SBA Communications Corp (Class A)	13,324
31,162	*	Sprint Nextel Corp	193,516
539	*	tw telecom inc (Class A)	13,577
18	*	US Cellular Corp	648
5,000	*	Vonage Holdings Corp	14,450
7,071		Windstream Corp	56,214

		TOTAL TELECOMMUNICATION SERVICES	788,505

TRANSPORTATION - 2.4%
89	*	Alaska Air Group, Inc	5,692
6		Allegiant Travel Co	533
195	*	Avis Budget Group, Inc	5,427
198		CH Robinson Worldwide, Inc	11,773
8,721		CSX Corp	214,798
128		Expeditors International of Washington, Inc	4,571

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

34	*	Genesee & Wyoming, Inc (Class A)	$3,166
28		Heartland Express, Inc	374
61		J.B. Hunt Transport Services, Inc	4,543
8	*	Kirby Corp	614
2,344		Norfolk Southern Corp	180,676
6		Ryder System, Inc	358
5,837		Southwest Airlines Co	78,683
2,310		Union Pacific Corp	328,967
4,486		United Parcel Service, Inc (Class B)	385,347

		TOTAL TRANSPORTATION	1,225,522

UTILITIES - 4.3%
102		American Water Works Co, Inc	4,227
1,264		Atmos Energy Corp	53,960
2,028	*	Calpine Corp	41,777
1,918		Centerpoint Energy, Inc	45,955
167		CH Energy Group, Inc	10,920
3,407		Cleco Corp	160,231
3,832		Consolidated Edison, Inc	233,867
2,910		Idacorp, Inc	140,466
57		Integrys Energy Group, Inc	3,315
148		ITC Holdings Corp	13,211
103		MDU Resources Group, Inc	2,574
500		MGE Energy, Inc	27,720
197		New Jersey Resources Corp	8,835
4,168		NextEra Energy, Inc	323,770
5,452		NiSource, Inc	159,962
2,970		Northeast Utilities	129,076
162		Northwest Natural Gas Co	7,099
4,001		NV Energy, Inc	80,140
1,573		Oneok, Inc	74,985
7,230		Pepco Holdings, Inc	154,722
4,326		PG&E Corp	192,637
1,669		Piedmont Natural Gas Co, Inc	54,877
88		Pinnacle West Capital Corp	5,094
2,006		Sempra Energy	160,360
211		SJW Corp	5,592
612		South Jersey Industries, Inc	34,021
196		TECO Energy, Inc	3,493
77		UGI Corp	2,956
108		Westar Energy, Inc	3,583
524		WGL Holdings, Inc	23,108
327		Wisconsin Energy Corp	14,025
1,364		Xcel Energy, Inc	40,511

		TOTAL UTILITIES	2,217,069

		TOTAL COMMON STOCKS (Cost $39,920,408)	51,029,761

		TOTAL INVESTMENTS - 99.5% (Cost $39,920,408)	51,029,761
		OTHER ASSETS & LIABILITIES, NET - 0.5%	264,407

		NET ASSETS - 100.0%	$51,294,168

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

AUTOMOBILES & COMPONENTS - 0.9%
302	e	Allison Transmission Holdings, Inc	$7,251
839	*	American Axle & Manufacturing Holdings, Inc	11,452
1,484	*	BorgWarner, Inc	114,773
901		Cooper Tire & Rubber Co	23,120
2,007		Dana Holding Corp	35,785
4,166		Delphi Automotive plc	184,970
413		Dorman Products, Inc	15,368
290		Drew Industries, Inc	10,530
3,265	*	Exide Technologies	8,815
261	*	Federal Mogul Corp (Class A)	1,574
48,461		Ford Motor Co	637,262
280	*	Fuel Systems Solutions, Inc	4,612
10,169	*	General Motors Co	282,902
1,773		Gentex Corp	35,478
234	*	Gentherm, Inc	3,833
3,033	*	Goodyear Tire & Rubber Co	38,246
2,938		Harley-Davidson, Inc	156,595
8,671		Johnson Controls, Inc	304,092
1,264		Lear Corp	69,356
500	*	Modine Manufacturing Co	4,550
355		Spartan Motors, Inc	1,885
188		Standard Motor Products, Inc	5,211
173	*	Stoneridge, Inc	1,320
280		Superior Industries International, Inc	5,230
743	*	Tenneco, Inc	29,207
830	*,e	Tesla Motors, Inc	31,449
552		Thor Industries, Inc	20,308
1,265	*	TRW Automotive Holdings Corp	69,575
735	*	Visteon Corp	42,409
353	*	Winnebago Industries, Inc	7,286

		TOTAL AUTOMOBILES & COMPONENTS	2,164,444

BANKS - 3.3%
180		1st Source Corp	4,266
266		1st United Bancorp, Inc	1,718
90		Access National Corp	1,476
98		American National Bankshares, Inc	2,113
283	*	Ameris Bancorp	4,061
77		Ames National Corp	1,606
430		Apollo Residential Mortgage	9,585
110	e	Arrow Financial Corp	2,710
2,146		Associated Banc-Corp	32,598
1,174	e	Astoria Financial Corp	11,576
130		Bancfirst Corp	5,421
298		Banco Latinoamericano de Exportaciones S.A. (Class E)	7,373
1,197		Bancorpsouth, Inc	19,511
838		Bank Mutual Corp	4,634
762		Bank of Hawaii Corp	38,717
70		Bank of Kentucky Financial Corp	1,920
61		Bank of Marin Bancorp	2,445
442		Bank of the Ozarks, Inc	19,603
300		BankFinancial Corp	2,427
415		BankUnited	10,632
203		Banner Corp	6,461
50		Bar Harbor Bankshares	1,828
8,888		BB&T Corp	278,994
982		BBCN Bancorp, Inc	12,825

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

392	*	Beneficial Mutual Bancorp, Inc	$4,038
50		Berkshire Bancorp, Inc	417
280		Berkshire Hills Bancorp, Inc	7,151
87	*	BofI Holding, Inc	3,122
410		BOK Financial Corp	25,543
826		Boston Private Financial Holdings, Inc	8,161
75		Bridge Bancorp, Inc	1,613
771		Brookline Bancorp, Inc	7,047
86		Bryn Mawr Bank Corp	2,002
100	*	BSB Bancorp, Inc	1,381
40		C&F Financial Corp	1,638
87		Camden National Corp	2,878
140		Cape Bancorp, Inc	1,282
101	*,e	Capital City Bank Group, Inc	1,247
3,675		CapitalSource, Inc	35,354
2,620		Capitol Federal Financial	31,623
286		Cardinal Financial Corp	5,199
1,028		Cathay General Bancorp	20,683
150		Center Bancorp, Inc	1,865
261		Centerstate Banks of Florida, Inc	2,239
188	*	Central Pacific Financial Corp	2,952
168		Century Bancorp, Inc	5,697
294		Chemical Financial Corp	7,756
2,537	*	CIT Group, Inc	110,309
101		Citizens & Northern Corp	1,970
503	*	Citizens Republic Bancorp, Inc	11,343
262	e	City Holding Co	10,425
647		City National Corp	38,115
112		Clifton Savings Bancorp, Inc	1,396
105		CNB Financial Corp	1,790
395		CoBiz, Inc	3,192
490		Columbia Banking System, Inc	10,770
2,498		Comerica, Inc	89,803
1,110		Commerce Bancshares, Inc	45,321
628		Community Bank System, Inc	18,608
182		Community Trust Bancorp, Inc	6,193
30	*	Crescent Financial Bancshares, Inc	118
732	e	Cullen/Frost Bankers, Inc	45,772
1,117		CVB Financial Corp	12,589
309		Dime Community Bancshares	4,437
5,371	*	Doral Financial Corp	3,785
118	*	Eagle Bancorp, Inc	2,583
1,835		East West Bancorp, Inc	47,104
90		Enterprise Financial Services Corp	1,291
132		ESB Financial Corp	1,807
197		ESSA Bancorp, Inc	2,135
275		EverBank Financial Corp	4,235
240		Farmers National Banc Corp	1,514
115		Federal Agricultural Mortgage Corp (Class C)	3,541
123		Fidelity Southern Corp	1,414
11,822		Fifth Third Bancorp	192,817
126		Financial Institutions, Inc	2,515
174		First Bancorp (NC)	2,347
906	*,e	First Bancorp (Puerto Rico)	5,644
107		First Bancorp, Inc	1,927
625		First Busey Corp	2,856
273	*	First California Financial Group, Inc	2,326
66		First Citizens Bancshares, Inc (Class A)	12,058
1,229		First Commonwealth Financial Corp	9,168
189		First Community Bancshares, Inc	2,996
570		First Connecticut Bancorp	8,396
120		First Defiance Financial Corp	2,798
40	*	First Federal Bancshares of Arkansas, Inc	400
747		First Financial Bancorp	11,989
448	e	First Financial Bankshares, Inc	21,773
188		First Financial Corp	5,920

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

133		First Financial Holdings, Inc	$2,788
200	*	First Financial Northwest, Inc	1,562
3,240		First Horizon National Corp	34,603
149		First Interstate Bancsystem, Inc	2,803
557		First Merchants Corp	8,617
893		First Midwest Bancorp, Inc	11,859
4,523		First Niagara Financial Group, Inc	40,074
66		First of Long Island Corp	1,957
110		First Pactrust Bancorp, Inc	1,254
1,383		First Republic Bank	53,411
1,352	e	FirstMerit Corp	22,349
358		Flushing Financial Corp	6,065
1,776		FNB Corp	21,490
130	*	FNB United Corp	1,269
185		Fox Chase Bancorp, Inc	3,125
170		Franklin Financial Corp	3,103
2,887		Fulton Financial Corp	33,778
133		German American Bancorp, Inc	3,060
860		Glacier Bancorp, Inc	16,323
135		Great Southern Bancorp, Inc	3,293
928	*	Guaranty Bancorp	1,949
222	*	Hampton Roads Bankshares, Inc	291
949		Hancock Holding Co	29,343
610	*	Hanmi Financial Corp	9,760
158		Heartland Financial USA, Inc	3,993
121		Heritage Financial Corp	1,755
110		Heritage Financial Group	1,593
260	*	Heritage Oaks Bancorp	1,482
20		Hingham Institution for Savings	1,394
90	*	Home Bancorp, Inc	1,675
266		Home Bancshares, Inc	10,020
199		Home Federal Bancorp, Inc	2,547
426		Home Loan Servicing Solutions Ltd	9,939
108	*	HomeStreet, Inc	2,413
265	*	HomeTrust Bancshares, Inc	4,187
75		Horizon Bancorp	1,516
6,700		Hudson City Bancorp, Inc	57,888
171		Hudson Valley Holding Corp	2,550
10,738		Huntington Bancshares, Inc	79,354
463		IBERIABANK Corp	23,159
252		Independent Bank Corp	8,213
674		International Bancshares Corp	14,019
579		Investors Bancorp, Inc	10,874
227		Kearny Financial Corp	2,315
12,323		Keycorp	122,737
274		Lakeland Bancorp, Inc	2,699
350		Lakeland Financial Corp	9,342
1,617		M&T Bank Corp	166,810
216		MainSource Financial Group, Inc	3,033
661		MB Financial, Inc	15,976
107		Mercantile Bank Corp	1,788
60		Merchants Bancshares, Inc	1,808
119	*	Meridian Interstate Bancorp, Inc	2,231
198	*	MetroCorp Bancshares, Inc	1,998
2,499	*	MGIC Investment Corp	12,370
70		Middleburg Financial Corp	1,359
56		Midsouth Bancorp, Inc	911
90		MidWestOne Financial Group, Inc	2,143
50	*	NASB Financial, Inc	1,052
84		National Bankshares, Inc	2,934
1,529		National Penn Bancshares, Inc	16,345
243	*,e	Nationstar Mortgage Holdings, Inc	8,967
738		NBT Bancorp, Inc	16,347
5,893		New York Community Bancorp, Inc	84,565
318		Northfield Bancorp, Inc	3,612
80		Northrim BanCorp, Inc	1,798

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,214		Northwest Bancshares, Inc	$15,406
97		OceanFirst Financial Corp	1,399
1,334	*	Ocwen Financial Corp	50,585
1,471		Old National Bancorp	20,226
148	*	OmniAmerican Bancorp, Inc	3,741
458	e	Oriental Financial Group, Inc	7,104
670		Oritani Financial Corp	10,378
154		Pacific Continental Corp	1,720
140	*	Pacific Mercantile Bancorp	819
369	e	PacWest Bancorp	10,742
165	e	Park National Corp	11,515
360	*	Park Sterling Bank	2,030
110		Peapack Gladstone Financial Corp	1,640
47		Penns Woods Bancorp, Inc	1,926
164	*	Pennsylvania Commerce Bancorp, Inc	2,713
75		Peoples Bancorp, Inc	1,679
80		Peoples Federal Bancshares, Inc	1,528
4,732		People’s United Financial, Inc	63,598
400	*	Pinnacle Financial Partners, Inc	9,344
6,855		PNC Financial Services Group, Inc	455,857
1,230	*	Popular, Inc	33,960
147	*	Preferred Bank	2,320
767		PrivateBancorp, Inc	14,504
603		Prosperity Bancshares, Inc	28,576
120		Provident Financial Holdings, Inc	2,041
753		Provident Financial Services, Inc	11,498
421		Provident New York Bancorp	3,818
2,812	e	Radian Group, Inc	30,117
18,020		Regions Financial Corp	147,584
323		Renasant Corp	7,229
120	e	Republic Bancorp, Inc (Class A)	2,717
807		Rockville Financial, Inc	10,459
100		Roma Financial Corp	1,606
300		S&T Bancorp, Inc	5,562
210	e	S.Y. Bancorp, Inc	4,725
250		Sandy Spring Bancorp, Inc	5,025
281		SCBT Financial Corp	14,162
900	*	Seacoast Banking Corp of Florida	1,881
130		SI Financial Group, Inc	1,572
87		Sierra Bancorp	1,144
615	*	Signature Bank	48,437
207		Simmons First National Corp (Class A)	5,241
110		Simplicity Bancorp, Inc	1,653
206		Southside Bancshares, Inc	4,328
383	*	Southwest Bancorp, Inc	4,810
397		State Bank & Trust Co	6,499
256		StellarOne Corp	4,134
318		Sterling Bancorp	3,231
335		Sterling Financial Corp	7,266
88	*	Suffolk Bancorp	1,253
470	*	Sun Bancorp, Inc	1,603
6,820		SunTrust Banks, Inc	196,484
2,349		Susquehanna Bancshares, Inc	29,198
561	*	SVB Financial Group	39,797
9,246		Synovus Financial Corp	25,611
137	*	Taylor Capital Group, Inc	2,191
1,924		TCF Financial Corp	28,783
150		Territorial Bancorp, Inc	3,567
505	*	Texas Capital Bancshares, Inc	20,427
956	*	TFS Financial Corp	10,353
265	*	The Bancorp, Inc	3,670
259		Tompkins Trustco, Inc	10,951
238	e	TowneBank	3,563
80		Tree.com, Inc	1,479
171		Trico Bancshares	2,924
1,974		Trustco Bank Corp NY	11,015

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

774		Trustmark Corp	$19,358
403		UMB Financial Corp	19,775
1,383		Umpqua Holdings Corp	18,339
167		Union Bankshares Corp	3,267
757	e	United Bankshares, Inc	20,144
526	*	United Community Banks, Inc	5,965
201		United Financial Bancorp, Inc	3,055
198		Univest Corp of Pennsylvania	3,449
24,796		US Bancorp	841,328
2,837	e	Valley National Bancorp	29,051
426		ViewPoint Financial Group	8,567
253	*	Virginia Commerce Bancorp	3,555
138	*	Walker & Dunlop, Inc	2,480
113		Washington Banking Co	1,575
1,416		Washington Federal, Inc	24,780
138		Washington Trust Bancorp, Inc	3,778
90	*	Waterstone Financial, Inc	744
900		Webster Financial Corp	21,834
63,849		Wells Fargo & Co	2,361,774
301		WesBanco, Inc	7,209
189		West Bancorporation, Inc	2,098
225		West Coast Bancorp	5,463
398	e	Westamerica Bancorporation	18,041
712	*	Western Alliance Bancorp	9,854
366		Westfield Financial, Inc	2,847
2,417	*	Wilshire Bancorp, Inc	16,387
461		Wintrust Financial Corp	17,075
100		WSFS Financial Corp	4,864
2,336		Zions Bancorporation	58,377

		TOTAL BANKS	7,486,666

CAPITAL GOODS - 8.1%
9,020		3M Co	958,916
540		A.O. Smith Corp	39,728
193		Aaon, Inc	5,325
468		AAR Corp	8,607
1,673	*	Accuride Corp	9,017
282		Aceto Corp	3,122
878		Actuant Corp (Class A)	26,884
572		Acuity Brands, Inc	39,668
1,483	*	Aecom Technology Corp	48,642
466	*	Aegion Corp	10,788
484	*	Aerovironment, Inc	8,775
1,234		AGCO Corp	64,316
858		Air Lease Corp	25,157
718		Aircastle Ltd	9,822
78		Alamo Group, Inc	2,983
301		Albany International Corp (Class A)	8,699
429		Alliant Techsystems, Inc	31,072
296		Altra Holdings, Inc	8,057
224	*	Ameresco, Inc	1,658
90		American Railcar Industries, Inc	4,207
140		American Science & Engineering, Inc	8,539
2,074	*,e	American Superconductor Corp	5,517
125	*	American Woodmark Corp	4,254
3,063		Ametek, Inc	132,812
79		Ampco-Pittsburgh Corp	1,494
410	*,e	API Technologies Corp	1,017
311		Apogee Enterprises, Inc	9,003
508		Applied Industrial Technologies, Inc	22,860
89		Argan, Inc	1,327
297		Armstrong World Industries, Inc	16,599
2,065	*	ArvinMeritor, Inc	9,767
237		Astec Industries, Inc	8,278
122	*	Astronics Corp	3,638

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

18	*	Astronics Corp (Class B)	$529
258		AZZ, Inc	12,436
1,463		Babcock & Wilcox Co	41,564
677		Barnes Group, Inc	19,586
1,206	*	BE Aerospace, Inc	72,710
825	*	Beacon Roofing Supply, Inc	31,894
565		Belden CDT, Inc	29,182
570	*	Blount International, Inc	7,627
421	*	Bluelinx Holdings, Inc	1,200
9,805		Boeing Co	841,759
586		Brady Corp (Class A)	19,649
600		Briggs & Stratton Corp	14,880
1,363	*	Builders FirstSource, Inc	7,987
232	*	CAI International, Inc	6,686
7,608	*,e	Capstone Turbine Corp	6,847
790		Carlisle Cos, Inc	53,554
8,520		Caterpillar, Inc	740,984
405	*	Chart Industries, Inc	32,404
1,335		Chicago Bridge & Iron Co NV	82,903
170		CIRCOR International, Inc	7,225
615		Clarcor, Inc	32,214
311		CNH Global NV	12,851
628	*	Colfax Corp	29,227
196	*	Columbus McKinnon Corp	3,773
409		Comfort Systems USA, Inc	5,763
301	*	Commercial Vehicle Group, Inc	2,348
596	*	CPI Aerostructures, Inc	5,108
593		Crane Co	33,125
170		Cubic Corp	7,262
2,474		Cummins, Inc	286,514
554		Curtiss-Wright Corp	19,224
7,699		Danaher Corp	478,493
5,237		Deere & Co	450,277
735	*	DigitalGlobe, Inc	21,249
1,888		Donaldson Co, Inc	68,327
296		Douglas Dynamics, Inc	4,091
2,320		Dover Corp	169,082
82	*	DXP Enterprises, Inc	6,125
596	*	Dycom Industries, Inc	11,735
270		Dynamic Materials Corp	4,698
80		Eastern Co	1,403
5,853		Eaton Corp	358,496
190	*	Edgen Group, Inc	1,374
923		EMCOR Group, Inc	39,126
9,528		Emerson Electric Co	532,329
255		Encore Wire Corp	8,930
404	*	Energy Recovery, Inc	1,495
649	*	EnerSys	29,581
206	*	Engility Holdings, Inc	4,940
100	*,e	Enphase Energy, Inc	620
277	*	EnPro Industries, Inc	14,174
317		ESCO Technologies, Inc	12,953
388	*	Esterline Technologies Corp	29,372
2,210		Exelis, Inc	24,067
3,764		Fastenal Co	193,281
743	*	Federal Signal Corp	6,048
413	*	Flow International Corp	1,615
686		Flowserve Corp	115,049
2,167		Fluor Corp	143,737
2,026	*	Fortune Brands Home & Security, Inc	75,833
554		Franklin Electric Co, Inc	18,598
227		Freightcar America, Inc	4,953
6,474	*,e	FuelCell Energy, Inc	6,110
408	*	Furmanite Corp	2,730
711		Gardner Denver, Inc	53,403
594		GATX Corp	30,870

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

575	*,e	GenCorp, Inc	$7,647
317	e	Generac Holdings, Inc	11,203
640	*	General Cable Corp	23,443
4,035		General Dynamics Corp	284,508
138,100		General Electric Co	3,192,872
916	*	Gibraltar Industries, Inc	16,717
199		Global Power Equipment Group, Inc	3,506
242		Gorman-Rupp Co	7,272
730		Graco, Inc	42,362
1,560	*,e	GrafTech International Ltd	11,981
128		Graham Corp	3,167
466		Granite Construction, Inc	14,837
670		Great Lakes Dredge & Dock Corp	4,509
517	*	Greenbrier Cos, Inc	11,741
686		Griffon Corp	8,177
334		H&E Equipment Services, Inc	6,814
150		Hardinge, Inc	2,045
969		Harsco Corp	24,002
768		Heico Corp	33,339
1,310	*	Hexcel Corp	38,003
10,123		Honeywell International, Inc	762,768
186		Houston Wire & Cable Co	2,409
728		Hubbell, Inc (Class B)	70,696
604		Huntington Ingalls	32,211
78	*	Hurco Cos, Inc	2,124
132		Hyster-Yale Materials Handling, Inc	7,536
1,031		IDEX Corp	55,076
646	*	II-VI, Inc	11,008
5,155		Illinois Tool Works, Inc	314,146
3,857		Ingersoll-Rand plc	212,174
155		Insteel Industries, Inc	2,530
1,105		ITT Corp	31,415
1,705	*	Jacobs Engineering Group, Inc	95,889
308		John Bean Technologies Corp	6,391
1,343		Joy Global, Inc	79,935
148	*	Kadant, Inc	3,700
380		Kaman Corp	13,479
428		Kaydon Corp	10,948
1,895		KBR, Inc	60,792
983		Kennametal, Inc	38,376
128	*,e	KEYW Holding Corp	2,065
294	*	Kratos Defense & Security Solutions, Inc	1,479
1,237		L-3 Communications Holdings, Inc	100,098
220	*	Layne Christensen Co	4,704
111		LB Foster Co (Class A)	4,916
702		Lennox International, Inc	44,570
1,026		Lincoln Electric Holdings, Inc	55,589
136	e	Lindsay Manufacturing Co	11,992
101	*	LMI Aerospace, Inc	2,100
3,480		Lockheed Martin Corp	335,890
131		LSI Industries, Inc	914
201	*	Lydall, Inc	3,085
1,843		Manitowoc Co, Inc	37,892
4,530		Masco Corp	91,733
894	*	Mastec, Inc	26,060
171		Met-Pro Corp	1,766
80		Michael Baker Corp	1,960
238	*	Middleby Corp	36,212
115		Miller Industries, Inc	1,846
548	*	Moog, Inc (Class A)	25,115
284	*	MRC Global, Inc	9,352
556		MSC Industrial Direct Co (Class A)	47,694
447		Mueller Industries, Inc	23,821
2,364		Mueller Water Products, Inc (Class A)	14,019
209	*	MYR Group, Inc	5,133
58		National Presto Industries, Inc	4,669

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,022	*,e	Navistar International Corp	$35,331
222	*	NCI Building Systems, Inc	3,856
202	*	NN, Inc	1,911
814		Nordson Corp	53,683
100	*	Nortek, Inc	7,136
3,193		Northrop Grumman Corp	223,989
96	*	Northwest Pipe Co	2,686
706	*	Orbital Sciences Corp	11,783
434	*	Orion Marine Group, Inc	4,314
1,249	*	Oshkosh Truck Corp	53,070
1,547	*	Owens Corning, Inc	60,998
4,530		Paccar, Inc	229,037
1,472		Pall Corp	100,641
1,917		Parker Hannifin Corp	175,559
338	*	Patrick Industries, Inc	5,327
2,713		Pentair Ltd	143,111
313	*	Perini Corp	6,041
250	*	Pgt, Inc	1,717
200		Pike Electric Corp	2,846
144	*	PMFG, Inc	888
591	*,e	Polypore International, Inc	23,746
94	*	Powell Industries, Inc	4,942
1,845		Precision Castparts Corp	349,849
28		Preformed Line Products Co	1,959
237		Primoris Services Corp	5,240
64	*	Proto Labs, Inc	3,142
450		Quanex Building Products Corp	7,245
2,673	*	Quanta Services, Inc	76,394
460		Raven Industries, Inc	15,461
4,449		Raytheon Co	261,557
262	*	RBC Bearings, Inc	13,247
536		Regal-Beloit Corp	43,716
362	*	Rexnord Corp	7,685
1,820		Rockwell Automation, Inc	157,157
1,861		Rockwell Collins, Inc	117,466
1,238		Roper Industries, Inc	157,610
333	*	Rush Enterprises, Inc (Class A)	8,032
200		Sauer-Danfoss, Inc	11,686
134		SeaCube Container Leasing Ltd	3,077
30		SIFCO Industries, Inc	552
533		Simpson Manufacturing Co, Inc	16,315
738		Snap-On, Inc	61,033
1,597	*	Spirit Aerosystems Holdings, Inc (Class A)	30,327
643		SPX Corp	50,771
151		Standex International Corp	8,338
2,154		Stanley Works	174,409
133	*	Sterling Construction Co, Inc	1,448
183		Sun Hydraulics Corp	5,949
368		TAL International Group, Inc	16,674
812	*	Taser International, Inc	6,455
466	*	Teledyne Technologies, Inc	36,553
200		Tennant Co	9,712
1,556	*	Terex Corp	53,558
112	e	Textainer Group Holdings Ltd	4,430
3,863		Textron, Inc	115,156
120	*	Thermon Group Holdings	2,665
1,085		Timken Co	61,389
624	e	Titan International, Inc	13,154
282	*,e	Titan Machinery, Inc	7,825
838		Toro Co	38,582
663		TransDigm Group, Inc	101,386
189	*	Trex Co, Inc	9,295
321	*	Trimas Corp	10,423
964		Trinity Industries, Inc	43,698
680		Triumph Group, Inc	53,380
100	e	Twin Disc, Inc	2,508

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,167	*,e	United Rentals, Inc	$64,150
11,811		United Technologies Corp	1,103,502
233		Universal Forest Products, Inc	9,276
959		URS Corp	45,466
911	*,e	USG Corp	24,087
282		Valmont Industries, Inc	44,350
200	*	Vicor Corp	994
813		W.W. Grainger, Inc	182,909
1,287	*	Wabash National Corp	13,076
820	*	WABCO Holdings, Inc	57,884
424		Watsco, Inc	35,692
573		Watts Water Technologies, Inc (Class A)	27,498
625	*	WESCO International, Inc	45,381
648		Westinghouse Air Brake Technologies Corp	66,167
70	*	Willis Lease Finance Corp	1,058
880		Woodward Governor Co	34,989
2,461		Xylem, Inc	67,825

		TOTAL CAPITAL GOODS	18,544,573

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
655		ABM Industries, Inc	14,567
611	*	Acacia Research (Acacia Technologies)	18,434
1,386	*	ACCO Brands Corp	9,259
217	e	Acorn Energy, Inc	1,595
335		Administaff, Inc	9,504
3,082		ADT Corp	150,833
413	*	Advisory Board Co	21,691
200		American Ecology Corp	5,310
412	*	ARC Document Solutions, Inc	1,228
120	*	AT Cross Co	1,652
1,360		Avery Dennison Corp	58,575
97		Barrett Business Services, Inc	5,108
550		Brink’s Co	15,543
297	*	Casella Waste Systems, Inc (Class A)	1,298
854	*,e	CBIZ, Inc	5,449
100		CDI Corp	1,720
90		Ceco Environmental Corp	1,164
676	*,e	Cenveo, Inc	1,453
1,396		Cintas Corp	61,606
652	*	Clean Harbors, Inc	37,875
100	*	Consolidated Graphics, Inc	3,910
1,065	*,e	Coolbrands International, Inc	1,374
1,448	*	Copart, Inc	49,637
451		Corporate Executive Board Co	26,230
1,325		Corrections Corp of America	51,768
73		Courier Corp	1,052
1,387	e	Covanta Holding Corp	27,948
167	*	CRA International, Inc	3,736
649		Deluxe Corp	26,869
365	*	Dolan Media Co	872
647	e	Dun & Bradstreet Corp	54,122
904	*	EnergySolutions, Inc	3,390
236	*	EnerNOC, Inc	4,099
269		Ennis, Inc	4,054
1,500		Equifax, Inc	86,385
172		Exponent, Inc	9,278
148	*	Franklin Covey Co	2,151
571	*	FTI Consulting, Inc	21,504
387		G & K Services, Inc (Class A)	17,612
889		Geo Group, Inc	33,444
191	*	GP Strategies Corp	4,557
825		Healthcare Services Group	21,145
200		Heidrick & Struggles International, Inc	2,990
380	*,e	Heritage-Crystal Clean, Inc	5,738
700		Herman Miller, Inc	19,369

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

270	*	Hill International, Inc	$807
567		HNI Corp	20,123
376	*	Hudson Highland Group, Inc	1,482
279	*	Huron Consulting Group, Inc	11,249
209	*	ICF International, Inc	5,685
1,150	*	ICO Global Communications Holdings Ltd	1,909
675	*	IHS, Inc (Class A)	70,686
259	*,e	Innerworkings, Inc	3,921
597		Interface, Inc	11,474
110	e	Intersections, Inc	1,035
2,110		Iron Mountain, Inc	76,614
343		KAR Auction Services, Inc	6,870
300		Kelly Services, Inc (Class A)	5,604
366		Kforce, Inc	5,991
300		Kimball International, Inc (Class B)	2,718
546		Knoll, Inc	9,899
500	*	Korn/Ferry International	8,930
1,020		Manpower, Inc	57,854
274		McGrath RentCorp	8,521
802	*	Metalico, Inc	1,299
352		Mine Safety Appliances Co	17,466
172	*	Mistras Group, Inc	4,164
400	*	Mobile Mini, Inc	11,772
105		Multi-Color Corp	2,708
631	*	Navigant Consulting, Inc	8,291
1,545		Nielsen Holdings NV	55,342
113		NL Industries, Inc	1,405
817	*,e	Odyssey Marine Exploration, Inc	2,663
549	*	On Assignment, Inc	13,895
2,162	e	Pitney Bowes, Inc	32,127
313		Quad	7,493
2,354	e	R.R. Donnelley & Sons Co	28,366
3,849		Republic Services, Inc	127,017
514		Resources Connection, Inc	6,528
1,798		Robert Half International, Inc	67,479
772		Rollins, Inc	18,953
275	*	RPX Corp	3,880
100		Schawk, Inc (Class A)	1,099
189	*	Standard Parking Corp	3,912
838		Steelcase, Inc (Class A)	12,344
1,080	*	Stericycle, Inc	114,674
390	*	Team, Inc	16,017
804	*	Tetra Tech, Inc	24,514
159	*	TMS International Corp	2,099
772		Towers Watson & Co	53,515
220	*	TRC Cos, Inc	1,419
550	*	TrueBlue, Inc	11,627
6,165		Tyco International Ltd	197,280
330		Unifirst Corp	29,865
612		United Stationers, Inc	23,654
1,903	*	Verisk Analytics, Inc	117,282
263		Viad Corp	7,275
48		VSE Corp	1,200
80	*	WageWorks, Inc	2,002
1,597		Waste Connections, Inc	57,460
5,946		Waste Management, Inc	233,143

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,539,699

CONSUMER DURABLES & APPAREL - 1.5%
479	e	American Greetings Corp (Class A)	7,712
148	*	Arctic Cat, Inc	6,468
140		Bassett Furniture Industries, Inc	2,234
556	*,e	Beazer Homes USA, Inc	8,807
150	e	Blyth, Inc	2,604
1,286		Brunswick Corp	44,007

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

806		Callaway Golf Co	$5,336
614	*	Carter’s, Inc	35,164
72	*	Cavco Industries, Inc	3,425
65		Cherokee, Inc	890
271	*	Clarus Corp	2,469
3,735		Coach, Inc	186,713
137	e	Columbia Sportswear Co	7,930
1,444	*	CROCS, Inc	21,400
46		CSS Industries, Inc	1,195
110		Culp, Inc	1,750
474	*,e	Deckers Outdoor Corp	26,397
67	*	Delta Apparel, Inc	1,103
3,350		DR Horton, Inc	81,405
279	e	Ethan Allen Interiors, Inc	9,185
1,307	*	Fifth & Pacific Cos, Inc	24,676
60		Flexsteel Industries, Inc	1,484
683	*	Fossil, Inc	65,978
1,360	*	Garmin Ltd	44,934
205	*	G-III Apparel Group Ltd	8,223
1,240	*	Hanesbrands, Inc	56,494
852		Harman International Industries, Inc	38,025
1,546	e	Hasbro, Inc	67,931
400	*	Helen of Troy Ltd	15,344
140		Hooker Furniture Corp	2,232
1,946	*,e	Hovnanian Enterprises, Inc (Class A)	11,228
870	*	Iconix Brand Group, Inc	22,507
429	*,e	iRobot Corp	11,008
257	e	Jakks Pacific, Inc	2,696
1,456	*	Jarden Corp	62,390
1,084		Jones Apparel Group, Inc	13,788
919	e	KB Home	20,007
1,949	*	K-Swiss, Inc (Class A)	9,238
628		La-Z-Boy, Inc	11,850
636	*,e	Leapfrog Enterprises, Inc	5,444
1,780		Leggett & Platt, Inc	60,128
1,951	e	Lennar Corp (Class A)	80,927
193	*	Libbey, Inc	3,731
112		Lifetime Brands, Inc	1,278
385	*,e	M/I Homes, Inc	9,413
300	*	Maidenform Brands, Inc	5,259
4,469		Mattel, Inc	195,698
441		MDC Holdings, Inc	16,163
377	*	Meritage Homes Corp	17,666
1,079	*	Michael Kors Holdings Ltd	61,276
785	*	Mohawk Industries, Inc	88,799
200		Movado Group, Inc	6,704
66		Nacco Industries, Inc (Class A)	3,522
3,613		Newell Rubbermaid, Inc	94,299
9,566		Nike, Inc (Class B)	564,490
70	*	NVR, Inc	75,608
200		Oxford Industries, Inc	10,620
161		Perry Ellis International, Inc	2,929
1,003		Phillips-Van Heusen Corp	107,130
804		Polaris Industries, Inc	74,362
567		Pool Corp	27,216
4,337	*	Pulte Homes, Inc	87,781
1,598	*	Quiksilver, Inc	9,700
802		Ralph Lauren Corp	135,787
101		RG Barry Corp	1,352
506	e	Ryland Group, Inc	21,060
660	*	Skechers U.S.A., Inc (Class A)	13,959
208	*,e	Skullcandy, Inc	1,098
1,107	*,e	Smith & Wesson Holding Corp	9,963
1,997	*,e	Standard-Pacific Corp	17,254
100	*	Steinway Musical Instruments, Inc	2,402
501	*	Steven Madden Ltd	21,613

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

228	e	Sturm Ruger & Co, Inc	$11,566
875	*	Tempur-Pedic International, Inc	43,426
1,801	*	Toll Brothers, Inc	61,666
304		True Religion Apparel, Inc	7,937
271	*	Tumi Holdings, Inc	5,675
709		Tupperware Corp	57,954
1,004	*	Under Armour, Inc (Class A)	51,405
340	*	Unifi, Inc	6,494
166	*	Universal Electronics, Inc	3,860
246	*,e	Vera Bradley, Inc	5,813
1,115		VF Corp	187,041
60		Weyco Group, Inc	1,471
1,000		Whirlpool Corp	118,460
600	e	Wolverine World Wide, Inc	26,622
939	*,e	Zagg, Inc	6,836

		TOTAL CONSUMER DURABLES & APPAREL	3,377,084

CONSUMER SERVICES - 2.2%
306	*	AFC Enterprises	11,117
224	*,e	American Public Education, Inc	7,815
660		Ameristar Casinos, Inc	17,312
1,296	*	Apollo Group, Inc (Class A)	22,537
159	*	Ascent Media Corp (Series A)	11,836
701	*	Bally Technologies, Inc	36,431
298	*	BJ’s Restaurants, Inc	9,917
226	*	Bloomin’ Brands, Inc	4,039
180	*	Bluegreen Corp	1,771
379		Bob Evans Farms, Inc	16,153
704	*,e	Boyd Gaming Corp	5,822
141	*	Bravo Brio Restaurant Group, Inc	2,232
234	*,e	Bridgepoint Education, Inc	2,394
1,103		Brinker International, Inc	41,528
218	*	Buffalo Wild Wings, Inc	19,082
540	*,e	Caesars Entertainment Corp	8,564
202	*	Capella Education Co	6,290
812	*	Career Education Corp	1,924
5,280		Carnival Corp	181,104
200		Carriage Services, Inc	4,250
288		CBRL Group, Inc	23,285
272		CEC Entertainment, Inc	8,908
746		Cheesecake Factory	28,803
409	*	Chipotle Mexican Grill, Inc (Class A)	133,281
370	e	Choice Hotels International, Inc	15,655
155		Churchill Downs, Inc	10,856
84	*	Chuy’s Holdings, Inc	2,737
397	*,e	Coinstar, Inc	23,193
70	e	Collectors Universe	824
1,059	*,e	Corinthian Colleges, Inc	2,224
1,651		Darden Restaurants, Inc	85,324
949	*	Denny’s Corp	5,476
854		DeVry, Inc	27,114
223		DineEquity, Inc	15,340
767		Domino’s Pizza, Inc	39,454
1,035		Dunkin Brands Group, Inc	38,171
519	*,e	Education Management Corp	1,905
200	*	Fiesta Restaurant Group, Inc	5,314
40		Frisch’s Restaurants, Inc	718
505	*	Grand Canyon Education, Inc	12,822
3,828		H&R Block, Inc	112,620
1,071		Hillenbrand, Inc	27,075
540	*	Hyatt Hotels Corp	23,344
80	*	Ignite Restaurant Group, Inc	1,174
3,723		International Game Technology	61,429
548		International Speedway Corp (Class A)	17,909
474		Interval Leisure Group, Inc	10,305

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

244	*	Isle of Capri Casinos, Inc	$1,535
351	*,e	ITT Educational Services, Inc	4,837
678	*	Jack in the Box, Inc	23,452
738	*,e	Jamba, Inc	2,103
310	*,e	K12, Inc	7,474
587	*	Krispy Kreme Doughnuts, Inc	8,476
5,225		Las Vegas Sands Corp	294,429
545	*	Life Time Fitness, Inc	23,315
288		Lincoln Educational Services Corp	1,688
140		Mac-Gray Corp	1,792
200		Marcus Corp	2,498
3,228		Marriott International, Inc (Class A)	136,318
345	*	Marriott Vacations Worldwide Corp	14,804
367		Matthews International Corp (Class A)	12,805
13,266		McDonald’s Corp	1,322,488
5,009	*	MGM Mirage	65,868
200	*	Monarch Casino & Resort, Inc	1,946
510	*	Morgans Hotel Group Co	3,019
290	*	MTR Gaming Group, Inc	957
322	*	Multimedia Games, Inc	6,720
30	*	Nathan’s Famous, Inc	1,267
218	*	Norwegian Cruise Line Holdings Ltd	6,464
1,101	*	Orient-Express Hotels Ltd (Class A)	10,856
360	*	Panera Bread Co (Class A)	59,486
263	*	Papa John’s International, Inc	16,259
861	*	Penn National Gaming, Inc	46,864
793	*	Pinnacle Entertainment, Inc	11,594
330	*	Premier Exhibitions, Inc	878
150	*	Red Robin Gourmet Burgers, Inc	6,840
674	e	Regis Corp	12,260
1,926		Royal Caribbean Cruises Ltd	63,982
779	*	Ruby Tuesday, Inc	5,741
200	*	Ruth’s Chris Steak House, Inc	1,908
774	*	Scientific Games Corp (Class A)	6,772
2,758		Service Corp International	46,141
646	*	SHFL Entertainment, Inc	10,704
538		Six Flags Entertainment Corp	38,994
729	*	Sonic Corp	9,389
810		Sotheby’s (Class A)	30,302
164		Speedway Motorsports, Inc	2,950
9,810		Starbucks Corp	558,778
2,644		Starwood Hotels & Resorts Worldwide, Inc	168,502
20	*	Steak N Shake Co	7,464
185	*	Steiner Leisure Ltd	8,947
1,142		Stewart Enterprises, Inc (Class A)	10,609
171	e	Strayer Education, Inc	8,273
687		Texas Roadhouse, Inc (Class A)	13,871
250		Town Sports International Holdings, Inc	2,365
228		Universal Technical Institute, Inc	2,880
437		Vail Resorts, Inc	27,234
356	e	Weight Watchers International, Inc	14,991
3,949		Wendy’s	22,391
698	*	WMS Industries, Inc	17,597
1,852		Wyndham Worldwide Corp	119,417
1,012		Wynn Resorts Ltd	126,662
6,045		Yum! Brands, Inc	434,877

		TOTAL CONSUMER SERVICES	5,018,411

DIVERSIFIED FINANCIALS - 6.2%
647	*	Affiliated Managers Group, Inc	99,360
4,393	*	American Capital Ltd	64,116
13,003		American Express Co	877,182
2,781		Ameriprise Financial, Inc	204,821
2,330		Apollo Investment Corp	19,479
2,886		Ares Capital Corp	52,237

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

341		Artio Global Investors, Inc	$928
200	*	Asset Acceptance Capital Corp	1,348
140		Asta Funding, Inc	1,344
139,899		Bank of America Corp	1,703,970
15,492		Bank of New York Mellon Corp	433,621
1,263		BGC Partners, Inc (Class A)	5,254
942		BlackRock Kelso Capital Corp	9,420
1,686		BlackRock, Inc	433,100
200		Calamos Asset Management, Inc (Class A)	2,354
7,516		Capital One Financial Corp	413,004
47		Capital Southwest Corp	5,405
400		Cash America International, Inc	20,988
1,112		CBOE Holdings, Inc	41,077
14,687		Charles Schwab Corp	259,813
38,246		Citigroup, Inc	1,692,003
4,395		CME Group, Inc	269,809
207	e	Cohen & Steers, Inc	7,466
888	*	Cowen Group, Inc	2,504
98	*	Credit Acceptance Corp	11,970
22		Diamond Hill Investment Group, Inc	1,712
6,464		Discover Financial Services	289,846
586	*	Dollar Financial Corp	9,751
332		Duff & Phelps Corp	5,149
3,622	*	E*Trade Financial Corp	38,792
1,406		Eaton Vance Corp	58,813
281	*,e	Encore Capital Group, Inc	8,458
364		Evercore Partners, Inc (Class A)	15,142
545		Ezcorp, Inc (Class A)	11,609
163	*	FBR & Co	3,086
1,409	e	Federated Investors, Inc (Class B)	33,351
149		Fidus Investment Corp	2,853
1,049	*	Fifth Street Finance Corp	11,560
587		Financial Engines, Inc	21,261
363	*	First Cash Financial Services, Inc	21,177
641	*,e	First Marblehead Corp	647
110	*	Firsthand Technology Value Fund, Inc	2,122
1,873		Franklin Resources, Inc	282,467
80		Friedman Billings Ramsey Group, Inc (Class A)	2,065
215		FXCM, Inc	2,941
69		GAMCO Investors, Inc (Class A)	3,665
704		GFI Group, Inc	2,351
239		Gladstone Capital Corp	2,199
252		Gladstone Investment Corp	1,842
6,104		Goldman Sachs Group, Inc	898,204
92		Golub Capital BDC, Inc	1,519
276	*,e	Green Dot Corp	4,612
354		Greenhill & Co, Inc	18,897
240	*	GSV Capital Corp	1,982
322	*	Harris & Harris Group, Inc	1,159
635		Hercules Technology Growth Capital, Inc	7,779
409		HFF, Inc (Class A)	8,151
80		Horizon Technology Finance Corp	1,169
441		Interactive Brokers Group, Inc (Class A)	6,575
960	*	IntercontinentalExchange, Inc	156,547
153	*	International Assets Holding Corp	2,664
405	*	Internet Capital Group, Inc	5,054
5,831		Invesco Ltd	168,866
524	*	Investment Technology Group, Inc	5,785
8,200	e	iShares Russell 3000 Index Fund	766,372
2,289	e	Janus Capital Group, Inc	21,517
173		JMP Group, Inc	1,195
49,466		JPMorgan Chase & Co	2,347,656
240	e	KCAP Financial, Inc	2,585
700	*	Knight Capital Group, Inc (Class A)	2,604
1,144	*	Ladenburg Thalmann Financial Services, Inc	1,899
1,450		Lazard Ltd (Class A)	49,489

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,857	e	Legg Mason, Inc	$59,703
3,959		Leucadia National Corp	108,595
641		LPL Financial Holdings, Inc	20,666
250	e	Main Street Capital Corp	8,023
175		Manning & Napier, Inc	2,895
463		MarketAxess Holdings, Inc	17,270
102		Marlin Business Services Corp	2,365
778		MCG Capital Corp	3,719
175		Medallion Financial Corp	2,314
212		Medley Capital Corp	3,360
110		MicroFinancial, Inc	927
2,471		Moody’s Corp	131,754
20,034		Morgan Stanley	440,347
1,492	*	MSCI, Inc (Class A)	50,624
407		MVC Capital, Inc	5,222
1,637		Nasdaq Stock Market, Inc	52,875
320		Nelnet, Inc (Class A)	10,816
370	*	Netspend Holdings, Inc	5,879
175		New Mountain Finance Corp	2,558
341	*	NewStar Financial, Inc	4,511
300		NGP Capital Resources Co	2,133
120	e	Nicholas Financial, Inc	1,764
2,796		Northern Trust Corp	152,550
3,295		NYSE Euronext	127,319
116		Oppenheimer Holdings, Inc	2,259
725		PennantPark Investment Corp	8,185
639	*,e	PHH Corp	14,032
272	*	Pico Holdings, Inc	6,038
236	*	Piper Jaffray Cos	8,095
205	*	Portfolio Recovery Associates, Inc	26,019
2,016		Prospect Capital Corp	21,995
90		Pzena Investment Management, Inc (Class A)	585
1,443		Raymond James Financial, Inc	66,522
60	*	Regional Management Corp	1,212
150		Resource America, Inc (Class A)	1,494
219	*	Safeguard Scientifics, Inc	3,460
1,802		SEI Investments Co	51,988
6,277		SLM Corp	128,553
456		Solar Capital Ltd	10,711
125		Solar Senior Capital Ltd	2,400
6,132		State Street Corp	362,340
766	*	Stifel Financial Corp	26,557
289	*	SWS Group, Inc	1,748
3,354		T Rowe Price Group, Inc	251,114
70		TCP Capital Corp	1,117
3,277		TD Ameritrade Holding Corp	67,572
104		THL Credit, Inc	1,558
330		TICC Capital Corp	3,280
517	e	Triangle Capital Corp	14,471
56	*	Virtus Investment Partners, Inc	10,432
1,037		Waddell & Reed Financial, Inc (Class A)	45,400
462		Walter Investment Management Corp	17,209
61		Westwood Holdings Group, Inc	2,710
748	*	WisdomTree Investments, Inc	7,779
199	*,e	World Acceptance Corp	17,088

		TOTAL DIVERSIFIED FINANCIALS	14,349,824

ENERGY - 9.8%
2,642	*,e	Abraxas Petroleum Corp	6,103
30		Adams Resources & Energy, Inc	1,530
142		Alon USA Energy, Inc	2,705
2,853	*	Alpha Natural Resources, Inc	23,423
1,985	*,e	Amyris Biotechnologies, Inc	6,114
6,473		Anadarko Petroleum Corp	566,064
5,068		Apache Corp	391,047

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

180		APCO Argentina, Inc	$2,232
503	*,e	Approach Resources, Inc	12,379
3,374	e	Arch Coal, Inc	18,321
675	*	Atwood Oceanics, Inc	35,465
5,569		Baker Hughes, Inc	258,457
823	*,e	Basic Energy Services, Inc	11,250
617		Berry Petroleum Co (Class A)	28,561
553	*,e	Bill Barrett Corp	11,209
110		Bolt Technology Corp	1,921
340	*	Bonanza Creek Energy, Inc	13,148
1,271	*,e	BPZ Energy, Inc	2,885
529		Bristow Group, Inc	34,882
564	*,e	C&J Energy Services, Inc	12,916
2,717		Cabot Oil & Gas Corp	183,696
4,328	*,e	Cal Dive International, Inc	7,790
354	*	Callon Petroleum Co	1,310
3,191	*	Cameron International Corp	208,053
235	e	CARBO Ceramics, Inc	21,401
483	*	Carrizo Oil & Gas, Inc	12,447
2,773	*	Cheniere Energy, Inc	77,644
8,437	e	Chesapeake Energy Corp	172,199
25,615		Chevron Corp	3,043,574
1,064		Cimarex Energy Co	80,268
90	*	Clayton Williams Energy, Inc	3,936
839	*,e	Clean Energy Fuels Corp	10,907
755	*	Cloud Peak Energy, Inc	14,179
2,316	*	Cobalt International Energy, Inc	65,311
599	*	Comstock Resources, Inc	9,734
1,328	*	Concho Resources, Inc	129,387
16,368		ConocoPhillips	983,717
2,890		Consol Energy, Inc	97,249
273		Contango Oil & Gas Co	10,945
568	*	Continental Resources, Inc	49,376
456		Crosstex Energy, Inc	8,783
212	*	CVR Energy, Inc	10,943
1,093	*	CVR Energy, Inc (Contingent value right)	0
80	*	Dawson Geophysical Co	2,400
213		Delek US Holdings, Inc	8,405
4,935	*	Denbury Resources, Inc	92,038
5,153		Devon Energy Corp	290,732
939		Diamond Offshore Drilling, Inc	65,317
994	*	Dresser-Rand Group, Inc	61,290
510	*	Dril-Quip, Inc	44,457
1,061	*	Emerald Oil, Inc	7,469
780	*,e	Endeavour International Corp	2,301
915		Energen Corp	47,589
1,096		Energy XXI Bermuda Ltd	29,833
3,503		EOG Resources, Inc	448,629
354	*	EPL Oil & Gas, Inc	9,491
1,668		Equitable Resources, Inc	113,007
272	*	Era Group, Inc	5,712
1,767	e	EXCO Resources, Inc	12,599
747	*	Exterran Holdings, Inc	20,169
60,762	d	Exxon Mobil Corp	5,475,264
3,113	*	FMC Technologies, Inc	169,316
190	*	Forbes Energy Services Ltd	699
2,133	*	Forest Oil Corp	11,220
284	*,e	Forum Energy Technologies, Inc	8,168
743	*,e	Frontline Ltd	1,739
1,633	*	FX Energy, Inc	5,487
291		GasLog Ltd	3,742
1,809	*	Gastar Exploration Ltd	3,184
164	*	Geospace Technologies Corp	17,699
3,125	*,e	Gevo, Inc	7,000
690	*,e	Global Geophysical Services, Inc	1,691
551		Golar LNG Ltd	20,365

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

321	*,e	Goodrich Petroleum Corp	$5,024
790	*	Green Plains Renewable Energy, Inc	9,038
190		Gulf Island Fabrication, Inc	4,001
447		Gulfmark Offshore, Inc	17,415
998	*	Gulfport Energy Corp	45,738
1,633	*	Halcon Resources Corp	12,721
11,978		Halliburton Co	484,031
478	*,e	Harvest Natural Resources, Inc	1,678
1,688	*,e	Heckmann Corp	7,242
1,341	*	Helix Energy Solutions Group, Inc	30,682
1,186		Helmerich & Payne, Inc	71,990
2,471	*	Hercules Offshore, Inc	18,335
3,861		Hess Corp	276,486
2,628		Holly Corp	135,211
441	*	Hornbeck Offshore Services, Inc	20,489
1,704	*	ION Geophysical Corp	11,604
13	*	Isramco, Inc	1,289
2,609	*	Key Energy Services, Inc	21,081
6,205		Kinder Morgan, Inc	240,009
134	*,e	KiOR, Inc (Class A)	623
185	e	Knightsbridge Tankers Ltd	1,517
3,714	*	Kodiak Oil & Gas Corp	33,760
890	*	Kosmos Energy LLC	10,057
300	*	Laredo Petroleum Holdings, Inc	5,487
400		Lufkin Industries, Inc	26,556
3,031	*,e	Magnum Hunter Resources Corp	12,154
9,158		Marathon Oil Corp	308,808
4,379		Marathon Petroleum Corp	392,358
177	*	Matador Resources Co	1,568
440	*	Matrix Service Co	6,556
2,913	*	McDermott International, Inc	32,014
1,294	*,e	McMoRan Exploration Co	21,157
310	*	Midstates Petroleum Co, Inc	2,650
1,226	*,e	Miller Petroleum, Inc	4,548
120	*	Mitcham Industries, Inc	2,030
2,523		Murphy Oil Corp	160,791
3,568		Nabors Industries Ltd	57,873
5,535		National Oilwell Varco, Inc	391,601
136	*	Natural Gas Services Group, Inc	2,619
1,672	*	Newfield Exploration Co	37,486
1,250	*	Newpark Resources, Inc	11,600
2,265		Noble Energy, Inc	261,970
562	e	Nordic American Tanker Shipping	6,491
746	*,e	Northern Oil And Gas, Inc	10,727
1,014	*	Oasis Petroleum, Inc	38,603
10,534		Occidental Petroleum Corp	825,550
1,376		Oceaneering International, Inc	91,380
709	*	Oil States International, Inc	57,833
85		Panhandle Oil and Gas, Inc (Class A)	2,435
1,722	*	Parker Drilling Co	7,370
1,923		Patterson-UTI Energy, Inc	45,844
332		PBF Energy, Inc	12,340
403	*	PDC Energy, Inc	19,977
3,457		Peabody Energy Corp	73,116
1,680		Penn Virginia Corp	6,787
815	*	Petroquest Energy, Inc	3,619
149	*	PHI, Inc	5,097
8,110		Phillips 66	567,457
1,260	*	Pioneer Energy Services Corp	10,395
1,742		Pioneer Natural Resources Co	216,444
1,637	*	Plains Exploration & Production Co	77,708
2,264		Questar Market Resources, Inc	72,086
2,998	*,e	Quicksilver Resources, Inc	6,746
2,070		Range Resources Corp	167,753
2,606		Rentech, Inc	6,124
460	*	Resolute Energy Corp	5,295

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

494	*	Rex Energy Corp	$8,141
92	*	Rex Stores Corp	2,035
160	*	RigNet, Inc	3,990
657	*	Rosetta Resources, Inc	31,260
1,533	*	Rowan Cos plc	54,207
757	e	RPC, Inc	11,484
151	*,e	Sanchez Energy Corp	3,008
6,213	*,e	SandRidge Energy, Inc	32,743
230	*	Saratoga Resources, Inc	612
17,350		Schlumberger Ltd	1,299,342
1,175	*	Scorpio Tankers, Inc	10,481
272		SEACOR Holdings, Inc	20,041
517	*	SemGroup Corp	26,739
482	e	Ship Finance International Ltd	8,502
413	*,e	Solazyme, Inc	3,226
4,435	*	Southwestern Energy Co	165,248
8,242		Spectra Energy Corp	253,442
844		St. Mary Land & Exploration Co	49,982
626	*	Stone Energy Corp	13,616
2,001	*	Superior Energy Services	51,966
514	*	Swift Energy Co	7,612
500	*	Synergy Resources Corp	3,430
467		Targa Resources Investments, Inc	31,737
480		Teekay Corp	17,261
800	e	Teekay Tankers Ltd (Class A)	2,280
364	*	Tesco Corp	4,874
1,783		Tesoro Corp	104,395
974	*	Tetra Technologies, Inc	9,993
182		TGC Industries, Inc	1,802
645		Tidewater, Inc	32,572
522	*	Triangle Petroleum Corp	3,445
1,944	*	Ultra Petroleum Corp	39,074
615	*	Unit Corp	28,013
4,023	*,e	Uranerz Energy Corp	5,109
1,254	*,e	Uranium Energy Corp	2,759
621	*	Vaalco Energy, Inc	4,713
7,182		Valero Energy Corp	326,709
5,036	*,e	Vantage Drilling Co	8,813
414		W&T Offshore, Inc	5,879
580	*	Warren Resources, Inc	1,862
925	e	Western Refining, Inc	32,754
125	*	Westmoreland Coal Co	1,420
1,492	*	Whiting Petroleum Corp	75,853
1,032	*	Willbros Group, Inc	10,134
8,765		Williams Cos, Inc	328,337
874		World Fuel Services Corp	34,715
2,447	*	WPX Energy, Inc	39,201
2,938	*,e	ZaZa Energy Corp	5,318

		TOTAL ENERGY	22,387,626

FOOD & STAPLES RETAILING - 2.0%
207		Andersons, Inc	11,079
15		Arden Group, Inc (Class A)	1,516
496		Casey’s General Stores, Inc	28,917
300	*	Chefs’ Warehouse Holdings, Inc	5,541
5,644		Costco Wholesale Corp	598,885
16,616		CVS Corp	913,714
350	*	Fresh Market, Inc	14,969
610		Harris Teeter Supermarkets, Inc	26,053
100		Ingles Markets, Inc (Class A)	2,148
7,124		Kroger Co	236,089
180		Nash Finch Co	3,524
95	*	Natural Grocers by Vitamin C	2,142
248	*	Pantry, Inc	3,093
231	e	Pricesmart, Inc	17,979

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

8,671	*	Rite Aid Corp	$16,475
245	e	Roundy’s, Inc	1,610
3,058	e	Safeway, Inc	80,578
217		Spartan Stores, Inc	3,808
1,788	e	Supervalu, Inc	9,011
91	*	Susser Holdings Corp	4,651
7,439		Sysco Corp	261,630
668	*	United Natural Foods, Inc	32,866
77		Village Super Market (Class A)	2,594
11,354		Walgreen Co	541,359
22,043		Wal-Mart Stores, Inc	1,649,478
133		Weis Markets, Inc	5,413
2,376		Whole Foods Market, Inc	206,118

		TOTAL FOOD & STAPLES RETAILING	4,681,240

FOOD, BEVERAGE & TOBACCO - 5.3%

100		Alico, Inc	4,625
1,062	*	Alliance One International, Inc	4,131
26,452		Altria Group, Inc	909,684
62	*	Annie’s, Inc	2,372
8,364		Archer Daniels Midland Co	282,118
743		B&G Foods, Inc (Class A)	22,654
1,997		Beam, Inc	126,889
100	*	Boston Beer Co, Inc (Class A)	15,964
718	*	Boulder Brands, Inc	6,448
1,968		Brown-Forman Corp (Class B)	140,515
1,858		Bunge Ltd	137,176
125	e	Calavo Growers, Inc	3,597
200		Cal-Maine Foods, Inc	8,512
2,360	e	Campbell Soup Co	107,050
536	*	Chiquita Brands International, Inc	4,159
77		Coca-Cola Bottling Co Consolidated	4,645
50,244		Coca-Cola Co	2,031,867
3,894		Coca-Cola Enterprises, Inc	143,766
5,396		ConAgra Foods, Inc	193,231
1,990	*	Constellation Brands, Inc (Class A)	94,803
1,454	*	Darling International, Inc	26,114
2,340	*	Dean Foods Co	42,424
262	*,e	Diamond Foods, Inc	4,417
433	*	Dole Food Co, Inc	4,720
2,800		Dr Pepper Snapple Group, Inc	131,460
200	*	Farmer Bros Co	2,940
1,633		Flowers Foods, Inc	53,791
669		Fresh Del Monte Produce, Inc	18,050
8,411		General Mills, Inc	414,746
1,751	*,e	Green Mountain Coffee Roasters, Inc	99,387
38		Griffin Land & Nurseries, Inc (Class A)	1,142
4,098		H.J. Heinz Co	296,162
490	*	Hain Celestial Group, Inc	29,929
1,934		Hershey Co	169,283
1,478		Hillshire Brands Co	51,952
1,898		Hormel Foods Corp	78,425
949		Ingredion, Inc	68,632
170	*	Inventure Foods, Inc	1,322
192		J&J Snack Foods Corp	14,763
1,442		J.M. Smucker Co	142,989
100		John B. Sanfilippo & Son, Inc	1,998
3,183		Kellogg Co	205,081
7,871		Kraft Foods Group, Inc	405,593
260		Lancaster Colony Corp	20,020
591		Lance, Inc	14,929
101		Limoneira Co	1,951
4,971		Lorillard, Inc	200,580
1,734		McCormick & Co, Inc	127,536
2,588		Mead Johnson Nutrition Co	200,441

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,628		Molson Coors Brewing Co (Class B)	$79,658
22,708		Mondelez International, Inc	695,092
1,886	*	Monster Beverage Corp	90,038
129		National Beverage Corp	1,812
245	*	Omega Protein Corp	2,634
20,327		PepsiCo, Inc	1,608,069
22,270		Philip Morris International, Inc	2,064,652
707	*	Pilgrim’s Pride Corp	6,497
375	*	Post Holdings, Inc	16,099
4,216		Reynolds American, Inc	187,570
377		Sanderson Farms, Inc	20,592
4		Seaboard Corp	11,200
77	*	Seneca Foods Corp	2,542
2,062	*	Smithfield Foods, Inc	54,602
215	*	Synutra International, Inc	1,010
413	e	Tootsie Roll Industries, Inc	12,354
511	*	TreeHouse Foods, Inc	33,292
3,645		Tyson Foods, Inc (Class A)	90,469
302	e	Universal Corp	16,924
836	e	Vector Group Ltd	13,476

		TOTAL FOOD, BEVERAGE & TOBACCO	12,083,565

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
247		Abaxis, Inc	11,688
20,617		Abbott Laboratories	728,192
400	*,e	Abiomed, Inc	7,468
290	*	Acadia Healthcare Co, Inc	8,523
716	*,e	Accretive Health, Inc	7,275
682	*,e	Accuray, Inc	3,164
4,440		Aetna, Inc	226,973
489		Air Methods Corp	23,589
910	*	Align Technology, Inc	30,494
2,366	*	Allscripts Healthcare Solutions, Inc	32,154
72		Almost Family, Inc	1,471
620	*	Alphatec Holdings, Inc	1,308
341	*	Amedisys, Inc	3,792
3,191		AmerisourceBergen Corp	164,177
357	*	AMN Healthcare Services, Inc	5,651
451	*	Amsurg Corp	15,172
150		Analogic Corp	11,853
275	*	Angiodynamics, Inc	3,143
148	*	Anika Therapeutics, Inc	2,149
2,094	*,e	Antares Pharma, Inc	7,496
325	*	Arthrocare Corp	11,297
264		Assisted Living Concepts, Inc (A Shares)	3,139
454	*,e	athenahealth, Inc	44,056
170	*	AtriCure, Inc	1,346
18		Atrion Corp	3,456
1,100		Bard (C.R.), Inc	110,858
7,088		Baxter International, Inc	514,872
2,653		Becton Dickinson & Co	253,653
412	*,e	Bio-Reference Labs, Inc	10,704
496	*	BioScrip, Inc	6,304
18,203	*	Boston Scientific Corp	142,165
1,200	*	Brookdale Senior Living, Inc	33,456
219		Cantel Medical Corp	6,583
517	*	Capital Senior Living Corp	13,664
4,480		Cardinal Health, Inc	186,458
160	*	Cardiovascular Systems, Inc	3,277
2,778	*	CareFusion Corp	97,202
2,652	*	Catamaran Corp	140,636
707	*	Centene Corp	31,136
1,840	*	Cerner Corp	174,340
449	*,e	Cerus Corp	1,985
281		Chemed Corp	22,474

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

128	*	Chindex International, Inc	$1,759
3,627		Cigna Corp	226,216
1,183		Community Health Systems, Inc	56,062
185		Computer Programs & Systems, Inc	10,010
342	*	Conceptus, Inc	8,259
450		Conmed Corp	15,327
602		Cooper Cos, Inc	64,944
90	*	Corvel Corp	4,454
1,774		Coventry Health Care, Inc	83,431
6,124		Covidien plc	415,452
296	*	Cross Country Healthcare, Inc	1,572
253		CryoLife, Inc	1,520
327	*	Cyberonics, Inc	15,307
85	*	Cynosure, Inc (Class A)	2,224
1,187	*	DaVita, Inc	140,766
1,806		Dentsply International, Inc	76,610
120	*,e	Derma Sciences, Inc	1,450
874	*	DexCom, Inc	14,613
1,486	*	Edwards Lifesciences Corp	122,090
280	*	Emeritus Corp	7,781
697	*	Endologix, Inc	11,257
270		Ensign Group, Inc	9,018
320	*,e	EnteroMedics, Inc	320
78	*	Exactech, Inc	1,614
338	*	ExamWorks Group, Inc	5,854
10,543	*	Express Scripts Holding Co	607,804
374	*	Five Star Quality Care, Inc	2,502
456	*	Gentiva Health Services, Inc	4,934
269	*	Greatbatch, Inc	8,035
720	*	Haemonetics Corp	29,995
414	*	Hanger Orthopedic Group, Inc	13,053
2,485	*,e	Hansen Medical, Inc	4,995
2,135		HCA Holdings, Inc	86,745
3,008	*	Health Management Associates, Inc (Class A)	38,713
1,131	*	Health Net, Inc	32,369
1,191	*	Healthsouth Corp	31,407
190	*	HealthStream, Inc	4,359
402	*	Healthways, Inc	4,924
241	*	HeartWare International, Inc	21,312
1,218	*	Henry Schein, Inc	112,726
836		Hill-Rom Holdings, Inc	29,444
1,092	*	HMS Holdings Corp	29,648
3,358	*	Hologic, Inc	75,891
2,092		Humana, Inc	144,578
239	*	ICU Medical, Inc	14,089
720	*	Idexx Laboratories, Inc	66,521
573	*	Insulet Corp	14,818
289	*	Integra LifeSciences Holdings Corp	11,274
523	*	Intuitive Surgical, Inc	256,892
316		Invacare Corp	4,124
1,041	*	Inverness Medical Innovations, Inc	26,577
220	*	IPC The Hospitalist Co, Inc	9,786
613	*	Kindred Healthcare, Inc	6,455
1,245	*	Laboratory Corp of America Holdings	112,299
174		Landauer, Inc	9,810
267	*	LHC Group, Inc	5,738
654	*	LifePoint Hospitals, Inc	31,693
405	*	Magellan Health Services, Inc	19,266
397	*,e	MAKO Surgical Corp	4,427
611		Masimo Corp	11,988
3,008		McKesson Corp	324,744
746	*	MedAssets, Inc	14,360
231	*	Medidata Solutions, Inc	13,393
13,616		Medtronic, Inc	639,407
1,254	*,e	Merge Healthcare, Inc	3,624
489	e	Meridian Bioscience, Inc	11,159

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

538	*	Merit Medical Systems, Inc	$6,596
349	*	Molina Healthcare, Inc	10,774
161	*	MWI Veterinary Supply, Inc	21,294
212		National Healthcare Corp	9,693
316	*	Natus Medical, Inc	4,247
301	*	Neogen Corp	14,921
1,084	*,e	Neoprobe Corp	2,938
472	*	NuVasive, Inc	10,058
742	*	NxStage Medical, Inc	8,370
1,451		Omnicare, Inc	59,085
387	*	Omnicell, Inc	7,307
609	*	OraSure Technologies, Inc	3,289
239	*	Orthofix International NV	8,573
864	e	Owens & Minor, Inc	28,132
200	*	Palomar Medical Technologies, Inc	2,698
1,289		Patterson Cos, Inc	49,034
130	*	PDI, Inc	767
662	*	Pediatrix Medical Group, Inc	59,335
373	*	PharMerica Corp	5,222
164	*,e	PhotoMedex, Inc	2,639
97	*	Providence Service Corp	1,794
452		Quality Systems, Inc	8,263
1,981		Quest Diagnostics, Inc	111,827
333	*,e	Quidel Corp	7,909
1,903	e	Resmed, Inc	88,223
130	*	Rochester Medical Corp	1,901
198	*,e	Rockwell Medical Technologies, Inc	784
611	*	RTI Biologics, Inc	2,407
599		Select Medical Holdings Corp	5,391
694	*	Sirona Dental Systems, Inc	51,169
246	*	Skilled Healthcare Group, Inc (Class A)	1,616
685	*	Solta Medical, Inc	1,507
330	*	Spectranetics Corp	6,115
4,018		St. Jude Medical, Inc	162,488
407	*	Staar Surgical Co	2,291
745		STERIS Corp	30,999
4,025		Stryker Corp	262,591
147	*	SurModics, Inc	4,006
376	*	Symmetry Medical, Inc	4,305
332	*	Team Health Holdings, Inc	12,078
519		Teleflex, Inc	43,861
1,361	*	Tenet Healthcare Corp	64,756
748	*	Thoratec Corp	28,050
128	*	Tornier BV	2,413
246	*	Triple-S Management Corp (Class B)	4,285
584	*,e	Unilife Corp	1,273
13,568		UnitedHealth Group, Inc	776,225
417		Universal American Corp	3,474
1,112		Universal Health Services, Inc (Class B)	71,023
133		US Physical Therapy, Inc	3,571
40		Utah Medical Products, Inc	1,951
376	*	Vanguard Health Systems, Inc	5,591
1,463	*	Varian Medical Systems, Inc	105,336
200	*	Vascular Solutions, Inc	3,244
1,033	*	VCA Antech, Inc	24,265
84	*	Vocera Communications, Inc	1,932
677	*	Volcano Corp	15,070
530	*	WellCare Health Plans, Inc	30,719
3,948		WellPoint, Inc	261,476
490		West Pharmaceutical Services, Inc	31,821
456	*	Wright Medical Group, Inc	10,857
2,255		Zimmer Holdings, Inc	169,621

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	10,046,031

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
5,392		Avon Products, Inc	111,776

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

798	*	Central Garden and Pet Co (Class A)	$6,560
1,786		Church & Dwight Co, Inc	115,429
1,657		Clorox Co	146,694
6,191		Colgate-Palmolive Co	730,724
350	*	Elizabeth Arden, Inc	14,088
830		Energizer Holdings, Inc	82,776
2,982		Estee Lauder Cos (Class A)	190,937
204	e	Female Health Co	1,477
532	*	Harbinger Group, Inc	4,394
1,488	e	Herbalife Ltd	55,726
140		Inter Parfums, Inc	3,420
5,092		Kimberly-Clark Corp	498,914
152	*	Medifast, Inc	3,484
140		Nature’s Sunshine Products, Inc	2,134
679	e	Nu Skin Enterprises, Inc (Class A)	30,012
127		Nutraceutical International Corp	2,203
63		Oil-Dri Corp of America	1,715
70		Orchids Paper Products Co	1,633
621	*	Prestige Brands Holdings, Inc	15,953
35,797		Procter & Gamble Co	2,758,517
238	*	Revlon, Inc (Class A)	5,322
291		Spectrum Brands, Inc	16,468
1,834	*,e	Star Scientific, Inc	3,044
92	*,e	USANA Health Sciences, Inc	4,446
314		WD-40 Co	17,198

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	4,825,044

INSURANCE - 3.9%
4,411		ACE Ltd	392,447
6,270		Aflac, Inc	326,165
220	*	Alleghany Corp	87,102
599		Allied World Assurance Co Holdings Ltd	55,539
6,227		Allstate Corp	305,559
629		American Equity Investment Life Holding Co	9,366
1,084		American Financial Group, Inc	51,360
8,521	*	American International Group, Inc	330,785
85		American National Insurance Co	7,384
118	*	American Safety Insurance Holdings Ltd	2,945
202		Amerisafe, Inc	7,179
323	e	Amtrust Financial Services, Inc	11,192
4,185		Aon plc	257,377
1,780	*	Arch Capital Group Ltd	93,575
374		Argo Group International Holdings Ltd	15,476
1,551		Arthur J. Gallagher & Co	64,072
961		Aspen Insurance Holdings Ltd	37,075
1,087		Assurant, Inc	48,926
2,211		Assured Guaranty Ltd	45,569
1,609		Axis Capital Holdings Ltd	66,967
125		Baldwin & Lyons, Inc (Class B)	2,974
23,114	*	Berkshire Hathaway, Inc (Class B)	2,408,479
1,536		Brown & Brown, Inc	49,213
3,483		Chubb Corp	304,867
1,856		Cincinnati Financial Corp	87,585
387	*	Citizens, Inc (Class A)	3,247
303		CNA Financial Corp	9,905
2,903		Conseco, Inc	33,239
245		Crawford & Co (Class B)	1,860
143		Donegal Group, Inc (Class A)	2,184
80		Eastern Insurance Holdings, Inc	1,501
280	*	eHealth, Inc	5,006
60		EMC Insurance Group, Inc	1,580
620		Employers Holdings, Inc	14,539
551		Endurance Specialty Holdings Ltd	26,343
108	*	Enstar Group Ltd	13,423
363		Erie Indemnity Co (Class A)	27,417
670		Everest Re Group Ltd	87,006

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

155		FBL Financial Group, Inc (Class A)	$6,023
2,808		Fidelity National Title Group, Inc (Class A)	70,846
1,253		First American Financial Corp	32,039
6,368	*	Genworth Financial, Inc (Class A)	63,680
327	*	Greenlight Capital Re Ltd (Class A)	7,995
136	*	Hallmark Financial Services	1,224
539		Hanover Insurance Group, Inc	26,778
5,508		Hartford Financial Services Group, Inc	142,106
1,326		HCC Insurance Holdings, Inc	55,732
525	*	Hilltop Holdings, Inc	7,082
90	e	Homeowners Choice, Inc	2,453
467		Horace Mann Educators Corp	9,737
205		Infinity Property & Casualty Corp	11,521
20		Investors Title Co	1,381
77		Kansas City Life Insurance Co	3,013
614		Kemper Corp	20,023
3,640		Lincoln National Corp	118,700
3,940		Loews Corp	173,636
553		Maiden Holdings Ltd	5,856
128	*,e	Markel Corp	64,448
7,012		Marsh & McLennan Cos, Inc	266,246
1,052		Max Capital Group Ltd	33,138
1,717	*,e	MBIA, Inc	17,634
694		Meadowbrook Insurance Group, Inc	4,893
361		Mercury General Corp	13,693
10,795		Metlife, Inc	410,426
855		Montpelier Re Holdings Ltd	22,273
667	*	National Financial Partners Corp	14,961
173		National Interstate Corp	5,187
27		National Western Life Insurance Co (Class A)	4,752
149	*	Navigators Group, Inc	8,754
3,288		Old Republic International Corp	41,790
313		OneBeacon Insurance Group Ltd (Class A)	4,232
896		PartnerRe Ltd	83,427
83	*	Phoenix Cos, Inc	2,554
543		Platinum Underwriters Holdings Ltd	30,305
595		Primerica, Inc	19,504
3,879		Principal Financial Group	132,002
800		ProAssurance Corp	37,864
7,806		Progressive Corp	197,258
1,036		Protective Life Corp	37,089
5,954		Prudential Financial, Inc	351,226
912		Reinsurance Group of America, Inc (Class A)	54,419
697		RenaissanceRe Holdings Ltd	64,117
268		RLI Corp	19,256
200		Safety Insurance Group, Inc	9,830
656		Selective Insurance Group, Inc	15,751
628		Stancorp Financial Group, Inc	26,853
200		State Auto Financial Corp	3,484
200	e	Stewart Information Services Corp	5,094
1,030		Symetra Financial Corp	13,812
1,405		Torchmark Corp	84,019
569		Tower Group International Ltd	10,498
5,047		Travelers Cos, Inc	424,907
257	*	United America Indemnity Ltd	5,962
234		United Fire & Casualty Co	5,960
3,572		UnumProvident Corp	100,909
1,352		Validus Holdings Ltd	50,524
1,419		W.R. Berkley Corp	62,961
78		White Mountains Insurance Group Ltd	44,235
3,888		XL Capital Ltd	117,806

		TOTAL INSURANCE	8,980,306

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.8%
412		A. Schulman, Inc	$13,003
112	*	ADA-ES, Inc	2,976
78	*	AEP Industries, Inc	5,601
2,707		Air Products & Chemicals, Inc	235,834
942		Airgas, Inc	93,409
2,596	e	AK Steel Holding Corp	8,593
1,140		Albemarle Corp	71,273
13,512		Alcoa, Inc	115,122
1,325		Allegheny Technologies, Inc	42,016
1,107	*	Allied Nevada Gold Corp	18,221
292		AMCOL International Corp	8,815
350		American Vanguard Corp	10,689
921		Aptargroup, Inc	52,819
254	*	Arabian American Development Co	2,141
983		Ashland, Inc	73,037
997		Axiall Corp	61,974
331		Balchem Corp	14,544
2,093		Ball Corp	99,585
1,461		Bemis Co, Inc	58,966
1,302		Boise, Inc	11,275
300		Brush Engineered Materials, Inc	8,550
520		Buckeye Technologies, Inc	15,574
793		Cabot Corp	27,121
730	*	Calgon Carbon Corp	13,213
574		Carpenter Technology Corp	28,292
200	*,e	Castle (A.M.) & Co	3,500
2,031		Celanese Corp (Series A)	89,466
742	*	Century Aluminum Co	5,743
854		CF Industries Holdings, Inc	162,576
1,194	*	Chemtura	25,802
316	*	Clearwater Paper Corp	16,650
1,810	e	Cleveland-Cliffs, Inc	34,408
1,061	*	Coeur d’Alene Mines Corp	20,010
1,329		Commercial Metals Co	21,065
470		Compass Minerals International, Inc	37,083
2,027	*	Crown Holdings, Inc	84,343
584		Cytec Industries, Inc	43,263
127		Deltic Timber Corp	8,727
458		Domtar Corp	35,550
15,577		Dow Chemical Co	495,972
12,176		Du Pont (E.I.) de Nemours & Co	598,572
633		Eagle Materials, Inc	42,177
1,923		Eastman Chemical Co	134,360
3,445		Ecolab, Inc	276,220
1,134	*	Ferro Corp	7,655
630	*	Flotek Industries, Inc	10,301
1,752		FMC Corp	99,917
12,321		Freeport-McMoRan Copper & Gold, Inc (Class B)	407,825
235		FutureFuel Corp	2,855
1,260	*,e	General Moly, Inc	2,785
553		Glatfelter	12,929
743		Globe Specialty Metals, Inc	10,343
351	e	Gold Resource Corp	4,574
922	*,e	Golden Minerals Co	2,194
5,831	*,e	Golden Star Resources Ltd	9,330
2,111	*	Graphic Packaging Holding Co	15,811
475		Greif, Inc (Class A)	25,470
605		H.B. Fuller Co	23,643
107		Hawkins, Inc	4,275
128		Haynes International, Inc	7,078
770	*	Headwaters, Inc	8,393
3,881		Hecla Mining Co	15,330
716	*	Horsehead Holding Corp	7,790
2,580		Huntsman Corp	47,962
278		Innophos Holdings, Inc	15,168

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

293		Innospec, Inc	$12,974
1,000		International Flavors & Fragrances, Inc	76,670
5,517		International Paper Co	256,982
650		Intrepid Potash, Inc	12,194
245		Kaiser Aluminum Corp	15,839
460		Kapstone Paper and Packaging Corp	12,788
75		KMG Chemicals, Inc	1,458
239		Koppers Holdings, Inc	10,511
396	*	Kraton Polymers LLC	9,266
274	e	Kronos Worldwide, Inc	4,288
230	*	Landec Corp	3,328
1,743	*	Louisiana-Pacific Corp	37,649
229	*	LSB Industries, Inc	7,965
4,087		LyondellBasell Industries AF S.C.A	258,666
572	e	Martin Marietta Materials, Inc	58,355
4,104	*,e	McEwen Mining, Inc	11,737
2,129		MeadWestvaco Corp	77,283
135		Metals USA Holdings Corp	2,788
990	*	Midway Gold Corp	1,208
492		Minerals Technologies, Inc	20,423
1,396	*,e	Molycorp, Inc	7,259
6,935		Monsanto Co	732,544
3,764		Mosaic Co	224,372
426		Myers Industries, Inc	5,947
162		Neenah Paper, Inc	4,983
111		NewMarket Corp	28,900
6,228		Newmont Mining Corp	260,891
419		Noranda Aluminium Holding Corp	1,881
3,989		Nucor Corp	184,092
943		Olin Corp	23,782
89		Olympic Steel, Inc	2,127
346	*	OM Group, Inc	8,124
511	*	Omnova Solutions, Inc	3,919
2,097	*	Owens-Illinois, Inc	55,885
1,223		Packaging Corp of America	54,876
3,632	*,e	Paramount Gold and Silver Corp	8,099
1,229		PolyOne Corp	30,000
1,905		PPG Industries, Inc	255,156
3,879		Praxair, Inc	432,664
166		Quaker Chemical Corp	9,797
928		Reliance Steel & Aluminum Co	66,046
1,198	*,e	Resolute Forest Products	19,384
920		Rock-Tenn Co (Class A)	85,367
850		Rockwood Holdings, Inc	55,624
838		Royal Gold, Inc	59,523
1,667		RPM International, Inc	52,644
362	*	RTI International Metals, Inc	11,472
246		Schnitzer Steel Industries, Inc (Class A)	6,558
442		Schweitzer-Mauduit International, Inc	17,119
554		Scotts Miracle-Gro Co (Class A)	23,955
2,406		Sealed Air Corp	58,009
600		Sensient Technologies Corp	23,454
1,103		Sherwin-Williams Co	186,286
1,590		Sigma-Aldrich Corp	123,511
650		Silgan Holdings, Inc	30,713
1,370		Sonoco Products Co	47,936
2,137		Southern Copper Corp (NY)	80,287
2,782		Steel Dynamics, Inc	44,150
200		Stepan Co	12,620
1,856	*,e	Stillwater Mining Co	23,998
798	*	SunCoke Energy, Inc	13,031
1,028	*	Tahoe Resources, Inc	18,083
298	*,e	Texas Industries, Inc	18,807
314		Tredegar Corp	9,244
70	*	UFP Technologies, Inc	1,378
30	*	United States Lime & Minerals, Inc	1,596

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,738	e	United States Steel Corp	$33,891
72	*	Universal Stainless & Alloy	2,617
691	*,e	US Antimony Corp	1,195
148		US Silica Holdings Inc	3,490
1,208		Valspar Corp	75,198
851	*	Vista Gold Corp	1,838
1,685		Vulcan Materials Co	87,114
952		Walter Energy, Inc	27,132
784		Wausau Paper Corp	8,452
220	e	Westlake Chemical Corp	20,570
735		Worthington Industries, Inc	22,770
949	*	WR Grace & Co	73,557
260		Zep, Inc	3,903
350	*,e	Zoltek Cos, Inc	4,183

		TOTAL MATERIALS	8,654,133

MEDIA - 3.7%
725	*	AMC Networks, Inc	45,805
361		Arbitron, Inc	16,920
60		Beasley Broadcasting Group, Inc	354
946		Belo (A.H.) Corp (Class A)	9,299
2,700		Cablevision Systems Corp (Class A)	40,392
223	*	Carmike Cinemas, Inc	4,041
8,233		CBS Corp (Class B)	384,399
1,543	*	Central European Media Enterprises Ltd (Class A) Nasdaq	6,511
618	*	Charter Communications, Inc	64,383
1,460		Cinemark Holdings, Inc	42,982
400		Clear Channel Outdoor Holdings, Inc (Class A)	2,996
35,238		Comcast Corp (Class A)	1,480,348
200	*	Crown Media Holdings, Inc (Class A)	410
693	*,e	Cumulus Media, Inc (Class A)	2,335
10	*	Daily Journal Corp	1,110
300	*,e	Digital Generation, Inc	1,929
7,466	*	DIRECTV	422,650
3,154	*	Discovery Communications, Inc (Class A)	248,346
2,532		DISH Network Corp (Class A)	95,963
943	*,e	DreamWorks Animation SKG, Inc (Class A)	17,879
285	*	Entercom Communications Corp (Class A)	2,120
599		Entravision Communications Corp (Class A)	1,911
354	*	EW Scripps Co (Class A)	4,259
52		Fisher Communications, Inc	2,040
2,876		Gannett Co, Inc	62,898
137	*	Global Sources Ltd	1,036
700		Harte-Hanks, Inc	5,453
5,693		Interpublic Group of Cos, Inc	74,180
596		John Wiley & Sons, Inc (Class A)	23,220
474	*	Journal Communications, Inc (Class A)	3,185
980	*	Lamar Advertising Co (Class A)	47,638
3,377	*,e	Liberty Global, Inc (Class A)	247,872
1,378	*	Liberty Media Corp	153,826
341	*	Lin TV Corp (Class A)	3,748
1,082	*,e	Lions Gate Entertainment Corp	25,719
1,699	*	Live Nation, Inc	21,017
715	*	Madison Square Garden, Inc	41,184
239		Martha Stewart Living Omnimedia, Inc (Class A)	631
2,225	*,e	McClatchy Co (Class A)	6,453
3,553		McGraw-Hill Cos, Inc	185,040
317	e	MDC Partners, Inc	5,126
426	e	Meredith Corp	16,299
303		Morningstar, Inc	21,186
760		National CineMedia, Inc	11,993
1,565	*	New York Times Co (Class A)	15,337
27,210		News Corp (Class A)	830,449
330		Nexstar Broadcasting Group, Inc (Class A)	5,940
3,672		Omnicom Group, Inc	216,281

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

183		Outdoor Channel Holdings, Inc	$1,632
1,297	*,e	Pandora Media, Inc	18,366
120	*	ReachLocal, Inc	1,795
210	*	Reading International, Inc	1,176
1,232	e	Regal Entertainment Group (Class A)	20,537
114	*	Rentrak Corp	2,506
53		Saga Communications, Inc	2,452
130		Salem Communications	1,031
365		Scholastic Corp	9,727
1,131		Scripps Networks Interactive (Class A)	72,769
540		Sinclair Broadcast Group, Inc (Class A)	10,930
49,878	e	Sirius XM Radio, Inc	153,624
1,378	*	Starz-Liberty Capital	30,523
4,730		Thomson Corp	153,630
3,850		Time Warner Cable, Inc	369,831
12,558		Time Warner, Inc	723,592
601	e	Valassis Communications, Inc	17,952
6,455		Viacom, Inc (Class B)	397,434
3,576		Virgin Media, Inc	175,117
23,416		Walt Disney Co	1,330,029
54	e	Washington Post Co (Class B)	24,138
251	e	World Wrestling Entertainment, Inc (Class A)	2,214

		TOTAL MEDIA	8,446,098

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
20,617		AbbVie, Inc	840,761
488	*	Achillion Pharmaceuticals, Inc	4,265
457	*	Acorda Therapeutics, Inc	14,638
1,696	*	Actavis, Inc	156,219
275	*	Aegerion Pharmaceuticals, Inc	11,093
766	*,e	Affymetrix, Inc	3,615
290	*,e	Agenus, Inc	1,128
4,413		Agilent Technologies, Inc	185,214
973	*	Akorn, Inc	13,457
2,497	*	Alexion Pharmaceuticals, Inc	230,074
1,556	*	Alkermes plc	36,893
3,873		Allergan, Inc	432,343
729	*	Alnylam Pharmaceuticals, Inc	17,766
252	*	AMAG Pharmaceuticals, Inc	6,010
10,133		Amgen, Inc	1,038,734
380	*,e	Amicus Therapeutics, Inc	1,205
250	*,e	Ampio Pharmaceuticals, Inc	1,142
3,077	*,e	Arena Pharmaceuticals, Inc	25,262
2,013	*	Ariad Pharmaceuticals, Inc	36,415
744	*	Arqule, Inc	1,927
600	*	Array Biopharma, Inc	2,952
703	*	Astex Pharmaceuticals	3,135
567	*	Auxilium Pharmaceuticals, Inc	9,798
1,563	*,e	AVANIR Pharmaceuticals, Inc	4,283
489	*,e	AVEO Pharmaceuticals, Inc	3,594
572	*,e	BioCryst Pharmaceuticals, Inc	681
270	*,e	BioDelivery Sciences International, Inc	1,137
3,136	*	Biogen Idec, Inc	604,966
1,550	*	BioMarin Pharmaceuticals, Inc	96,503
247	*	Bio-Rad Laboratories, Inc (Class A)	31,122
45	*	Biospecifics Technologies Corp	767
252	*,e	Biotime, Inc	963
21,927		Bristol-Myers Squibb Co	903,173
1,180	*	Bruker BioSciences Corp	22,538
480	*,e	Cadence Pharmaceuticals, Inc	3,211
206	*	Cambrex Corp	2,635
5,715	*	Celgene Corp	662,426
758	*	Celldex Therapeutics, Inc	8,778
835	*	Cepheid, Inc	32,039
716	*	Charles River Laboratories International, Inc	31,697

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

250	*,e	Clovis Oncology, Inc	$7,167
2,650	*,e	Codexis, Inc	6,333
492	*,e	Corcept Therapeutics, Inc	984
170	*,e	Coronado Biosciences, Inc	1,652
765	*	Covance, Inc	56,855
805	*	Cubist Pharmaceuticals, Inc	37,690
150	*,e	Cumberland Pharmaceuticals, Inc	747
754	*,e	Curis, Inc	2,473
335	*,e	Cytori Therapeutics, Inc	841
2,347	*,e	Dendreon Corp	11,101
567	*	Depomed, Inc	3,328
550	*,e	Discovery Laboratories, Inc	1,259
1,197	*	Dyax Corp	5,219
2,418	*,e	Dynavax Technologies Corp	5,368
13,449		Eli Lilly & Co	763,769
553	*	Emergent Biosolutions, Inc	7,731
1,490	*	Endo Pharmaceuticals Holdings, Inc	45,832
379	*	Endocyte, Inc	4,719
551		Enzon Pharmaceuticals, Inc	2,094
718	*	Exact Sciences Corp	7,036
2,025	*,e	Exelixis, Inc	9,355
259	*	Fluidigm Corp	4,794
3,567	*	Forest Laboratories, Inc	135,689
104	*	Furiex Pharmaceuticals Inc	3,898
270	*	Genomic Health, Inc	7,636
1,585	*	Geron Corp	1,696
19,762	*	Gilead Sciences, Inc	966,955
1,148	*	Halozyme Therapeutics, Inc	6,624
290	*	Harvard Bioscience, Inc	1,638
118		Hi-Tech Pharmacal Co, Inc	3,907
2,098	*	Hospira, Inc	68,877
931	*,e	Idenix Pharmaceuticals, Inc	3,314
1,556	*,e	Illumina, Inc	84,024
510	*,e	ImmunoCellular Therapeutics Ltd	1,397
977	*	Immunogen, Inc	15,691
1,809	*,e	Immunomedics, Inc	4,360
854	*	Impax Laboratories, Inc	13,186
1,220	*,e	Incyte Corp	28,560
378	*	Infinity Pharmaceuticals, Inc	18,322
825	*,e	InterMune, Inc	7,466
956	*	Ironwood Pharmaceuticals, Inc	17,485
1,170	*,e	Isis Pharmaceuticals, Inc	19,820
526	*	Jazz Pharmaceuticals plc	29,409
35,878		Johnson & Johnson	2,925,134
618	*,e	Keryx Biopharmaceuticals, Inc	4,351
2,404	*	Lexicon Pharmaceuticals, Inc	5,241
2,313	*	Life Technologies Corp	149,489
230	*	Ligand Pharmaceuticals, Inc (Class B)	6,129
588	*	Luminex Corp	9,714
641	*,e	MannKind Corp	2,173
317		Maxygen, Inc	764
897	*	Medicines Co	29,978
918	*	Medivation, Inc	42,935
39,682		Merck & Co, Inc	1,755,135
190	*,e	Merrimack Pharmaceuticals, Inc	1,159
437	*	Mettler-Toledo International, Inc	93,177
571	*	Momenta Pharmaceuticals, Inc	7,617
5,458	*	Mylan Laboratories, Inc	157,954
1,132	*	Myriad Genetics, Inc	28,753
1,670	*	Nektar Therapeutics	18,370
851	*	Neurocrine Biosciences, Inc	10,331
164	*,e	NewLink Genetics Corp	2,012
765	*,e	Novavax, Inc	1,744
1,652	*	NPS Pharmaceuticals, Inc	16,834
203	*	Obagi Medical Products, Inc	4,009
291	*,e	Omeros Corp	1,199

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

120	*	OncoGenex Pharmaceutical, Inc	$1,360
517	*	Oncothyreon, Inc	1,075
864	*	Onyx Pharmaceuticals, Inc	76,775
1,859	*,e	Opko Health, Inc	14,184
571	*	Optimer Pharmaceuticals, Inc	6,795
781	*	Orexigen Therapeutics, Inc	4,881
170	*	Osiris Therapeutics, Inc	1,768
424	*	Pacific Biosciences of California, Inc	1,056
239	*	Pacira Pharmaceuticals, Inc	6,897
300		Pain Therapeutics, Inc	1,029
762	*	Parexel International Corp	30,107
1,837	e	PDL BioPharma, Inc	13,428
1,408		PerkinElmer, Inc	47,365
1,211		Perrigo Co	143,782
97,477		Pfizer, Inc	2,813,186
688	*	Pharmacyclics, Inc	55,322
322	*	Pozen, Inc	1,697
300	*	Progenics Pharmaceuticals, Inc	1,617
3,176	*	Qiagen N.V. (NASDAQ)	66,950
698	e	Questcor Pharmaceuticals, Inc	22,713
401	*,e	Raptor Pharmaceutical Corp	2,346
1,010	*	Regeneron Pharmaceuticals, Inc	178,164
390	*	Repligen Corp	2,695
190	*,e	Repros Therapeutics, Inc	3,059
854	*	Rigel Pharmaceuticals, Inc	5,799
85	*	Sagent Pharmaceuticals	1,492
722	*	Salix Pharmaceuticals Ltd	36,952
410	*,e	Sangamo Biosciences, Inc	3,920
630	*	Santarus, Inc	10,918
716	*	Sciclone Pharmaceuticals, Inc	3,294
1,200	*,e	Seattle Genetics, Inc	42,612
1,228	*,e	Sequenom, Inc	5,096
310	*,e	SIGA Technologies, Inc	1,110
823	e	Spectrum Pharmaceuticals, Inc	6,140
1,007	*,e	Sunesis Pharmaceuticals, Inc	5,508
40	*,e	Supernus Pharmaceuticals, Inc	225
116	*	Synageva BioPharma Corp	6,371
524	*,e	Synergy Pharmaceuticals, Inc	3,181
271	*,e	Synta Pharmaceuticals Corp	2,331
286	*	Targacept, Inc	1,224
580		Techne Corp	39,353
853	*,e	Theravance, Inc	20,148
4,901		Thermo Electron Corp	374,877
582	*,e	Threshold Pharmaceuticals, Inc	2,683
686	*	United Therapeutics Corp	41,757
317	*	Vanda Pharmaceuticals, Inc	1,243
160	*	Ventrus Biosciences, Inc	478
2,681	*	Vertex Pharmaceuticals, Inc	147,401
423	*	Vical, Inc	1,684
931	*	Viropharma, Inc	23,424
1,259	*,e	Vivus, Inc	13,849
2,109		Warner Chilcott plc	28,577
1,161	*	Waters Corp	109,029
288	*	Xenoport, Inc	2,059
852	*	XOMA Corp	2,973
599	*,e	ZIOPHARM Oncology, Inc	1,096
1,158	*	Zoetis Inc	38,677

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	17,668,794

REAL ESTATE - 3.6%
588		Acadia Realty Trust	16,329
197		AG Mortgage Investment Trust	5,018
79		Agree Realty Corp	2,378
519	*	Alexander & Baldwin, Inc	18,554
24		Alexander’s, Inc	7,913

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

789		Alexandria Real Estate Equities, Inc	$56,003
393		American Assets Trust,Inc	12,580
1,190		American Campus Communities, Inc	53,955
5,044		American Capital Agency Corp	165,342
459		American Capital Mortgage, Inc	11,865
5,225		American Tower Corp	401,907
13,498		Annaly Capital Management, Inc	214,483
1,733		Anworth Mortgage Asset Corp	10,970
1,694		Apartment Investment & Management Co (Class A)	51,938
131		Apollo Commercial Real Estate Finance, Inc	2,304
100		Ares Commercial Real Estate Corp	1,692
3,847	*	ARMOUR Residential REIT, Inc	25,121
1,263		Ashford Hospitality Trust, Inc	15,611
672		Associated Estates Realty Corp	12,526
110	*	AV Homes, Inc	1,466
1,487		AvalonBay Communities, Inc	188,358
1,962		BioMed Realty Trust, Inc	42,379
2,022		Boston Properties, Inc	204,343
1,819		Brandywine Realty Trust	27,012
940		BRE Properties, Inc (Class A)	45,759
1,003		Camden Property Trust	68,886
373		Campus Crest Communities, Inc	5,185
1,088		Capital Lease Funding, Inc	6,931
1,194		Capstead Mortgage Corp	15,307
2,043		CBL & Associates Properties, Inc	48,215
4,167	*	CBRE Group, Inc	105,217
1,018		Cedar Shopping Centers, Inc	6,220
105		Chatham Lodging Trust	1,849
462		Chesapeake Lodging Trust	10,598
13,015		Chimera Investment Corp	41,518
1,235		Colonial Properties Trust	27,923
666		Colony Financial, Inc	14,785
238		Coresite Realty	8,325
851		Corporate Office Properties Trust	22,705
1,084		Cousins Properties, Inc	11,588
715		CreXus Investment Corp	9,309
1,560		CubeSmart	24,648
2,264		CYS Investments, Inc	26,579
3,066		DCT Industrial Trust, Inc	22,688
2,914		DDR Corp	50,762
2,598		DiamondRock Hospitality Co	24,187
1,549		Digital Realty Trust, Inc	103,644
1,771		Douglas Emmett, Inc	44,151
4,172		Duke Realty Corp	70,841
734		DuPont Fabros Technology, Inc	17,814
1,055		Dynex Capital, Inc	11,267
361		EastGroup Properties, Inc	21,010
1,317		Education Realty Trust, Inc	13,868
580		Entertainment Properties Trust	30,189
560		Equity Lifestyle Properties, Inc	43,008
693		Equity One, Inc	16,611
4,205		Equity Residential	231,527
447		Essex Property Trust, Inc	67,309
424		Excel Trust, Inc	5,788
1,320		Extra Space Storage, Inc	51,836
812		Federal Realty Investment Trust	87,729
2,088	*	FelCor Lodging Trust, Inc	12,424
1,135		First Industrial Realty Trust, Inc	19,443
627		First Potomac Realty Trust	9,298
1,703	*	Forest City Enterprises, Inc (Class A)	30,262
498	*	Forestar Real Estate Group, Inc	10,886
839		Franklin Street Properties Corp	12,266
7,127		General Growth Properties, Inc	141,685
404		Getty Realty Corp	8,165
579		Gladstone Commercial Corp	11,273
1,772		Glimcher Realty Trust	20,555

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

625		Government Properties Income Trust	$16,081
580	*	Gramercy Capital Corp	3,022
20		Gyrodyne Co of America, Inc	1,470
1,245		Hatteras Financial Corp	34,150
5,770		HCP, Inc	287,692
3,576		Health Care REIT, Inc	242,846
993		Healthcare Realty Trust, Inc	28,191
3,082		Hersha Hospitality Trust	17,999
939		Highwoods Properties, Inc	37,156
606		Home Properties, Inc	38,433
1,572		Hospitality Properties Trust	43,136
9,134		Host Marriott Corp	159,754
348	*	Howard Hughes Corp	29,166
1,534		HRPT Properties Trust	34,423
467		Hudson Pacific Properties	10,157
843		Inland Real Estate Corp	8,506
1,511		Invesco Mortgage Capital, Inc	32,320
895		Investors Real Estate Trust	8,834
1,264	*	iStar Financial, Inc	13,765
533		Jones Lang LaSalle, Inc	52,986
449		Kennedy-Wilson Holdings, Inc	6,964
869		Kilroy Realty Corp	45,536
5,170		Kimco Realty Corp	115,808
715		Kite Realty Group Trust	4,819
1,327		LaSalle Hotel Properties	33,679
2,104		Lexington Corporate Properties Trust	24,827
1,338		Liberty Property Trust	53,186
376		LTC Properties, Inc	15,315
1,684		Macerich Co	108,416
1,118		Mack-Cali Realty Corp	31,986
1,859		Medical Properties Trust, Inc	29,818
4,747		MFA Mortgage Investments, Inc	44,242
521		Mid-America Apartment Communities, Inc	35,980
516		Monmouth Real Estate Investment Corp (Class A)	5,753
478		National Health Investors, Inc	31,285
1,407		National Retail Properties, Inc	50,891
220		New York Mortgage Trust, Inc	1,659
2,419		NorthStar Realty Finance Corp	22,932
894		NRDC Acquisition Corp	12,525
1,261		Omega Healthcare Investors, Inc	38,284
498		One Liberty Properties, Inc	10,817
259		Parkway Properties, Inc	4,804
650		Pebblebrook Hotel Trust	16,764
759		Pennsylvania Real Estate Investment Trust	14,717
763		Pennymac Mortgage Investment Trust	19,754
2,149		Piedmont Office Realty Trust, Inc	42,099
2,049		Plum Creek Timber Co, Inc	106,958
745		Post Properties, Inc	35,090
481		Potlatch Corp	22,059
5,849		Prologis, Inc	233,843
235		PS Business Parks, Inc	18,546
1,855		Public Storage, Inc	282,554
1,095		RAIT Investment Trust	8,727
838		Ramco-Gershenson Properties	14,078
1,593		Rayonier, Inc	95,054
641	*	Realogy Holdings Corp	31,306
2,262		Realty Income Corp	102,582
936		Redwood Trust, Inc	21,697
1,142		Regency Centers Corp	60,423
897		Resource Capital Corp	5,929
1,081		Retail Properties of America, Inc	15,999
1,353		RLJ Lodging Trust	30,794
262		Rouse Properties, Inc	4,742
479		Ryman Hospitality Properties	21,914
539		Sabra Healthcare REIT, Inc	15,636
133		Saul Centers, Inc	5,817

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

114		Select Income REIT	$3,015
2,500		Senior Housing Properties Trust	67,075
455		Silver Bay Realty Trust Corp	9,428
4,021		Simon Property Group, Inc	637,570
1,116		SL Green Realty Corp	96,099
367		Sovran Self Storage, Inc	23,668
810	*,e	St. Joe Co	17,213
534		STAG Industrial, Inc	11,358
1,843		Starwood Property Trust, Inc	51,162
3,163	*	Strategic Hotels & Resorts, Inc	26,411
346		Summit Hotel Properties, Inc	3,623
337		Sun Communities, Inc	16,624
1,531	*	Sunstone Hotel Investors, Inc	18,847
1,271		Tanger Factory Outlet Centers, Inc	45,985
798		Taubman Centers, Inc	61,973
156	*	Tejon Ranch Co	4,646
108		Terreno Realty Corp	1,942
406		Thomas Properties Group, Inc	2,083
4,797		Two Harbors Investment Corp	60,490
3,422		UDR, Inc	82,778
120		UMH Properties, Inc	1,232
200		Universal Health Realty Income Trust	11,542
213		Urstadt Biddle Properties, Inc (Class A)	4,635
3,669		Ventas, Inc	268,571
2,502		Vornado Realty Trust	209,267
820		Washington Real Estate Investment Trust	22,829
1,502		Weingarten Realty Investors	47,388
99		Western Asset Mortgage Capital Corp	2,301
7,323		Weyerhaeuser Co	229,796
550		Whitestone REIT	8,327
242		Winthrop Realty Trust	3,044

		TOTAL REAL ESTATE	8,349,697

RETAILING - 4.1%
1,152	*	1-800-FLOWERS.COM, Inc (Class A)	5,725
998		Aaron’s, Inc	28,623
1,092		Abercrombie & Fitch Co (Class A)	50,450
934		Advance Auto Parts, Inc	77,195
1,127	*	Aeropostale, Inc	15,327
4,712	*	Amazon.com, Inc	1,255,701
2,498		American Eagle Outfitters, Inc	46,713
122	*	America’s Car-Mart, Inc	5,702
671	*	Ann Taylor Stores Corp	19,472
359	*	Asbury Automotive Group, Inc	13,172
1,563	*	Ascena Retail Group, Inc	28,994
942	*	Audiovox Corp (Class A)	10,089
508	*	Autonation, Inc	22,225
489	*	Autozone, Inc	194,021
477	*,e	Barnes & Noble, Inc	7,847
380		Bebe Stores, Inc	1,585
3,038	*	Bed Bath & Beyond, Inc	195,708
3,415		Best Buy Co, Inc	75,642
334		Big 5 Sporting Goods Corp	5,214
884	*	Big Lots, Inc	31,179
158	*,e	Blue Nile, Inc	5,443
142	*	Body Central Corp	1,335
564	e	Bon-Ton Stores, Inc	7,332
482		Brown Shoe Co, Inc	7,712
408	e	Buckle, Inc	19,033
535	*	Cabela’s, Inc	32,517
60	*,e	CafePress, Inc	361
2,896	*	Carmax, Inc	120,763
525		Cato Corp (Class A)	12,674
2,122		Chico’s FAS, Inc	35,650
335	*	Children’s Place Retail Stores, Inc	15,015

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

243	*	Citi Trends, Inc	$2,486
319	*,e	Conn’s, Inc	11,452
108		Core-Mark Holding Co, Inc	5,541
118		Destination Maternity Corp	2,761
514	*	Destination XL Group, Inc	2,616
1,171		Dick’s Sporting Goods, Inc	55,388
374		Dillard’s, Inc (Class A)	29,378
2,462	*	Dollar General Corp	124,528
2,944	*	Dollar Tree, Inc	142,578
417		DSW, Inc (Class A)	26,605
1,111		Expedia, Inc	66,671
1,135	*	Express Parent LLC	20,214
1,298		Family Dollar Stores, Inc	76,647
681		Finish Line, Inc (Class A)	13,341
140	*	Five Below, Inc	5,305
1,926		Foot Locker, Inc	65,946
443	*,e	Francesca’s Holdings Corp	12,696
480		Fred’s, Inc (Class A)	6,566
1,759	e	GameStop Corp (Class A)	49,199
3,844		Gap, Inc	136,078
311	*	Genesco, Inc	18,688
2,032		Genuine Parts Co	158,496
910		GNC Holdings, Inc	35,745
107	*	Gordmans Stores, Inc	1,253
300	e	Group 1 Automotive, Inc	18,021
511	*,e	Groupon, Inc	3,127
822		Guess?, Inc	20,410
166		Haverty Furniture Cos, Inc	3,413
176	*	HHgregg, Inc	1,945
335	*	Hibbett Sports, Inc	18,850
20,017		Home Depot, Inc	1,396,786
405	*,e	HomeAway, Inc	13,163
450		Hot Topic, Inc	6,246
475		HSN, Inc	26,059
2,054	e	JC Penney Co, Inc	31,036
349	*,e	JOS A Bank Clothiers, Inc	13,925
145	*	Kirkland’s, Inc	1,662
3,089		Kohl’s Corp	142,496
3,064		L Brands, Inc	136,838
7,348	*	Liberty Media Holding Corp (Interactive A)	157,100
490	*	Liberty Ventures	37,034
205		Lithia Motors, Inc (Class A)	9,733
3,744	*	LKQ Corp	81,469
14,619		Lowe’s Companies, Inc	554,352
351	*,e	Lumber Liquidators, Inc	24,647
5,087		Macy’s, Inc	212,840
257	*	MarineMax, Inc	3,493
139	*,e	Mattress Firm Holding Corp	4,801
593		Men’s Wearhouse, Inc	19,818
361	e	Monro Muffler, Inc	14,335
721	*	NetFlix, Inc	136,565
512	*	New York & Co, Inc	2,094
1,992		Nordstrom, Inc	110,018
414		Nutri/System, Inc	3,511
4,794	*,e	Office Depot, Inc	18,840
1,103		OfficeMax, Inc	12,806
482	*,e	Orbitz Worldwide, Inc	2,752
1,516	*	O’Reilly Automotive, Inc	155,466
176	*,e	Overstock.com, Inc	2,168
500		Penske Auto Group, Inc	16,680
614	*	PEP Boys - Manny Moe & Jack	7,239
60	*	Perfumania Holdings, Inc	346
278	e	PetMed Express, Inc	3,729
1,378		Petsmart, Inc	85,574
1,228		Pier 1 Imports, Inc	28,244
646	*	Priceline.com, Inc	444,403

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,485	e	RadioShack Corp	$4,990
793		Rent-A-Center, Inc	29,293
2,876		Ross Stores, Inc	174,343
180	*	Rue21, Inc	5,290
1,535	*,e	Saks, Inc	17,606
2,004	*	Sally Beauty Holdings, Inc	58,878
481	*,e	Sears Holdings Corp	24,036
159	*	Sears Hometown and Outlet Stores, Inc	6,416
717	*	Select Comfort Corp	14,175
326		Shoe Carnival, Inc	6,663
451	*	Shutterfly, Inc	19,921
1,056		Signet Jewelers Ltd	70,752
481		Sonic Automotive, Inc (Class A)	10,659
411		Stage Stores, Inc	10,637
8,866		Staples, Inc	119,070
200		Stein Mart, Inc	1,676
151		Systemax, Inc	1,495
8,581		Target Corp	587,369
1,588	e	Tiffany & Co	110,430
120	*	Tilly’s, Inc	1,526
9,605		TJX Companies, Inc	449,034
898		Tractor Supply Co	93,509
1,132	*	TripAdvisor, Inc	59,453
228	*	Tuesday Morning Corp	1,769
814		Ulta Salon Cosmetics & Fragrance, Inc	66,072
1,468	*	Urban Outfitters, Inc	56,870
150	*	US Auto Parts Network, Inc	180
280	*,e	Vitacost.com, Inc	2,024
425	*	Vitamin Shoppe, Inc	20,761
178	*	West Marine, Inc	2,035
1,045	*	Wet Seal, Inc (Class A)	3,156
524	*	WEX, Inc	41,134
1,141		Williams-Sonoma, Inc	58,784
245	*,e	Zumiez, Inc	5,611

		TOTAL RETAILING	9,538,248

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
504	*	Advanced Energy Industries, Inc	9,223
8,180	*,e	Advanced Micro Devices, Inc	20,859
183	*	Alpha & Omega Semiconductor Ltd	1,625
4,086		Altera Corp	144,930
1,245	*,e	Amkor Technology, Inc	4,980
891	*	Anadigics, Inc	1,782
3,920		Analog Devices, Inc	182,241
16,283		Applied Materials, Inc	219,495
891	*	Applied Micro Circuits Corp	6,611
5,710	*	Atmel Corp	39,742
395	*	ATMI, Inc	8,860
3,099		Avago Technologies Ltd	111,316
6,246	*	Axcelis Technologies, Inc	7,808
1,188	*	AXT, Inc	3,493
6,997		Broadcom Corp (Class A)	242,586
831		Brooks Automation, Inc	8,460
285		Cabot Microelectronics Corp	9,904
664	*	Cavium Networks, Inc	25,770
234	*	Ceva, Inc	3,650
821	*	Cirrus Logic, Inc	18,678
280		Cohu, Inc	2,621
1,474	*	Cree, Inc	80,643
422	*	Cymer, Inc	40,554
2,072	e	Cypress Semiconductor Corp	22,854
395	*	Diodes, Inc	8,287
289	*	DSP Group, Inc	2,332
1,676	*	Entegris, Inc	16,525
903	*	Entropic Communications, Inc	3,675

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

520	*	Exar Corp	$5,460
1,829	*	Fairchild Semiconductor International, Inc	25,862
737	*,e	First Solar, Inc	19,870
593	*	Formfactor, Inc	2,787
537	*	Freescale Semiconductor Holdings Ltd	7,996
234	*	GSI Technology, Inc	1,542
1,568	*,e	GT Solar International, Inc	5,159
459	*	Hittite Microwave Corp	27,797
252	*	Inphi Corp	2,633
1,945	*	Integrated Device Technology, Inc	14,529
306	*	Integrated Silicon Solution, Inc	2,806
65,759		Intel Corp	1,436,834
853	*	International Rectifier Corp	18,041
1,619		Intersil Corp (Class A)	14,101
257		IXYS Corp	2,465
2,125		Kla-Tencor Corp	112,073
800	*	Kopin Corp	2,960
2,229	*	Lam Research Corp	92,414
1,300	*	Lattice Semiconductor Corp	7,085
3,060		Linear Technology Corp	117,412
7,838	*	LSI Logic Corp	53,142
584	*	LTX-Credence Corp	3,527
80	*	MA-COM Technology Solutions	1,286
6,576		Marvell Technology Group Ltd	69,574
740	*	Mattson Technology, Inc	1,021
3,850		Maxim Integrated Products, Inc	125,702
87	*	MaxLinear, Inc	539
2,748	*	MEMC Electronic Materials, Inc	12,091
797		Micrel, Inc	8,376
2,624	e	Microchip Technology, Inc	96,458
12,574	*	Micron Technology, Inc	125,489
1,063	*	Microsemi Corp	24,630
378	*,e	Mindspeed Technologies, Inc	1,259
604		MKS Instruments, Inc	16,429
407		Monolithic Power Systems, Inc	9,919
316	*	MoSys, Inc	1,488
214	*	Nanometrics, Inc	3,088
55	*	NVE Corp	3,103
7,852		Nvidia Corp	100,663
721	*	Omnivision Technologies, Inc	9,935
5,763	*	ON Semiconductor Corp	47,718
268	*	PDF Solutions, Inc	4,293
304	*	Pericom Semiconductor Corp	2,070
666	*	Photronics, Inc	4,449
410	*	PLX Technology, Inc	1,870
2,763	*	PMC - Sierra, Inc	18,761
358		Power Integrations, Inc	15,541
490	*,e	QuickLogic Corp	1,205
1,317	*	Rambus, Inc	7,388
3,137	*	RF Micro Devices, Inc	16,689
149	*,e	Rubicon Technology, Inc	983
351	*	Rudolph Technologies, Inc	4,135
936	*	Semtech Corp	33,125
373	*	Sigma Designs, Inc	1,817
1,131	*	Silicon Image, Inc	5,497
618	*	Silicon Laboratories, Inc	25,560
2,390	*	Skyworks Solutions, Inc	52,652
622	*	Spansion, Inc	8,005
345	*	STR Holdings, Inc	749
1,213	*,e	SunPower Corp	13,998
100		Supertex, Inc	2,221
2,374	*	Teradyne, Inc	38,506
605		Tessera Technologies, Inc	11,344
14,673		Texas Instruments, Inc	520,598
1,986	*	Triquint Semiconductor, Inc	10,029
267	*	Ultra Clean Holdings	1,735

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

283	*	Ultratech, Inc	$11,187
512	*,e	Veeco Instruments, Inc	19,625
288	*	Volterra Semiconductor Corp	4,090
3,371		Xilinx, Inc	128,671

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,851,560

SOFTWARE & SERVICES - 9.1%
552	*	Accelrys, Inc	5,388
8,408		Accenture plc	638,756
503	*	ACI Worldwide, Inc	24,577
490	*,e	Active Network, Inc	2,053
5,714		Activision Blizzard, Inc	83,253
620	*	Actuate Corp	3,720
1,008	*	Acxiom Corp	20,563
6,395	*	Adobe Systems, Inc	278,247
374	*	Advent Software, Inc	10,461
2,323	*	Akamai Technologies, Inc	81,979
640	*,e	Alliance Data Systems Corp	103,610
2,552		Amdocs Ltd	92,510
276		American Software, Inc (Class A)	2,296
456	*	Angie’s List, Inc	9,011
1,184	*	Ansys, Inc	96,401
1,288		AOL, Inc	49,575
1,185	*	Aspen Technology, Inc	38,264
2,934	*	Autodesk, Inc	120,998
6,383		Automatic Data Processing, Inc	415,023
588	*	Bankrate, Inc	7,021
116	*,e	Bazaarvoice, Inc	849
538		Blackbaud, Inc	15,941
367	*	Blucora, Inc	5,681
2,153	*	BMC Software, Inc	99,749
294		Booz Allen Hamilton Holding Co	3,951
421	*	Bottomline Technologies, Inc	12,003
1,693		Broadridge Financial Solutions, Inc	42,054
440	*,e	BroadSoft, Inc	11,647
4,559		CA, Inc	114,750
372	*	CACI International, Inc (Class A)	21,528
3,489	*	Cadence Design Systems, Inc	48,602
370	*,e	Callidus Software, Inc	1,691
531	*	Cardtronics, Inc	14,581
90		Cass Information Systems, Inc	3,784
834	*	Ciber, Inc	3,920
2,423	*	Citrix Systems, Inc	174,844
118	*,m	Clinical Data, Inc	112
4,039	*	Cognizant Technology Solutions Corp (Class A)	309,428
547	*	Commvault Systems, Inc	44,843
1,926		Computer Sciences Corp	94,817
174		Computer Task Group, Inc	3,722
2,948	*	Compuware Corp	36,850
399	*	comScore, Inc	6,695
276	*	Comverse, Inc	7,739
555	*,e	Concur Technologies, Inc	38,106
342	*,e	Constant Contact, Inc	4,439
1,480		Convergys Corp	25,204
431	*	Cornerstone OnDemand, Inc	14,697
350	*	CoStar Group, Inc	38,311
485	*	CSG Systems International, Inc	10,277
485	*	DealerTrack Holdings, Inc	14,249
379	*	Demand Media, Inc	3,271
86	*	Demandware, Inc	2,180
606	*	Dice Holdings, Inc	6,139
453	*	Digital River, Inc	6,405
85		DMRC Corp	1,867
426		DST Systems, Inc	30,361
1,405		Earthlink, Inc	7,615

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

15,029	*	eBay, Inc	$814,872
322	e	Ebix, Inc	5,223
4,129	*	Electronic Arts, Inc	73,083
280	*	Ellie Mae, Inc	6,734
269	*	Envestnet, Inc	4,710
100	*,e	Envivio, Inc	170
405		EPIQ Systems, Inc	5,682
625	*	Equinix, Inc	135,194
589	*	Euronet Worldwide, Inc	15,514
122	*	ExactTarget, Inc	2,839
250	*	ExlService Holdings, Inc	8,220
5,350	*	Facebook, Inc	136,853
614	e	Factset Research Systems, Inc	56,856
602		Fair Isaac Corp	27,505
313	*	FalconStor Software, Inc	839
3,212		Fidelity National Information Services, Inc	127,259
1,356	*	First American Corp	35,066
1,765	*	Fiserv, Inc	155,020
617	*	FleetCor Technologies, Inc	47,305
178		Forrester Research, Inc	5,634
1,660	*	Fortinet, Inc	39,309
1,208	*	Gartner, Inc	65,727
1,564		Genpact Ltd	28,449
299	*,e,m	Gerber Scientific, Inc	0
824	*	Global Cash Access, Inc	5,809
1,079		Global Payments, Inc	53,583
531	*	Glu Mobile, Inc	1,582
3,369	*	Google, Inc (Class A)	2,675,087
200	*	Guidewire Software, Inc	7,688
476		Hackett Group, Inc	2,175
451		Heartland Payment Systems, Inc	14,870
384	*,e	Higher One Holdings, Inc	3,414
1,091		IAC/InterActiveCorp	48,746
384	*	iGate Corp	7,223
160	*	Imperva, Inc	6,160
99	*	Infoblox, Inc	2,148
1,333	*	Informatica Corp	45,949
279	*	Innodata Isogen, Inc	963
144	*	Interactive Intelligence, Inc	6,386
538	*	Internap Network Services Corp	5,030
14,193		International Business Machines Corp	3,027,367
3,877		Intuit, Inc	254,525
660	*	Ipass, Inc	1,307
544	e	j2 Global, Inc	21,330
1,107		Jack Henry & Associates, Inc	51,155
250	*,e	Jive Software, Inc	3,800
168		Keynote Systems, Inc	2,345
298	*	Knot, Inc	2,980
1,154		Lender Processing Services, Inc	29,381
884	*	Limelight Networks, Inc	1,821
851	*	LinkedIn Corp	149,827
704	*	Lionbridge Technologies	2,725
325	*,e	Liquidity Services, Inc	9,688
697	*	Liveperson, Inc	9,465
252	*	LogMeIn, Inc	4,843
187	*,e	magicJack VocalTec Ltd	2,618
311	*	Manhattan Associates, Inc	23,104
292	e	Mantech International Corp (Class A)	7,846
206		Marchex, Inc (Class B)	867
280	*	Market Leader, Inc	2,509
1,417		Mastercard, Inc (Class A)	766,781
130	*,e	Mattersight Corp	558
482		MAXIMUS, Inc	38,546
1,291		Mentor Graphics Corp	23,303
1,140	*	Micros Systems, Inc	51,881
98,142		Microsoft Corp	2,807,843

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

100	*	MicroStrategy, Inc (Class A)	$10,108
140	*,e	Millennial Media, Inc	889
529	*	ModusLink Global Solutions, Inc	1,746
278	*	MoneyGram International, Inc	5,032
443		Monotype Imaging Holdings, Inc	10,521
1,800	*	Monster Worldwide, Inc	9,126
696	*	Move, Inc	8,317
467	*	Netscout Systems, Inc	11,474
397	*	NetSuite, Inc	31,784
874	*	NeuStar, Inc (Class A)	40,667
789		NIC, Inc	15,117
3,067	*	Nuance Communications, Inc	61,892
293	*,e	OpenTable, Inc	18,453
49,840		Oracle Corp	1,611,825
4,276		Paychex, Inc	149,959
162		Pegasystems, Inc	4,549
320	*	Perficient, Inc	3,731
170	*	Pervasive Software, Inc	1,559
240	*	PRG-Schultz International, Inc	1,668
831	*	Progress Software Corp	18,930
80	*	Proofpoint, Inc	1,349
283	*	PROS Holdings, Inc	7,689
1,520	*	PTC, Inc	38,745
43		QAD, Inc (Class A)	552
1,081	*	QLIK Technologies, Inc	27,922
335	*	QuinStreet, Inc	2,000
1,383	*	Rackspace Hosting, Inc	69,814
299		RealNetworks, Inc	2,305
475	*,e	RealPage, Inc	9,837
2,400	*	Red Hat, Inc	121,344
453	*	Responsys, Inc	4,009
127	*	Rosetta Stone, Inc	1,953
1,436	*	Rovi Corp	30,745
286	*	Saba Software, Inc	2,274
3,586		SAIC, Inc	48,590
1,905	*	Salesforce.com, Inc	340,671
170	e	Sapiens International Corp NV	925
1,557		Sapient Corp	18,980
150	*	Sciquest, Inc	3,606
334	*	Seachange International, Inc	3,971
184	*	ServiceNow, Inc	6,661
634	*,e	ServiceSource International LLC	4,482
782	*	SolarWinds, Inc	46,216
1,004		Solera Holdings, Inc	58,563
376	*	Sourcefire, Inc	22,271
150	*,e	Spark Networks, Inc	1,056
197	*	Splunk, Inc	7,886
235	*	SPS Commerce, Inc	10,028
427	*	SS&C Technologies Holdings, Inc	12,802
192	*	Stamps.com, Inc	4,794
513	*	SupportSoft, Inc	2,144
460	*	SYKES Enterprises, Inc	7,342
9,430	*	Symantec Corp	232,732
90	*,e	Synacor, Inc	269
328	*	Synchronoss Technologies, Inc	10,178
1,849	*	Synopsys, Inc	66,342
190		Syntel, Inc	12,829
402	*	TA Indigo Holding Corp	2,557
925	*	Take-Two Interactive Software, Inc	14,939
383	*	Tangoe, Inc	4,745
132	*	TechTarget, Inc	646
205	*	TeleNav, Inc	1,322
455	*	TeleTech Holdings, Inc	9,651
2,163	*	Teradata Corp	126,557
2,110	*	TIBCO Software, Inc	42,664
1,671	*	TiVo, Inc	20,704

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,061		Total System Services, Inc	$51,072
174	*	Travelzoo, Inc	3,718
432	*	Tyler Technologies, Inc	26,464
339	*	Ultimate Software Group, Inc	35,310
586	*	Unisys Corp	13,332
1,056		United Online, Inc	6,368
1,006	*	Unwired Planet, Inc	2,233
1,094	*	Valueclick, Inc	32,328
499	*	Vantiv, Inc	11,846
248	*	Vasco Data Security International	2,093
1,365	*	VeriFone Systems, Inc	28,228
623	*	Verint Systems, Inc	22,771
2,200		VeriSign, Inc	104,016
574	*,e	VirnetX Holding Corp	11,004
156	*	Virtusa Corp	3,707
6,800		Visa, Inc (Class A)	1,154,912
527	*,e	VistaPrint Ltd	20,374
1,149	*	VMware, Inc (Class A)	90,633
202	*	Vocus, Inc	2,858
807	*	WebMD Health Corp (Class A)	19,626
564	*	Websense, Inc	8,460
367	*	Website Pros, Inc	6,268
7,826		Western Union Co	117,703
331	*,e	Workday, Inc	20,400
14,500	*	Yahoo!, Inc	341,185
107	*,e	Yelp, Inc	2,537
743	*	Zix Corp	2,660
1,440	*,e	Zynga, Inc	4,838

		TOTAL SOFTWARE & SERVICES	20,981,851

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
967	*,e	3D Systems Corp	31,176
738	*	Acme Packet, Inc	21,564
806	e	Adtran, Inc	15,838
400	*	Agilysys, Inc	3,976
30	*	Ambient Corp	73
2,157		Amphenol Corp (Class A)	161,020
200	*	Anaren, Inc	3,878
356		Anixter International, Inc	24,892
12,159		Apple, Inc	5,381,938
1,549	*	Arris Group, Inc	26,596
1,424	*	Arrow Electronics, Inc	57,843
1,423	*,e	Aruba Networks, Inc	35,205
80	*	Audience, Inc	1,220
424	*	Avid Technology, Inc	2,658
1,830	*	Avnet, Inc	66,246
583		AVX Corp	6,938
150		Aware, Inc	694
245	*	AX Holding Corp	1,926
258		Badger Meter, Inc	13,808
100		Bel Fuse, Inc (Class B)	1,561
750	*	Benchmark Electronics, Inc	13,515
226		Black Box Corp	4,929
1,360	*,e	Bookham, Inc	1,714
5,865	*	Brocade Communications Systems, Inc	33,841
358	*	CalAmp Corp	3,927
469	*	Calix Networks, Inc	3,822
500	*	Checkpoint Systems, Inc	6,530
1,254	*	Ciena Corp	20,077
69,902		Cisco Systems, Inc	1,461,651
542		Cognex Corp	22,845
306		Coherent, Inc	17,362
330		Comtech Telecommunications Corp	8,012
19,277		Corning, Inc	256,962
347	*	Cray, Inc	8,054

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

409		CTS Corp	$4,270
423		Daktronics, Inc	4,442
185	*	Datalink Corp	2,235
19,104		Dell, Inc	273,760
772		Diebold, Inc	23,407
400	*	Digi International, Inc	3,572
633	e	Dolby Laboratories, Inc (Class A)	21,243
196	*	DTS, Inc	3,259
330	*	Echelon Corp	805
485	*	EchoStar Corp (Class A)	18,900
248		Electro Rent Corp	4,598
300		Electro Scientific Industries, Inc	3,315
630	*	Electronics for Imaging, Inc	15,977
27,224	*	EMC Corp	650,381
1,000	*	Emulex Corp	6,530
1,016	*	Extreme Networks, Inc	3,424
1,009	*	F5 Networks, Inc	89,882
252	*	Fabrinet	3,682
215	*	FARO Technologies, Inc	9,329
451		FEI Co	29,112
1,138	*,e	Finisar Corp	15,010
1,984		Flir Systems, Inc	51,604
1,128	*,e	Fusion-io, Inc	18,465
228	*	Globecomm Systems, Inc	2,738
327	*	GSI Group, Inc	2,789
1,150	*	Harmonic, Inc	6,658
1,483		Harris Corp	68,722
670	*	Harris Stratex Networks, Inc (Class A)	2,258
25,651		Hewlett-Packard Co	611,520
400	*	Imation Corp	1,528
289	*	Immersion Corp	3,393
1,220	*,e	Infinera Corp	8,540
2,058	*	Ingram Micro, Inc (Class A)	40,501
655	*	Insight Enterprises, Inc	13,506
564	e	InterDigital, Inc	26,976
745	*	Intermec, Inc	7,323
278	*	Intevac, Inc	1,312
466	*,e	InvenSense, Inc	4,977
407	e	IPG Photonics Corp	27,029
477	*	Itron, Inc	22,133
534	*	Ixia	11,556
2,392		Jabil Circuit, Inc	44,204
2,820	*	JDS Uniphase Corp	37,703
6,822	*	Juniper Networks, Inc	126,480
1,680	*	Kemet Corp	10,500
130	*	Key Tronic Corp	1,490
172	*	KVH Industries, Inc	2,334
972	e	Lexmark International, Inc (Class A)	25,661
261		Littelfuse, Inc	17,709
124		Loral Space & Communications, Inc	7,673
315	*	Maxwell Technologies, Inc	1,698
187	*	Measurement Specialties, Inc	7,437
375	*	Mercury Computer Systems, Inc	2,764
30		Mesa Laboratories, Inc	1,590
447		Methode Electronics, Inc	5,757
1,677		Molex, Inc	49,103
3,589		Motorola, Inc	229,804
221		MTS Systems Corp	12,851
160	*	Multi-Fineline Electronix, Inc	2,469
1,200		National Instruments Corp	39,300
2,098	*	NCR Corp	57,821
290	*,e	Neonode, Inc	1,673
4,695	*	NetApp, Inc	160,381
454	*	Netgear, Inc	15,214
407	*	Newport Corp	6,886
3,625	*,e	OCZ Technology Group, Inc	6,525

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

252	*	Oplink Communications, Inc	$4,133
252	*	OSI Systems, Inc	15,697
90	*	Palo Alto Networks, Inc	5,094
232		Park Electrochemical Corp	5,879
935	*,e	Parkervision, Inc	3,431
230		PC-Tel, Inc	1,633
554		Plantronics, Inc	24,481
511	*	Plexus Corp	12,422
2,192	*	Polycom, Inc	24,287
851	*,e	Power-One, Inc	3,532
248	*	Procera Networks, Inc	2,949
1,437	*	QLogic Corp	16,669
22,360		Qualcomm, Inc	1,497,002
4,721	*	Quantum Corp	6,043
301	*,e	Rackable Systems, Inc	4,139
187	*	Radisys Corp	920
485	*	RealD, Inc	6,305
181		Richardson Electronics Ltd	2,147
1,950	*	Riverbed Technology, Inc	29,074
383	*	Rofin-Sinar Technologies, Inc	10,375
200	*	Rogers Corp	9,524
3,074	*	SanDisk Corp	169,070
958	*	Sanmina Corp	10,883
321	*	Scansource, Inc	9,059
495	*	ShoreTel, Inc	1,797
3,028	*	Sonus Networks, Inc	7,843
488	*,e	STEC, Inc	2,157
385	*,e	Stratasys Ltd	28,575
258	*	Super Micro Computer, Inc	2,913
396	*	Symmetricom, Inc	1,798
424	*	Synaptics, Inc	17,253
313	*	SYNNEX Corp	11,581
616	*	Tech Data Corp	28,096
4,811		Tellabs, Inc	10,055
210		Telular Corp	2,113
70		Tessco Technologies, Inc	1,515
3,178	*	Trimble Navigation Ltd	95,213
971	*	TTM Technologies, Inc	7,380
166		Ubiquiti Networks, Inc	2,278
527	*,e	Universal Display Corp	15,489
529	*	Viasat, Inc	25,625
1,895	*	Vishay Intertechnology, Inc	25,791
161	*	Vishay Precision Group, Inc	2,365
662	*	Westell Technologies, Inc	1,331
2,882		Western Digital Corp	144,907
17,108		Xerox Corp	147,129
721	*	Zebra Technologies Corp (Class A)	33,981
198	*	Zygo Corp	2,932

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	13,212,844

TELECOMMUNICATION SERVICES - 2.5%
754	*	8x8, Inc	5,165
71,616		AT&T, Inc	2,627,591
105		Atlantic Tele-Network, Inc	5,094
201	*	Boingo Wireless, Inc	1,109
277	*	Cbeyond Communications, Inc	2,058
7,920		CenturyTel, Inc	278,230
3,005	*	Cincinnati Bell, Inc	9,796
6,625	*	Clearwire Corp (Class A)	21,465
706		Cogent Communications Group, Inc	18,638
526		Consolidated Communications Holdings, Inc	9,231
3,883	*	Crown Castle International Corp	270,412
269	*,e	Fairpoint Communications, Inc	2,009
13,108	e	Frontier Communications Corp	52,170
464	*	General Communication, Inc (Class A)	4,255

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

126	*	Hawaiian Telcom Holdco, Inc	$2,907
170		HickoryTech Corp	1,725
164		IDT Corp (Class B)	1,978
380	*	inContact, Inc	3,074
641	*,e	Iridium Communications, Inc	3,859
710	*,e	Leap Wireless International, Inc	4,182
2,242	*	Level 3 Communications, Inc	45,490
181		Lumos Networks Corp	2,440
3,750	*	MetroPCS Communications, Inc	40,875
391		Neutral Tandem, Inc	1,279
2,115	*,e	NII Holdings, Inc (Class B)	9,158
181		NTELOS Holdings Corp	2,319
430	*	Orbcomm, Inc	2,240
762	*	Premiere Global Services, Inc	8,374
153		Primus Telecommunications Group, Inc	1,691
1,628	*	SBA Communications Corp (Class A)	117,249
364		Shenandoah Telecom Co	5,544
38,066	*	Sprint Nextel Corp	236,390
1,221		Telephone & Data Systems, Inc	25,726
420	*,e	Towerstream Corp	937
1,990	*	tw telecom inc (Class A)	50,128
200	*	US Cellular Corp	7,200
250		USA Mobility, Inc	3,317
36,967		Verizon Communications, Inc	1,816,928
1,236	*	Vonage Holdings Corp	3,572
7,924	e	Windstream Corp	62,996

		TOTAL TELECOMMUNICATION SERVICES	5,768,801

TRANSPORTATION - 1.9%
776	*	Air Transport Services Group, Inc	4,524
1,022	*	Alaska Air Group, Inc	65,367
259		Allegiant Travel Co	22,994
100		Amerco, Inc	17,354
300		Arkansas Best Corp	3,504
331	*	Atlas Air Worldwide Holdings, Inc	13,492
1,259	*	Avis Budget Group, Inc	35,038
250	*	Celadon Group, Inc	5,215
2,041		CH Robinson Worldwide, Inc	121,358
795		Con-Way, Inc	27,992
448		Copa Holdings S.A. (Class A)	53,585
13,852		CSX Corp	341,175
10,863	*	Delta Air Lines, Inc	179,348
134	*	Echo Global Logistics, Inc	2,964
2,817		Expeditors International of Washington, Inc	100,595
4,164		FedEx Corp	408,905
548		Forward Air Corp	20,435
2,210	*,e	Genco Shipping & Trading Ltd	6,365
552	*	Genesee & Wyoming, Inc (Class A)	51,397
633	*	Hawaiian Holdings, Inc	3,646
666		Heartland Express, Inc	8,884
3,035	*	Hertz Global Holdings, Inc	67,559
500	*	Hub Group, Inc (Class A)	19,230
64		International Shipholding Corp	1,165
1,134		J.B. Hunt Transport Services, Inc	84,460
2,933	*,e	JetBlue Airways Corp	20,238
1,469		Kansas City Southern Industries, Inc	162,912
708	*	Kirby Corp	54,374
691		Knight Transportation, Inc	11,125
644		Landstar System, Inc	36,766
384		Marten Transport Ltd	7,730
519		Matson, Inc	12,767
4,137		Norfolk Southern Corp	318,880
1,056	*	Old Dominion Freight Line	40,339
443	*	Pacer International, Inc	2,228
96	*	Park-Ohio Holdings Corp	3,181

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

48	*	Patriot Transportation Holding, Inc	$1,335
772	*	Quality Distribution, Inc	6,493
220	*,e	Rand Logistics, Inc	1,348
421	*	Republic Airways Holdings, Inc	4,858
125	*	Roadrunner Transportation Services Holdings, Inc	2,875
655		Ryder System, Inc	39,136
133	*	Saia, Inc	4,811
692		Skywest, Inc	11,107
9,945		Southwest Airlines Co	134,059
538	*	Spirit Airlines, Inc	13,644
985	*	Swift Transportation Co, Inc	13,967
4,194	*	UAL Corp	134,250
6,225		Union Pacific Corp	886,502
9,461		United Parcel Service, Inc (Class B)	812,700
68		Universal Truckload Services, Inc	1,586
2,521	*,e	US Airways Group, Inc	42,781
1,203		UTI Worldwide, Inc	17,419
511		Werner Enterprises, Inc	12,336
239	*	Wesco Aircraft Holdings, Inc	3,518
220	*,e	XPO Logistics, Inc	3,705

		TOTAL TRANSPORTATION	4,485,521

UTILITIES - 3.5%
8,727		AES Corp	109,698
1,553		AGL Resources, Inc	65,148
597		Allete, Inc	29,265
1,411		Alliant Energy Corp	70,804
2,990		Ameren Corp	104,710
310	*,e	American DG Energy, Inc	651
6,169		American Electric Power Co, Inc	299,998
335		American States Water Co	19,286
2,339		American Water Works Co, Inc	96,928
1,767		Aqua America, Inc	55,554
77		Artesian Resources Corp	1,730
1,866	e	Atlantic Power Corp	9,199
1,110		Atmos Energy Corp	47,386
749		Avista Corp	20,523
557		Black Hills Corp	24,530
130	*	Cadiz, Inc	879
468		California Water Service Group	9,313
5,138	*	Calpine Corp	105,843
5,394		Centerpoint Energy, Inc	129,240
250		CH Energy Group, Inc	16,348
107		Chesapeake Utilities Corp	5,248
757		Cleco Corp	35,602
3,237		CMS Energy Corp	90,442
98		Connecticut Water Service, Inc	2,865
3,719		Consolidated Edison, Inc	226,971
160		Consolidated Water Co, Inc	1,584
90		Delta Natural Gas Co, Inc	1,967
7,487		Dominion Resources, Inc	435,594
2,106		DTE Energy Co	143,924
9,252		Duke Energy Corp	671,603
4,138		Edison International	208,224
600		El Paso Electric Co	20,190
648		Empire District Electric Co	14,515
2,251		Entergy Corp	142,353
11,372		Exelon Corp	392,107
5,213		FirstEnergy Corp	219,989
164		Genie Energy Ltd	1,519
1,857		Great Plains Energy, Inc	43,064
1,196	e	Hawaiian Electric Industries, Inc	33,141
750		Idacorp, Inc	36,203
972		Integrys Energy Group, Inc	56,532
695		ITC Holdings Corp	62,036

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

400	e	Laclede Group, Inc	$17,080
2,402		MDU Resources Group, Inc	60,026
419		MGE Energy, Inc	23,229
155		Middlesex Water Co	3,026
960		National Fuel Gas Co	58,896
646		New Jersey Resources Corp	28,973
5,534		NextEra Energy, Inc	429,881
4,022		NiSource, Inc	118,005
4,073		Northeast Utilities	177,013
333		Northwest Natural Gas Co	14,592
435		NorthWestern Corp	17,339
4,112		NRG Energy, Inc	108,927
2,932		NV Energy, Inc	58,728
1,291		OGE Energy Corp	90,344
2,664		Oneok, Inc	126,993
240	e	Ormat Technologies, Inc	4,956
540		Otter Tail Corp	16,816
3,101		Pepco Holdings, Inc	66,361
5,405		PG&E Corp	240,685
965		Piedmont Natural Gas Co, Inc	31,729
1,446		Pinnacle West Capital Corp	83,709
1,049		PNM Resources, Inc	24,431
1,142		Portland General Electric Co	34,637
7,253		PPL Corp	227,091
6,478		Public Service Enterprise Group, Inc	222,455
2,262		Questar Corp	55,034
1,500		SCANA Corp	76,740
3,061		Sempra Energy	244,696
138		SJW Corp	3,657
487		South Jersey Industries, Inc	27,072
11,461		Southern Co	537,750
587		Southwest Gas Corp	27,859
2,675		TECO Energy, Inc	47,668
1,412		UGI Corp	54,207
895		UIL Holdings Corp	35,433
126		Unitil Corp	3,544
511		UNS Energy Corp	25,008
980		Vectren Corp	34,712
1,603		Westar Energy, Inc	53,188
691		WGL Holdings, Inc	30,473
2,979		Wisconsin Energy Corp	127,769
6,137		Xcel Energy, Inc	182,269
142		York Water Co	2,670

		TOTAL UTILITIES	7,918,377

		TOTAL COMMON STOCKS (Cost $170,092,217)	226,360,437

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
178	e	Magnum Hunter Resources Corp	23

		TOTAL ENERGY	23

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
955		Allos Therapeutics, Inc	19

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	19

		TOTAL RIGHTS / WARRANTS (Cost $0)	42

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 2.8%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.8%
6,337,089	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$6,337,089

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	6,337,089

		TOTAL SHORT-TERM INVESTMENTS (Cost $6,337,089)	6,337,089

		TOTAL INVESTMENTS - 101.4% (Cost $176,429,306)	232,697,568
		OTHER ASSETS & LIABILITIES, NET - (1.4)%	(3,123,136)

		NET ASSETS - 100.0%	$229,574,432

Abbreviation(s):

REIT Real Estate Investment Trust

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,182,664.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

CHINA - 1.5%
361,500	e	Anhui Conch Cement Co Ltd	$1,205,272

		TOTAL CHINA	1,205,272

FRANCE - 9.9%
4,128		Atos Origin S.A.	284,452
56,645		BNP Paribas	2,912,549
23,915		Compagnie Generale d’Optique Essilor International S.A.	2,661,172
5,000		Nexity	172,296
17,036		Renault S.A.	1,068,799
1,988		Technip S.A.	203,909
9,289		Vinci S.A.	419,285

		TOTAL FRANCE	7,722,462

GERMANY - 18.5%
46,896		Bayer AG.	4,846,514
10,363		Continental AG.	1,242,112
46,716		Deutsche Post AG.	1,078,101
34,882	*,m	Evonik Industries AG.	1,356,161
25,263		Henkel KGaA (Preference)	2,433,865
29,166		Lanxess AG.	2,073,321
9,417		Merck KGaA	1,422,372

		TOTAL GERMANY	14,452,446

HONG KONG - 3.1%
207,400		AIA Group Ltd	911,881
194,000		Hang Lung Properties Ltd	726,308
44,400	e	Hong Kong Exchanges and Clearing Ltd	758,699

		TOTAL HONG KONG	2,396,888

INDIA - 2.1%
129,848		HDFC Bank Ltd	1,496,382
40,929		Mahindra & Mahindra Financial Services Ltd	147,307

		TOTAL INDIA	1,643,689

INDONESIA - 1.0%
1,013,000		PT Indofood Sukses Makmur Tbk	777,707

		TOTAL INDONESIA	777,707

ITALY - 1.9%
354,150	*	UniCredit S.p.A	1,520,168

		TOTAL ITALY	1,520,168

JAPAN - 8.0%
55,200	e	Asics Corp	912,708
1,700	e	Daikin Industries Ltd	66,903
6,822	e	Denso Corp	289,856
550		Fanuc Ltd	84,684
1,500	e	Fast Retailing Co Ltd	479,681
122,000		Hitachi Ltd	712,238
1,103	e	Kao Corp	35,673
980	e	Komatsu Ltd	23,439
993		Mitsubishi Corp	18,702

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

8,016	e	Mitsubishi Electric Corp	$65,210
11,000		Mitsubishi Heavy Industries Ltd	63,640
30,253	e	Mitsubishi UFJ Financial Group, Inc	182,524
5,000	e	Mitsui Trust Holdings, Inc	23,809
550	e	Nitto Denko Corp	33,117
1,050	e	NOK Corp	15,190
1,553	e	Nomura Holdings, Inc	9,656
56,225	*,e	Olympus Corp	1,334,162
16,550	e	Shin-Etsu Chemical Co Ltd	1,097,640
950	e	Sony Corp	16,531
1,850	e	Sumitomo Corp	23,399
2,200	e	Sumitomo Metal Mining Co Ltd	31,274
2,000		Suruga Bank Ltd	32,139
12,800	e	Toyota Motor Corp	660,042
1,600	e	United Arrows Ltd	54,762

		TOTAL JAPAN	6,266,979

NETHERLANDS - 0.6%
7,347		Akzo Nobel NV	466,801
375		Royal Dutch Shell plc (A Shares)	12,159

		TOTAL NETHERLANDS	478,960

SWEDEN - 6.7%
23,451		Assa Abloy AB (Class B)	958,694
145,947		SKF AB (B Shares)	3,566,227
53,988		Trelleborg AB (B Shares)	743,199

		TOTAL SWEDEN	5,268,120

SWITZERLAND - 17.7%
69,066		Adecco S.A.	3,788,145
3,463		Burckhardt Compression Holding AG.	1,298,189
197,717		Clariant AG.	2,756,639
1,563	e	Credit Suisse Group	41,108
112		Givaudan S.A.	137,686
41,817		Holcim Ltd	3,340,174
14,074		Novartis AG.	1,003,081
6,761		Swatch Group AG. Reg	687,461
54,613		UBS AG. (Switzerland)	839,795

		TOTAL SWITZERLAND	13,892,278

UNITED KINGDOM - 27.8%
4,741	*	Afren plc	10,247
49,308		Barclays plc	219,384
7,501		BG Group plc	129,078
70,862		British Sky Broadcasting plc	952,447
77,178		Carnival plc	2,698,161
120,129		Drax Group plc	1,119,192
226,841		Filtrona plc	2,515,150
3,025,595	*	Lloyds TSB Group plc	2,254,422
977,563		Man Group plc	1,329,327
31,143		Reckitt Benckiser Group plc	2,235,991
165,777		Reed Elsevier plc	1,972,347
343,736		Tate & Lyle plc	4,441,468
77,875		Travis Perkins plc	1,724,399
5,052		Whitbread plc	197,599

		TOTAL UNITED KINGDOM	21,799,212

UNITED STATES - 0.5%
6,915		iShares MSCI EAFE Index Fund	407,847

		TOTAL UNITED STATES	407,847

		TOTAL COMMON STOCKS (Cost $71,622,741)	77,832,028

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 5.8%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.8%
4,508,879	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$4,508,879

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	4,508,879

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,508,879)	4,508,879

		TOTAL INVESTMENTS - 105.1% (Cost $76,131,620)	82,340,907
		OTHER ASSETS & LIABILITIES, NET - (5.1)%	(4,028,360)

		NET ASSETS - 100.0%	$78,312,547

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,318,572.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

March 31, 2013

SECTOR	VALUE	% OF NET ASSETS
MATERIALS	$15,013,235	19.1%
INDUSTRIALS	13,922,216	17.8
FINANCIALS	13,813,305	17.6
CONSUMER DISCRETIONARY	11,419,992	14.6
HEALTH CARE	11,267,301	14.4
CONSUMER STAPLES	9,924,704	12.7
UTILITIES	1,119,192	1.4
INFORMATION TECHNOLOGY	996,690	1.3
ENERGY	355,393	0.5
SHORT - TERM INVESTMENTS	4,508,879	5.7
OTHER ASSETS & LIABILITIES, NET	(4,028,360)	(5.1)

NET ASSETS	$78,312,547	100.0%

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.2%
CAPITAL GOODS - 0.0%
$100,000	h,i	Apex Tool Group LLC	4.500%	02/01/20	$101,278

		TOTAL CAPITAL GOODS			101,278

CONSUMER SERVICES - 0.1%
225,000	i	ARAMARK Corp	3.500	09/07/19	226,967

		TOTAL CONSUMER SERVICES			226,967

MEDIA - 0.1%
199,500	i	Windstream Corp	4.000	01/23/20	201,371

		TOTAL MEDIA			201,371

		TOTAL BANK LOAN OBLIGATIONS			529,616

		(Cost $522,882)
BONDS - 96.6%
CORPORATE BONDS - 42.7%
AUTOMOBILES & COMPONENTS - 0.4%
800,000		Ford Motor Co	4.750	01/15/43	744,562

		TOTAL AUTOMOBILES & COMPONENTS			744,562

BANKS - 5.1%
100,000	g	Abbey National Treasury Services plc	3.875	11/10/14	103,672
150,000	g	Akbank TAS	3.875	10/24/17	152,813
200,000	g	Banco de Credito del Peru	5.375	09/16/20	218,000
200,000	g	Banco de Credito e Inversiones	4.000	02/11/23	197,920
150,000	g	Banco del Estado de Chile	3.875	02/08/22	157,637
200,000		Banco do Brasil S.A.	3.875	10/10/22	193,500
200,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	4.125	11/09/22	201,000
110,000		Bancolombia S.A.	5.950	06/03/21	123,750
125,000		Bancolombia S.A.	5.125	09/11/22	125,625
200,000	g	Bank of India	3.625	09/21/18	200,748
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	155,692
120,000	g	BBVA Banco Continental S.A.	5.000	08/26/22	126,300
250,000		BDO Unibank, Inc	4.500	02/16/17	257,650
400,000	g	Caixa Economica Federal	2.375	11/06/17	388,600
60,000		Capital One Bank USA NA	3.375	02/15/23	59,412
67,000		Citigroup, Inc	6.000	12/13/13	69,417
50,000		Citigroup, Inc	5.000	09/15/14	52,502
100,000		Citigroup, Inc	2.250	08/07/15	102,359
175,000		Citigroup, Inc	4.050	07/30/22	180,779
304,000		Citigroup, Inc	3.375	03/01/23	306,442
350,000		Citigroup, Inc	5.875	01/30/42	418,300
100,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	100,684
100,000		Deutsche Bank AG	3.875	08/18/14	104,131
75,000	g	HSBC Bank plc	3.100	05/24/16	79,753
150,000	g	HSBC Bank plc	4.125	08/12/20	164,920
150,000		HSBC Holdings plc	4.000	03/30/22	161,389
225,000		HSBC USA, Inc	2.375	02/13/15	231,507
150,000		HSBC USA, Inc	1.625	01/16/18	149,860
250,000	g	Hutchison Whampoa International 12 II Ltd	2.000	11/08/17	252,029
225,000	g	ICICI Bank Ltd	4.700	02/21/18	237,481
60,000		JPMorgan Chase & Co	5.125	09/15/14	63,647
350,000		JPMorgan Chase & Co	1.100	10/15/15	350,497
135,000		JPMorgan Chase & Co	3.150	07/05/16	143,138
200,000	g	PKO Finance AB	4.630	09/26/22	207,202
50,000		PNC Bank NA	2.700	11/01/22	48,559
250,000		PNC Bank NA	2.950	01/30/23	248,536
100,000		PNC Funding Corp	5.125	02/08/20	117,047

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$140,000	g,i	Rabobank Nederland NV	11.000%	12/30/49	$187,250
500,000		Royal Bank of Canada	1.200	09/19/17	501,627
200,000	g	State Bank of India	4.125	08/01/17	208,607
100,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	104,797
50,000		Toronto-Dominion Bank	2.500	07/14/16	52,408
200,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	196,500
200,000	g	Turkiye Is Bankasi	6.000	10/24/22	208,500
150,000		Union Bank NA	2.125	06/16/17	154,391
150,000		Union Bank of California NA	5.950	05/11/16	169,669
125,000		UnionBanCal Corp	3.500	06/18/22	129,594
200,000		US Bancorp	1.650	05/15/17	203,811
125,000		US Bancorp	2.950	07/15/22	124,403
100,000		Wachovia Bank NA	5.850	02/01/37	120,930
350,000		Wells Fargo & Co	1.500	07/01/15	355,783
200,000		Wells Fargo & Co	1.500	01/16/18	199,584
100,000		Wells Fargo & Co	3.500	03/08/22	105,100
50,000		Westpac Banking Corp	3.000	08/04/15	52,510

		TOTAL BANKS			9,527,962

CAPITAL GOODS - 1.0%
200,000		Caterpillar, Inc	1.375	05/27/14	202,244
250,000		Caterpillar, Inc	1.500	06/26/17	253,757
155,000	g	Crown Americas LLC	4.500	01/15/23	150,350
100,000	g	Myriad International Holding BV	6.375	07/28/17	112,630
150,000		Seagate HDD Cayman	7.000	11/01/21	162,750
111,000	g	Sealed Air Corp	8.125	09/15/19	125,569
111,000	g	Sealed Air Corp	8.375	09/15/21	127,095
70,000	g	Sealed Air Corp	5.250	04/01/23	70,263
120,000		SPX Corp	6.875	09/01/17	133,500
200,000	g	Turlock Corp	1.500	11/02/17	200,574
100,000	g	Turlock Corp	4.000	11/02/32	99,863
125,000		United Technologies Corp	1.800	06/01/17	128,936
50,000		United Technologies Corp	4.500	06/01/42	53,293

		TOTAL CAPITAL GOODS			1,820,824

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
250,000		eBay, Inc	0.700	07/15/15	251,156
375,000		eBay, Inc	1.350	07/15/17	379,147
75,000		Republic Services, Inc	3.800	05/15/18	82,473
250,000		Republic Services, Inc	3.550	06/01/22	261,364
40,000		Republic Services, Inc	6.200	03/01/40	49,461
250,000	g	Standard Chartered plc	3.950	01/11/23	248,985
250,000		Waste Management, Inc	2.600	09/01/16	262,056

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,534,642

CONSUMER DURABLES & APPAREL - 0.6%
275,000		DR Horton, Inc	4.750	05/15/17	291,844
130,000		Hanesbrands, Inc	6.375	12/15/20	141,537
100,000		Mohawk Industries, Inc	3.850	02/01/23	101,660
100,000		Phillips-Van Heusen Corp	7.375	05/15/20	111,500
400,000		PVH Corp	4.500	12/15/22	394,000
100,000		Whirlpool Corp	3.700	03/01/23	101,921

		TOTAL CONSUMER DURABLES & APPAREL			1,142,462

CONSUMER SERVICES - 0.9%
100,000		Ameristar Casinos, Inc	7.500	04/15/21	109,625
100,000	g	ARAMARK Corp	5.750	03/15/20	102,250
150,000		DineEquity, Inc	9.500	10/30/18	171,000
150,000		GlaxoSmithKline Capital plc	1.500	05/08/17	152,548
150,000	g	SABMiller Holdings, Inc	3.750	01/15/22	160,552
100,000	g	SABMiller Holdings, Inc	4.950	01/15/42	110,315
200,000	g	Transnet Ltd	4.500	02/10/16	210,092
200,000	g	Transnet SOC Ltd	4.000	07/26/22	191,500
100,000		Walt Disney Co	4.500	12/15/13	102,945
100,000		Walt Disney Co	0.450	12/01/15	99,905
200,000		Walt Disney Co	1.125	02/15/17	200,150

		TOTAL CONSUMER SERVICES			1,610,882

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

DIVERSIFIED FINANCIALS - 5.7%
$ 40,000		Abbey National Treasury Services plc	4.000%	04/27/16	$42,535
150,000	g	Ajecorp BV	6.500	05/14/22	161,700
250,000		American Express Centurion Bank	0.875	11/13/15	249,993
125,000		American Express Centurion Bank	6.000	09/13/17	149,245
225,000		American Express Credit Corp	1.750	06/12/15	229,901
50,000		American Express Credit Corp	2.800	09/19/16	52,942
100,000	g	Bangkok Bank PCL	4.800	10/18/20	110,863
220,000	g	Bangkok Bank PCL	3.875	09/27/22	225,197
200,000		Bank of America Corp	5.300	03/15/17	224,096
75,000		Bank of America Corp	5.750	12/01/17	86,749
500,000		Bank of America Corp	2.000	01/11/18	497,621
150,000		Bank of America Corp	5.875	02/07/42	178,205
525,000		Bank of New York Mellon Corp	2.300	07/28/16	549,967
50,000		Bank of New York Mellon Corp	5.450	05/15/19	60,444
150,000	g	BBVA Bancomer S.A.	4.500	03/10/16	159,375
175,000	g	BBVA Bancomer S.A.	6.750	09/30/22	199,937
50,000		BlackRock, Inc	3.500	12/10/14	52,510
150,000		BlackRock, Inc	4.250	05/24/21	168,649
100,000		BlackRock, Inc	3.375	06/01/22	105,452
50,000		Capital One Financial Corp	3.150	07/15/16	53,089
400,000		Capital One Financial Corp	4.750	07/15/21	451,331
75,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	79,114
150,000		Credit Suisse	5.000	05/15/13	150,874
100,000		Credit Suisse	5.500	05/01/14	105,204
65,000		Ford Motor Credit Co LLC	4.250	02/03/17	69,562
250,000		Ford Motor Credit Co LLC	3.000	06/12/17	256,395
35,000		Ford Motor Credit Co LLC	6.625	08/15/17	40,818
275,000		Ford Motor Credit Co LLC	2.375	01/16/18	273,391
200,000		General Electric Capital Corp	1.875	09/16/13	201,263
750,000		General Electric Capital Corp	3.100	01/09/23	742,547
150,000		Goldman Sachs Group, Inc	3.300	05/03/15	156,379
675,000		Goldman Sachs Group, Inc	2.375	01/22/18	684,202
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	28,015
50,000		Goldman Sachs Group, Inc	6.250	02/01/41	59,418
165,000		HSBC Finance Corp	4.750	07/15/13	166,978
100,000	g	Hyundai Capital America, Inc	3.750	04/06/16	106,061
200,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	212,827
35,000	g	International Lease Finance Corp	6.500	09/01/14	37,275
130,000		International Lease Finance Corp	5.750	05/15/16	140,400
100,000		International Lease Finance Corp	3.875	04/15/18	99,750
150,000		International Lease Finance Corp	5.875	08/15/22	161,672
50,000		Jefferies Group, Inc	6.250	01/15/36	52,125
200,000		John Deere Capital Corp	2.250	06/07/16	208,734
450,000		John Deere Capital Corp	2.750	03/15/22	457,194
200,000		Merrill Lynch & Co, Inc	6.400	08/28/17	234,738
325,000		Morgan Stanley	1.750	02/25/16	327,531
250,000		Morgan Stanley	6.375	07/24/42	300,363
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	72,971
175,000		Northern Trust Corp	4.625	05/01/14	183,009
100,000	g	Reliance Holdings USA	4.500	10/19/20	104,827
200,000		Sberbank of Russia Via SB Capital S.A.	5.180	06/28/19	213,760
75,000		State Street Corp	4.300	05/30/14	78,380
100,000		Toyota Motor Credit Corp	2.050	01/12/17	103,446
250,000	g	UBS AG.	1.875	01/23/15	255,715
50,000		Unilever Capital Corp	4.800	02/15/19	58,775
50,000		Unilever Capital Corp	4.250	02/10/21	57,125
75,000	g	Waha Aerospace BV	3.925	07/28/20	79,969

		TOTAL DIVERSIFIED FINANCIALS			10,570,608

ENERGY - 5.5%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	57,555
30,000		Anadarko Petroleum Corp	6.950	06/15/19	37,769
100,000		Apache Corp	1.750	04/15/17	101,743
205,000		Apache Corp	4.750	04/15/43	209,602

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$375,000	g	Ashland, Inc	3.875%	04/15/18	$379,688
310,000		BP Capital Markets plc	3.200	03/11/16	330,223
300,000		BP Capital Markets plc	1.846	05/05/17	307,528
250,000		Chevron Corp	2.355	12/05/22	248,196
155,000		Cimarex Energy Co	5.875	05/01/22	166,237
100,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	107,000
200,000	g	CNOOC Finance 2012 Ltd	3.875	05/02/22	210,739
125,000		ConocoPhillips	4.600	01/15/15	133,910
100,000		ConocoPhillips	6.500	02/01/39	133,722
105,000		Continental Resources, Inc	5.000	09/15/22	111,562
175,000		Devon Energy Corp	1.875	05/15/17	176,701
150,000		Devon Energy Corp	3.250	05/15/22	150,241
50,000		Devon Energy Corp	5.600	07/15/41	54,634
50,000		Devon Energy Corp	4.750	05/15/42	48,841
75,630		Dolphin Energy Ltd	5.888	06/15/19	85,840
200,000	g	Dolphin Energy Ltd	5.500	12/15/21	231,250
162,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	167,116
25,000		Enbridge Energy Partners LP	5.200	03/15/20	28,178
25,000		Enterprise Products Operating LLC	5.000	03/01/15	26,940
250,000		Enterprise Products Operating LLC	4.450	02/15/43	240,398
75,000		EOG Resources, Inc	2.625	03/15/23	74,066
200,000	g	Gazprom Neft OAO	4.375	09/19/22	197,250
200,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	200,000
75,000		Hess Corp	5.600	02/15/41	80,541
350,000	g	Indo Energy Finance II BV	6.375	01/24/23	359,625
50,000		Marathon Petroleum Corp	3.500	03/01/16	53,422
50,000		Newfield Exploration Co	5.625	07/01/24	51,625
25,000		Noble Holding International Ltd	3.450	08/01/15	26,184
75,000		Noble Holding International Ltd	4.900	08/01/20	83,168
200,000	g	Novatek OAO via Novatek Finance Ltd	4.422	12/13/22	198,250
75,000		Occidental Petroleum Corp	1.500	02/15/18	75,885
100,000		Occidental Petroleum Corp	4.100	02/01/21	113,369
110,000		Pemex Project Funding Master Trust	6.625	06/15/35	131,725
200,000	g	Pertamina Persero PT	6.000	05/03/42	204,000
200,000	g	Pertamina PT	5.250	05/23/21	214,000
100,000		Petrobras International Finance Co	3.875	01/27/16	104,649
175,000		Petrobras International Finance Co	3.500	02/06/17	180,686
60,000		Petrobras International Finance Co	7.875	03/15/19	72,999
59,000		Petrobras International Finance Co	6.875	01/20/40	67,477
50,000		Petroleos Mexicanos	4.875	03/15/15	53,500
20,000		Petroleos Mexicanos	8.000	05/03/19	25,600
90,000		Petroleos Mexicanos	5.500	01/21/21	103,275
155,000		Petroleos Mexicanos	4.875	01/24/22	171,662
200,000	g	Petroleos Mexicanos	3.500	01/30/23	199,500
110,000		Petroleos Mexicanos	6.500	06/02/41	129,525
125,000		Petroleos Mexicanos	5.500	06/27/44	128,938
100,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	130,750
100,000		Phillips 66	1.950	03/05/15	102,197
100,000		Phillips 66	4.300	04/01/22	109,776
45,000		Precision Drilling Corp	6.500	12/15/21	48,037
200,000	g	PTT PCL	3.375	10/25/22	198,800
200,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	230,092
32,000		Questar Market Resources, Inc	6.875	03/01/21	36,400
200,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	198,250
125,000	g	Schlumberger Investment S.A.	2.400	08/01/22	123,256
75,000		Shell International Finance BV	4.300	09/22/19	86,873
25,000		Shell International Finance BV	6.375	12/15/38	34,528
200,000	g	Sibur Securities Ltd	3.914	01/31/18	196,500
500,000		Southwestern Energy Co	7.500	02/01/18	614,156
25,000		Statoil ASA	2.900	10/15/14	25,940
100,000		Statoil ASA	1.200	01/17/18	100,348
200,000		Statoil ASA	2.450	01/17/23	196,748
100,000		Total Capital Canada Ltd	1.450	01/15/18	100,902
150,000		Total Capital International S.A.	1.500	02/17/17	152,583
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	121,142

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$185,000		Vale Overseas Ltd	4.375%	01/11/22	$189,819
25,000		Vale Overseas Ltd	6.875	11/21/36	28,396
50,000		Valero Energy Corp	4.500	02/01/15	53,259
100,000		XTO Energy, Inc	6.250	04/15/13	100,188
50,000		XTO Energy, Inc	4.625	06/15/13	50,397

		TOTAL ENERGY			10,275,871

FOOD & STAPLES RETAILING - 0.4%
50,000		CVS Caremark Corp	3.250	05/18/15	52,646
202,000		CVS Caremark Corp	5.750	06/01/17	238,877
460,000		CVS Caremark Corp	4.125	05/15/21	512,127

		TOTAL FOOD & STAPLES RETAILING			803,650

FOOD, BEVERAGE & TOBACCO - 1.5%
400,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	381,000
300,000		Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	296,566
200,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	211,948
200,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	201,665
125,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	122,866
100,000		Coca-Cola Co	0.750	03/13/15	100,510
50,000		Coca-Cola Co	1.800	09/01/16	51,689
100,000		ConAgra Foods, Inc	1.300	01/25/16	100,790
55,000		General Mills, Inc	5.200	03/17/15	59,747
300,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	325,192
100,000	g	Heineken NV	4.000	10/01/42	94,852
100,000		HJ Heinz Co	1.500	03/01/17	100,950
100,000	g	HJ Heinz Finance Co	7.125	08/01/39	111,375
25,000		Kraft Foods, Inc	6.125	02/01/18	29,984
50,000		Kraft Foods, Inc	5.375	02/10/20	59,489
135,000		Kraft Foods, Inc	6.500	02/09/40	175,308
5,000		PepsiCo, Inc	7.900	11/01/18	6,657
32,000	g	Pernod-Ricard S.A.	5.750	04/07/21	38,027
100,000		Philip Morris International, Inc	6.875	03/17/14	106,243
100,000		TreeHouse Foods, Inc	7.750	03/01/18	108,375

		TOTAL FOOD, BEVERAGE & TOBACCO			2,683,233

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
50,000		Becton Dickinson and Co	1.750	11/08/16	51,350
50,000		Cardinal Health, Inc	3.200	03/15/23	49,749
100,000		Covidien International Finance S.A.	1.350	05/29/15	101,440
100,000		Covidien International Finance S.A.	3.200	06/15/22	104,304
500,000		Express Scripts Holding Co	2.100	02/12/15	510,788
100,000		Express Scripts Holding Co	3.900	02/15/22	107,289
130,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	143,325
40,000		HCA, Inc	6.500	02/15/20	45,125
150,000		HCA, Inc	5.875	03/15/22	161,625
100,000		McKesson Corp	0.950	12/04/15	100,274
44,000		McKesson Corp	3.250	03/01/16	47,156
95,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	100,688
75,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	77,656

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,600,769

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
75,000		Clorox Co	3.800	11/15/21	80,651
50,000		Colgate-Palmolive Co	2.300	05/03/22	49,963
125,000		Ecolab, Inc	1.450	12/08/17	124,129

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			254,743

INSURANCE - 2.1%
50,000		ACE INA Holdings, Inc	5.875	06/15/14	53,132
125,000		Aetna, Inc	1.500	11/15/17	125,300
75,000		Allstate Corp	7.450	05/16/19	98,608
150,000		American International Group, Inc	3.650	01/15/14	153,498
150,000		Berkshire Hathaway, Inc	1.900	01/31/17	154,739

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000	g,i	Caelus Re Ltd	5.316%	03/07/16	$249,800
100,000		Chubb Corp	6.000	05/11/37	128,191
20,000		CIGNA Corp	5.125	06/15/20	23,070
100,000		CIGNA Corp	4.500	03/15/21	111,821
75,000		Hartford Financial Services Group, Inc	4.000	03/30/15	79,264
100,000		Hartford Financial Services Group, Inc	4.000	10/15/17	110,754
25,000		Lincoln National Corp	7.000	06/15/40	32,932
50,000	g	MetLife Institutional Funding II	1.625	04/02/15	50,820
100,000		Metlife, Inc	6.750	06/01/16	117,559
100,000		Principal Financial Group, Inc	1.850	11/15/17	101,041
100,000	g	Principal Life Global Funding I	5.125	10/15/13	102,502
150,000		Progressive Corp	3.750	08/23/21	163,407
150,000		Prudential Financial, Inc	6.200	11/15/40	181,410
475,000	i	Prudential Financial, Inc	5.200	03/15/44	476,188
100,000	g	Prudential Funding LLC	6.750	09/15/23	117,413
100,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	99,713
125,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	120,769
25,000		Travelers Cos, Inc	5.800	05/15/18	30,544
125,000		UnitedHealth Group, Inc	0.850	10/15/15	125,379
100,000		UnitedHealth Group, Inc	1.400	10/15/17	100,725
125,000		UnitedHealth Group, Inc	3.950	10/15/42	117,720
250,000		WellPoint, Inc	3.125	05/15/22	251,696
150,000		WellPoint, Inc	4.625	05/15/42	150,591
150,000		Willis Group Holdings plc	4.125	03/15/16	159,378
25,000		WR Berkley Corp	5.375	09/15/20	28,209

		TOTAL INSURANCE			3,816,173

MATERIALS - 2.8%
125,000		3M Co	5.700	03/15/37	161,428
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	40,127
10,000		Airgas, Inc	4.500	09/15/14	10,526
25,000	g	Anglo American Capital plc	4.450	09/27/20	26,757
35,000		ArcelorMittal	4.250	08/05/15	36,377
60,000		ArcelorMittal	5.000	02/25/17	62,790
32,000		Ball Corp	6.750	09/15/20	35,280
100,000		Barrick Gold Corp	3.850	04/01/22	102,223
125,000		Barrick North America Finance LLC	4.400	05/30/21	133,477
200,000	g	Braskem Finance Ltd	5.375	05/02/22	207,200
200,000	g	Cemex SAB de C.V.	5.875	03/25/19	202,000
150,000		CF Industries, Inc	6.875	05/01/18	179,723
100,000		Corning, Inc	1.450	11/15/17	100,423
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	209,767
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	195,400
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	183,666
207,000		Crown Americas LLC	6.250	02/01/21	226,148
125,000	g	Freeport McMoran	2.375	03/15/18	125,522
150,000	g	Freeport McMoran	3.100	03/15/20	150,501
32,000		Graphic Packaging International, Inc	9.500	06/15/17	34,000
500,000		International Paper Co	4.750	02/15/22	562,812
50,000		International Paper Co	7.300	11/15/39	65,919
575,000		LyondellBasell Industries NV	6.000	11/15/21	681,375
100,000		Newmont Mining Corp	3.500	03/15/22	100,682
50,000		Praxair, Inc	5.250	11/15/14	53,822
50,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	51,870
150,000		Rio Tinto Finance USA plc	2.875	08/21/22	146,800
295,000		Rock Tenn Co	3.500	03/01/20	301,564
225,000		Sherwin-Williams Co	1.350	12/15/17	225,869
100,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	112,670
100,000		Teck Resources Ltd	2.500	02/01/18	100,930
150,000		Teck Resources Ltd	3.750	02/01/23	146,387
25,000		Teck Resources Ltd	6.000	08/15/40	25,925
100,000		Teck Resources Ltd	5.200	03/01/42	92,155

		TOTAL MATERIALS			5,092,115

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MEDIA - 1.9%
$675,000		Comcast Corp	4.250%	01/15/33	$679,467
100,000		DIRECTV Holdings LLC	2.400	03/15/17	102,566
100,000		Discovery Communications LLC	3.300	05/15/22	101,903
150,000		DISH DBS Corp	4.625	07/15/17	155,625
100,000		Lamar Media Corp	5.875	02/01/22	108,250
100,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	100,177
125,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	125,346
500,000		NBC Universal Media LLC	2.875	01/15/23	495,602
500,000		News America, Inc	3.000	09/15/22	494,350
50,000		News America, Inc	6.900	08/15/39	63,655
35,000		Nielsen Finance LLC	7.750	10/15/18	38,850
100,000		Time Warner Cable, Inc	8.750	02/14/19	132,251
125,000		Time Warner Cable, Inc	8.250	04/01/19	162,715
125,000		Time Warner Cable, Inc	4.500	09/15/42	113,628
50,000		Time Warner, Inc	3.150	07/15/15	52,658
50,000		Time Warner, Inc	6.500	11/15/36	60,245
250,000		Time Warner, Inc	4.900	06/15/42	251,145
200,000		Viacom, Inc	1.250	02/27/15	201,406
115,000		Viacom, Inc	2.500	12/15/16	119,824

		TOTAL MEDIA			3,559,663

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
300,000	g	AbbVie, Inc	1.200	11/06/15	302,331
250,000	g	AbbVie, Inc	1.750	11/06/17	253,040
100,000	g	AbbVie, Inc	2.900	11/06/22	100,090
500,000		Amgen, Inc	3.625	05/15/22	533,852
170,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	181,688
150,000		Johnson & Johnson	2.150	05/15/16	157,006
65,000		Life Technologies Corp	3.500	01/15/16	67,841
50,000		Mead Johnson Nutrition Co	5.900	11/01/39	59,220
172,000	g	Mylan, Inc	7.875	07/15/20	200,710
150,000		NBTY, Inc	9.000	10/01/18	167,625
35,000		Novartis Capital Corp	4.125	02/10/14	36,075
200,000		Novartis Capital Corp	2.900	04/24/15	209,749
100,000		Novartis Capital Corp	3.700	09/21/42	96,514
250,000		Sanofi-Aventis S.A.	2.625	03/29/16	263,190
100,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	101,166
100,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	101,369

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,831,466

REAL ESTATE - 1.0%
15,000		AMB Property LP	7.625	08/15/14	16,215
30,000		AMB Property LP	4.500	08/15/17	32,982
150,000		AvalonBay Communities, Inc	2.850	03/15/23	146,193
35,000		Camden Property Trust	4.625	06/15/21	39,323
100,000		Developers Diversified Realty Corp	4.750	04/15/18	110,554
40,000		Developers Diversified Realty Corp	7.875	09/01/20	50,859
100,000		Federal Realty Investment Trust	3.000	08/01/22	98,721
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	28,493
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	99,427
100,000	g	Healthcare Trust of America Holdings LP	3.700	04/15/23	99,923
147,000		Host Hotels & Resorts LP	5.875	06/15/19	161,516
100,000		Kilroy Realty LP	3.800	01/15/23	102,421
100,000		Liberty Property LP	3.375	06/15/23	99,279
50,000		National Retail Properties, Inc	5.500	07/15/21	57,672
25,000		Simon Property Group LP	5.250	12/01/16	28,445
100,000		Simon Property Group LP	2.800	01/30/17	105,385
40,000		Simon Property Group LP	10.350	04/01/19	57,726
100,000		Simon Property Group LP	2.750	02/01/23	98,223
15,000		Ventas Realty LP	3.125	11/30/15	15,856
150,000		Ventas Realty LP	2.000	02/15/18	150,850
50,000		Ventas Realty LP	4.250	03/01/22	53,713
100,000		Weingarten Realty Investors	3.500	04/15/23	99,503

		TOTAL REAL ESTATE			1,753,279

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

RETAILING - 2.0%
$130,000		AmeriGas Partners LP	6.250%	08/20/19	$138,450
200,000	g	Automotores Gildemeister S.A.	8.250	05/24/21	222,500
100,000	g	BC Mountain LLC	7.000	02/01/21	106,000
132,000		Limited Brands, Inc	6.625	04/01/21	149,160
205,000		Limited Brands, Inc	5.625	02/15/22	217,300
575,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	556,485
35,000		O’Reilly Automotive, Inc	4.625	09/15/21	38,496
725,000		O’Reilly Automotive, Inc	3.800	09/01/22	751,777
100,000	g	QVC, Inc	7.500	10/01/19	110,516
510,000	g	QVC, Inc	7.375	10/15/20	564,675
100,000		QVC, Inc	5.125	07/02/22	105,928
385,000		Sally Holdings LLC	5.750	06/01/22	401,844
61,000		Wal-Mart Stores, Inc	4.250	04/15/21	69,925
75,000		Wal-Mart Stores, Inc	5.000	10/25/40	85,946
200,000	g	WEX, Inc	4.750	02/01/23	193,500

		TOTAL RETAILING			3,712,502

SOFTWARE & SERVICES - 1.4%
100,000		Equinix, Inc	4.875	04/01/20	100,750
1,170,000		Fidelity National Information Services, Inc	5.000	03/15/22	1,241,662
250,000		International Business Machines Corp	1.950	07/22/16	259,318
125,000		Microsoft Corp	1.625	09/25/15	128,471
50,000		Oracle Corp	3.750	07/08/14	52,080
25,000		Oracle Corp	5.750	04/15/18	30,166
775,000		Oracle Corp	2.500	10/15/22	760,827

		TOTAL SOFTWARE & SERVICES			2,573,274

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
50,000		Amphenol Corp	4.750	11/15/14	52,969
130,000		Brocade Communications Systems, Inc	6.875	01/15/20	142,350
100,000	g	CC Holdings GS V LLC	2.381	12/15/17	100,647
175,000		Discovery Communications LLC	4.875	04/01/43	179,038
82,000	g	Flextronics International Ltd	4.625	02/15/20	82,820
500,000		General Electric Co	0.850	10/09/15	501,668
250,000		General Electric Co	2.700	10/09/22	250,020
100,000		General Electric Co	4.125	10/09/42	100,254
132,000		Jabil Circuit, Inc	5.625	12/15/20	139,920
100,000		L-3 Communications Corp	4.950	02/15/21	111,794
100,000		Scientific Games Corp	8.125	09/15/18	109,250
32,000		Scientific Games Corp	9.250	06/15/19	35,240
25,000		Xerox Corp	8.250	05/15/14	26,976
200,000		Xerox Corp	4.500	05/15/21	213,887

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,046,833

TELECOMMUNICATION SERVICES - 2.0%
200,000		America Movil SAB de C.V.	3.125	07/16/22	196,130
50,000		American Tower Corp	4.700	03/15/22	54,339
300,000		American Tower Corp	3.500	01/31/23	297,542
125,000		AT&T, Inc	1.400	12/01/17	124,131
300,000		AT&T, Inc	2.625	12/01/22	289,664
125,000		AT&T, Inc	6.300	01/15/38	149,943
259,000	g	AT&T, Inc	4.350	06/15/45	240,776
175,000		Cellco Partnership	8.500	11/15/18	232,890
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	141,602
75,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	75,287
100,000		Rogers Communications, Inc	3.000	03/15/23	100,349
100,000	g	SES	3.600	04/04/23	99,997
50,000		Telecom Italia Capital S.A.	6.175	06/18/14	52,309
125,000		Telecom Italia Capital S.A.	6.999	06/04/18	141,066
100,000		Telecom Italia Capital S.A.	7.175	06/18/19	113,731
150,000		Telefonica Emisiones SAU	3.992	02/16/16	156,351
75,000		Telefonica Emisiones SAU	5.462	02/16/21	80,716
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	116,365
95,000		Verizon Communications, Inc	5.250	04/15/13	95,155

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$600,000		Verizon Communications, Inc	0.700%	11/02/15	$597,006
26,000		Verizon Communications, Inc	8.750	11/01/18	34,966
200,000	g	VimpelCom Holdings BV	5.950	02/13/23	198,750
100,000	g	Windstream Corp	6.375	08/01/23	99,250

		TOTAL TELECOMMUNICATION SERVICES			3,688,315

TRANSPORTATION - 0.8%
165,000	g	Asciano Finance	5.000	04/07/18	181,012
150,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	159,261
100,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	108,187
100,000		CSX Corp	4.100	03/15/44	94,468
200,000	g	DP World Ltd	6.850	07/02/37	227,400
25,000		Embraer Overseas Ltd	6.375	01/15/20	28,907
100,000	g	ERAC USA Finance LLC	3.300	10/15/22	100,741
100,000	g	ERAC USA Finance LLC	5.625	03/15/42	111,483
100,000	g	Hertz Corp	4.250	04/01/18	101,875
200,000	g	Kazakhstan Temir Zholy Finance BV	6.950	07/10/42	234,000
100,000		United Parcel Service, Inc	3.125	01/15/21	106,737
100,000		United Parcel Service, Inc	3.625	10/01/42	95,713

		TOTAL TRANSPORTATION			1,549,784

UTILITIES - 3.2%
200,000	g	Abu Dhabi National Energy Co	3.625	01/12/23	201,500
100,000		AES Corp	7.375	07/01/21	116,000
50,000		AGL Capital Corp	5.250	08/15/19	59,651
75,000		Alliant Energy Corp	4.000	10/15/14	78,608
75,000		Atmos Energy Corp	8.500	03/15/19	101,190
150,000		Atmos Energy Corp	4.150	01/15/43	149,229
175,000	g	Calpine Corp	7.500	02/15/21	192,062
200,000		Carolina Power & Light Co	5.300	01/15/19	240,532
200,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	213,250
200,000	g	CEZ AS.	4.250	04/03/22	211,986
200,000		CLP Power Hong Kong Financing Ltd	3.375	10/26/27	187,604
100,000		CMS Energy Corp	4.700	03/31/43	99,997
200,000	g	Comision Federal de Electricidad	5.750	02/14/42	218,000
150,000		Commonwealth Edison Co	4.000	08/01/20	168,728
25,000		Connecticut Light & Power Co	5.500	02/01/19	30,211
150,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	147,920
100,000		Detroit Edison Co	3.950	06/15/42	99,480
50,000		Dominion Resources, Inc	4.050	09/15/42	48,328
100,000		Duke Energy Carolinas LLC	5.750	11/15/13	103,208
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	17,238
50,000		Indiana Michigan Power Co	7.000	03/15/19	62,982
25,000		Integrys Energy Group, Inc	4.170	11/01/20	27,613
300,000	g	Israel Electric Corp Ltd	7.250	01/15/19	344,449
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.000	09/19/22	196,611
100,000		LG&E and KU Energy LLC	3.750	11/15/20	106,198
50,000		Midamerican Energy Holdings Co	5.950	05/15/37	61,616
100,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	101,118
150,000		ONEOK Partners LP	3.375	10/01/22	148,988
75,000		Pacific Gas & Electric Co	8.250	10/15/18	100,579
50,000		PacifiCorp	6.000	01/15/39	65,221
75,000		Pepco Holdings, Inc	2.700	10/01/15	77,764
200,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	217,000
50,000		PG&E Corp	5.750	04/01/14	52,370
300,000		PPL Capital Funding, Inc	4.200	06/15/22	316,166
250,000		PPL Electric Utilities Corp	3.000	09/15/21	262,994
50,000		Progress Energy, Inc	7.050	03/15/19	63,438
75,000		Public Service Co of Colorado	3.200	11/15/20	81,003
80,000		Public Service Co of Colorado	4.750	08/15/41	90,266
100,000		Public Service Co of Oklahoma	5.150	12/01/19	116,799
75,000		San Diego Gas & Electric Co	3.000	08/15/21	79,508
25,000		San Diego Gas & Electric Co	3.950	11/15/41	25,343
50,000		Sempra Energy	6.000	10/15/39	62,178
100,000		Tampa Electric Co	4.100	06/15/42	102,405

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 25,000		Veolia Environnement	5.250%	06/03/13	$25,155
55,000		Virginia Electric and Power Co	2.950	01/15/22	57,653
50,000		Williams Partners LP	3.800	02/15/15	52,653
75,000		Williams Partners LP	4.000	11/15/21	78,569
100,000		Williams Partners LP	3.350	08/15/22	98,895
75,000		Williams Partners LP	6.300	04/15/40	87,266
50,000		Xcel Energy, Inc	4.800	09/15/41	55,575

		TOTAL UTILITIES			5,903,097

		TOTAL CORPORATE BONDS (Cost $76,082,734)			79,096,709

GOVERNMENT BONDS - 45.6%

AGENCY SECURITIES - 1.1%
200,000		Amber Circle Funding LTD	3.250	12/04/22	199,572
500,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	501,582
1,000,000		Federal National Mortgage Association (FNMA)	3.000	09/16/14	1,040,971
218,750		Totem Ocean Trailer Express, Inc	4.514	12/18/19	234,780

		TOTAL AGENCY SECURITIES			1,976,905

FOREIGN GOVERNMENT BONDS - 5.2%
240,000		Brazilian Government International Bond	2.625	01/05/23	230,400
25,000		Brazilian Government International Bond	7.125	01/20/37	34,688
100,000		Brazilian Government International Bond	5.625	01/07/41	117,000
150,000		Canada Government International Bond	2.375	09/10/14	154,570
250,000		Canada Government International Bond	0.875	02/14/17	251,700
150,000		Chile Government International Bond	3.875	08/05/20	165,525
200,000		Colombia Government International Bond	4.375	07/12/21	223,700
200,000		Colombia Government International Bond	2.625	03/15/23	192,000
200,000	g	Costa Rica Government International Bond	4.250	01/26/23	199,700
200,000	g	Croatia Government International Bond	6.250	04/27/17	214,230
200,000	g	Croatia Government International Bond	5.500	04/04/23	199,116
217,000		Eksportfinans ASA	2.000	09/15/15	208,339
100,000		European Investment Bank	4.875	02/15/36	119,060
200,000		Export-Import Bank of Korea	1.250	11/20/15	200,123
200,000		Export-Import Bank of Korea	1.750	02/27/18	199,392
100,000		Export-Import Bank of Korea	5.125	06/29/20	114,930
175,000		Federative Republic of Brazil	6.000	01/17/17	203,700
200,000	g	Guatemala Government Bond	4.875	02/13/28	195,500
80,000		Hungary Government International Bond	4.125	02/19/18	76,400
130,000		Hungary Government International Bond	5.375	02/21/23	122,363
200,000	g	Iceland Government International Bond	5.875	05/11/22	229,302
200,000	g	Indonesia Government International Bond	3.750	04/25/22	203,000
200,000		Israel Government International Bond	4.000	06/30/22	216,000
250,000		Israel Government International Bond	4.500	01/30/43	240,312
35,000		Italy Government International Bond	6.875	09/27/23	40,167
200,000	g,i	Kommunalbanken AS.	0.469	02/20/18	199,713
200,000		Korea Development Bank	1.500	01/22/18	197,113
200,000		Korea Development Bank	3.000	09/14/22	198,711
250,000	g	Korea Housing Finance Corp	1.625	09/15/18	245,371
100,000	g	Lithuania Government International Bond	5.125	09/14/17	110,750
150,000		Mexico Government International Bond	3.625	03/15/22	159,375
100,000		Mexico Government International Bond	4.750	03/08/44	103,750
200,000	g	Mongolia Government International Bond	5.125	12/05/22	186,500
200,000	g	Morocco Government International Bond	4.250	12/11/22	204,100
200,000	g	Namibia International Bonds	5.500	11/03/21	221,000
250,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	259,752
25,000		Peruvian Government International Bond	7.350	07/21/25	35,287
80,000		Poland Government International Bond	3.875	07/16/15	84,836
30,000		Poland Government International Bond	6.375	07/15/19	36,857
50,000		Poland Government International Bond	5.000	03/23/22	57,121
195,000		Poland Government International Bond	3.000	03/17/23	188,858
300,000		Province of Ontario Canada	4.100	06/16/14	313,469
300,000		Province of Ontario Canada	2.950	02/05/15	313,687
100,000		Qatar Government International Bond	5.250	01/20/20	116,800

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000	g	Republic of Latvia	2.750%	01/12/20	$192,300
200,000	g	Republic of Serbia	4.875	02/25/20	197,700
60,000	g	Romanian Government International Bond	6.750	02/07/22	69,825
200,000	g	Romanian Government International Bond	4.375	08/22/23	195,836
200,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	224,500
200,000	g	Slovakia Government International Bond	4.375	05/21/22	211,036
100,000		South Africa Government International Bond	6.875	05/27/19	121,750
100,000		South Africa Government International Bond	4.665	01/17/24	107,000
200,000	g	Sri Lanka Government International Bond	5.875	07/25/22	207,500
100,000		Turkey Government International Bond	5.625	03/30/21	114,050
50,000		United Mexican States	5.950	03/19/19	60,500
100,000		United Mexican States	5.125	01/15/20	117,100
200,000		Venezuela Government International Bond	7.650	04/21/25	175,000

		TOTAL FOREIGN GOVERNMENT BONDS			9,578,364

MORTGAGE BACKED - 23.0%
35,066	i	Federal Home Loan Mortgage Corp (FHLMC)	2.436	02/01/36	37,483
119,259	i	FHLMC	2.375	07/01/36	127,538
82,873	i	FHLMC	2.441	09/01/36	89,062
28,831	i	FHLMC	2.599	09/01/36	30,744
28,284	i	FHLMC	2.749	09/01/36	29,923
72,459	i	FHLMC	2.773	03/01/37	77,623
75,664	i	FHLMC	5.987	04/01/37	82,150
13,108	i	FHLMC	5.920	05/01/37	14,123
824,305	i	FHLMC (Interest only)	6.357	09/15/41	203,462
101,763		FHLMC	3.000	08/15/42	100,646
140,976		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19	153,597
14,245		FGLMC	4.500	01/01/20	15,199
69,970		FGLMC	4.500	07/01/20	76,100
16,265		FGLMC	5.000	04/01/23	17,417
54,992		FGLMC	4.000	07/01/24	58,429
19,034		FGLMC	4.500	09/01/24	20,267
3,395		FGLMC	6.000	03/01/33	3,791
145,790		FGLMC	5.000	11/01/33	164,053
246,771		FGLMC	6.000	11/01/33	281,685
47,109		FGLMC	5.000	05/01/34	50,905
31,148		FGLMC	6.000	09/01/34	34,474
15,738		FGLMC	6.000	04/01/35	17,379
14,736		FGLMC	5.000	02/01/36	15,905
4,201		FGLMC	6.500	05/01/36	4,810
107,769		FGLMC	5.500	04/01/37	116,719
115,017		FGLMC	5.500	05/01/37	124,569
5,709		FGLMC	6.000	08/01/37	6,249
108,598		FGLMC	6.000	08/01/37	119,959
33,239		FGLMC	6.500	09/01/37	37,819
30,179		FGLMC	6.500	11/01/37	34,338
77,863		FGLMC	5.000	04/01/38	85,785
27,382		FGLMC	6.500	05/01/38	30,742
29,051		FGLMC	5.500	01/01/39	31,464
94,864		FGLMC	4.000	06/01/39	100,834
54,416		FGLMC	5.000	07/01/39	58,529
730,134		FGLMC	4.500	12/01/39	802,090
85,026		FGLMC	5.000	01/01/40	91,453
450,641		FGLMC	4.500	07/01/40	495,052
171		Federal National Mortgage Association (FNMA)	5.000	06/01/13	176
1,325,341		FNMA	4.570	01/01/15	1,368,352
34,335		FNMA	5.500	04/01/18	36,926
39,755		FNMA	5.500	05/01/18	42,754
125,838		FNMA	4.000	02/25/19	132,909
35,852		FNMA	4.500	03/01/19	38,641
15,006		FNMA	4.500	06/01/19	16,173
123,142		FNMA	5.500	07/01/20	134,839
7,698		FNMA	4.500	11/01/20	8,297
54,930		FNMA	4.500	12/01/20	59,726
19,010		FNMA	5.000	12/01/20	20,527

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 13,711		FNMA	4.500%	03/01/23	$14,756
59,021		FNMA	5.000	04/01/23	63,730
27,002		FNMA	4.500	06/01/23	29,060
38,472		FNMA	5.000	07/01/23	41,524
20,382		FNMA	5.000	07/01/23	21,999
66,713		FNMA	5.500	02/01/24	73,350
48,940		FNMA	4.500	04/01/24	52,662
31,172		FNMA	4.000	05/01/24	33,372
152,030		FNMA	5.500	07/01/24	167,346
5,306		FNMA	5.500	09/01/24	5,841
205,030		FNMA	4.000	02/01/25	219,435
322,462		FNMA	3.500	01/01/26	346,390
425,208		FNMA	2.500	01/01/27	441,868
241,243		FNMA	3.000	01/01/27	253,893
627,789		FNMA	3.000	01/01/27	660,708
29,740		FNMA	6.500	07/01/32	34,115
31,226		FNMA	5.500	01/01/33	34,420
478,961		FNMA	5.500	07/01/33	542,777
48,811		FNMA	5.500	07/01/33	53,744
239,559		FNMA	5.500	07/01/33	269,681
168,170		FNMA	6.000	10/01/33	189,264
76,019		FNMA	5.000	11/01/33	82,540
360,754		FNMA	5.500	11/01/33	397,275
55,876		FNMA	5.500	04/01/34	62,046
24,616		FNMA	5.000	08/01/34	26,754
27,053		FNMA	5.000	11/01/34	29,478
41,213		FNMA	6.500	02/01/35	46,979
85,799		FNMA	5.500	04/01/35	94,657
12,097		FNMA	7.500	06/01/35	13,264
31,791		FNMA	5.500	07/01/35	35,302
17,359		FNMA	7.500	07/01/35	18,204
26,664		FNMA	4.500	08/01/35	28,749
46,472		FNMA	5.000	08/01/35	50,464
115,281		FNMA	5.500	09/01/35	126,930
43,500		FNMA	5.500	10/01/35	47,719
43,314		FNMA	5.000	02/01/36	47,032
123,983		FNMA	6.000	04/01/36	136,124
102,421		FNMA	6.000	06/01/36	114,441
75,054	i	FNMA	2.760	07/01/36	80,674
28,912		FNMA	6.500	09/01/36	32,183
29,089		FNMA	6.000	12/01/36	31,937
16,801		FNMA	5.000	02/01/37	18,203
103,154		FNMA	5.500	02/01/37	112,643
25,784		FNMA	7.000	02/01/37	30,639
46,425		FNMA	5.500	03/01/37	50,638
62,952		FNMA	7.000	04/01/37	74,803
6,567		FNMA	5.500	06/01/37	7,163
14,820		FNMA	6.500	08/01/37	16,630
102,407		FNMA	6.000	09/01/37	112,307
17,893		FNMA	6.000	11/01/37	19,623
11,143		FNMA	7.000	11/01/37	13,241
41,050		FNMA	5.500	01/01/38	44,775
6,120		FNMA	6.500	01/01/38	7,049
73,720		FNMA	5.500	02/01/38	80,409
248,773		FNMA	5.500	02/01/38	271,347
1,482		FNMA	6.500	02/01/38	1,686
2,544		FNMA	6.500	03/01/38	2,753
7,343		FNMA	6.500	03/01/38	8,494
127,234		FNMA	5.000	04/01/38	137,845
94,565		FNMA	5.000	04/01/38	102,452
55,283		FNMA	6.000	04/01/38	60,627
133,074		FNMA	5.500	05/01/38	145,150
135,930		FNMA	5.500	06/01/38	148,265
336,150		FNMA	6.000	07/01/38	368,648
316,854		FNMA	6.000	10/01/38	347,486

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$139,067	FNMA	4.000%	01/01/39	$148,328
38,047	FNMA	4.500	01/01/39	40,998
29,947	FNMA	5.500	01/01/39	32,664
36,052	FNMA	6.000	01/01/39	39,537
26,076	FNMA	6.000	01/01/39	28,597
63,890	FNMA	4.000	02/01/39	68,145
52,112	FNMA	4.500	02/01/39	56,154
246,676	FNMA	4.500	02/01/39	265,811
28,479	FNMA	5.500	02/01/39	31,063
560,757	FNMA	4.500	04/01/39	604,257
34,994	FNMA	5.000	04/01/39	37,978
334,757	FNMA	4.000	05/01/39	367,459
242,018	FNMA	4.500	06/01/39	260,792
376,851	FNMA	4.000	07/01/39	401,947
237,427	FNMA	6.500	07/01/39	270,266
302,801	FNMA	4.000	08/01/39	322,966
239,249	FNMA	4.500	08/01/39	257,808
329,071	FNMA	6.000	09/01/39	360,576
171,633	FNMA	4.500	10/01/39	184,947
181,257	FNMA	4.500	11/01/39	195,317
184,863	FNMA	4.500	11/01/39	199,203
146,494	FNMA	5.000	11/01/39	158,686
513,441	FNMA	5.000	05/01/40	571,342
343,262	FNMA	5.000	06/01/40	379,719
184,923	FNMA	4.500	07/01/40	199,500
211,643	FNMA	4.500	07/01/40	228,326
323,883	FNMA	5.500	07/01/40	357,320
274,805	FNMA	4.500	11/01/40	300,931
272,499	FNMA	5.000	11/01/40	301,440
131,907	FNMA	4.000	12/01/40	140,691
895,035	FNMA	4.000	12/01/40	976,036
318,537	FNMA	4.500	12/01/40	343,645
389,469	FNMA	3.500	01/01/41	412,983
663,491	FNMA	4.000	02/01/41	707,676
217,024	FNMA	4.000	02/01/41	231,476
332,750	FNMA	3.500	03/01/41	351,592
212,185	FNMA	4.000	04/01/41	231,387
426,489	FNMA	4.000	04/01/41	468,151
405,801	FNMA	4.500	04/01/41	444,382
136,052	FNMA	4.000	08/01/41	145,155
424,664	FNMA	4.000	08/01/41	453,077
236,117	FNMA	4.000	09/01/41	257,486
195,997	FNMA	3.500	10/01/41	207,096
212,806	FNMA	4.000	11/01/41	227,044
748,237	FNMA	3.500	12/01/41	790,606
295,335	FNMA	3.500	12/01/41	312,058
415,320	FNMA	3.500	02/01/42	438,837
1,220,722	FNMA	3.000	04/01/42	1,260,087
287,282	FNMA	3.500	04/01/42	306,333
479,670	FNMA	3.000	07/01/42	496,244
985,371	FNMA	3.000	11/01/42	1,017,147
1,989,810	FNMA	3.000	12/01/42	2,056,697
1,989,200	Government National Mortgage Association (GNMA)	3.500	11/15/42	2,166,736
20,534	GNMA	5.500	07/15/33	22,634
136,301	GNMA	5.500	07/20/33	150,234
19,957	GNMA	5.000	03/15/34	21,906
170,433	GNMA	5.000	06/15/34	191,343
130,992	GNMA	5.500	02/15/37	143,400
78,512	GNMA	5.000	01/15/38	85,397
31,176	GNMA	5.000	04/15/38	33,910
79,806	GNMA	5.500	05/15/38	87,365
19,210	GNMA	6.000	08/15/38	21,629
16,945	GNMA	6.000	08/20/38	19,079
261,917	GNMA	5.500	07/15/39	286,725
105,028	GNMA	4.500	07/20/39	115,521

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 33,760		GNMA	5.000%	07/20/39	$36,799
42,971		GNMA	4.000	08/15/39	46,887
529,250		GNMA	4.500	03/15/40	580,703
140,665		GNMA	4.500	04/15/40	154,341
67,596		GNMA	5.000	04/15/40	74,135
291,862		GNMA	5.000	04/15/40	320,100
708,186		GNMA	4.500	04/20/40	783,371
474,255		GNMA	4.500	05/15/40	520,362
346,532		GNMA	5.000	05/20/40	384,444
302,407		GNMA	4.500	06/15/40	332,746
292,508		GNMA	5.000	06/15/40	320,808
452,159		GNMA	4.000	07/15/40	495,767
892,232		GNMA	4.000	09/15/41	973,265
434,994		GNMA	3.500	12/20/41	465,675
978,985		GNMA	3.000	09/15/42	1,026,344
979,669		GNMA	3.000	09/20/42	1,024,764

		TOTAL MORTGAGE BACKED			42,771,603

MUNICIPAL BONDS - 0.7%
200,000		New York State Urban Development Corp	0.550	03/15/16	199,766
200,000		New York State Urban Development Corp	1.350	03/15/18	201,430
200,000		State of California	0.850	02/01/15	200,508
100,000		State of California	5.450	04/01/15	109,412
200,000		State of California	1.050	02/01/16	200,444
100,000		State of California	5.950	04/01/16	114,535
200,000		University of Massachusetts Building Authority	0.770	11/01/16	199,438

		TOTAL MUNICIPAL BONDS			1,225,533

U.S. TREASURY SECURITIES - 15.6%
1,375,000		United States Treasury Bond	2.750	11/15/42	1,274,453
1,000,000		United States Treasury Note	0.250	05/31/14	1,000,703
3,050,000		United States Treasury Note	0.250	06/30/14	3,052,144
1,000,000		United States Treasury Note	0.250	09/30/14	1,000,508
524,000		United States Treasury Note	0.125	12/31/14	523,099
1,385,000		United States Treasury Note	0.250	01/31/15	1,385,324
4,900,000		United States Treasury Note	0.250	02/28/15	4,900,382
10,914,000		United States Treasury Note	0.375	11/15/15	10,931,048
460,000		United States Treasury Note	0.375	03/15/16	460,288
520,000		United States Treasury Note	0.875	01/31/18	523,372
1,630,000		United States Treasury Note	0.750	02/28/18	1,629,618
1,000,000		United States Treasury Note	1.250	02/29/20	1,001,562
1,265,000		United States Treasury Note	2.000	02/15/23	1,281,010

		TOTAL U.S. TREASURY SECURITIES			28,963,511

		TOTAL GOVERNMENT BONDS (Cost $82,387,312)			84,515,916

STRUCTURED ASSETS - 8.3%

ASSET BACKED - 4.5%
250,000	g	Ally Master Owner Trust	4.250	04/15/17	267,556
		Series - 2010 2 (Class A)
250,000	g	Ally Master Owner Trust	4.590	04/15/17	265,632
		Series - 2010 2 (Class B)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	2.980	11/20/14	200,753
		Series - 2011 1A (Class B)
250,000	g	Avis Budget Rental Car Funding AESOP LLC	4.640	05/20/16	268,453
		Series - 2010 3A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	217,018
		Series - 2011 3A (Class B)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	204,879
		Series - 2012 3A (Class B)
55,797	i	Bear Stearns Asset Backed Securities Trust	0.574	11/25/39	54,494
		Series - 2005 SD3 (Class 2A1)
223,166		Centex Home Equity	5.540	01/25/32	224,562
		Series - 2002 A (Class AF6)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 15,102	i	Countrywide Asset-Backed Certificates	5.627%	10/25/46	$15,052
		Series - 2006 15 (Class A2)
175,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	202,287
		Series - 2011 LC1A (Class C)
238,110	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	234,702
		Series - 2007 1A (Class AF3)
250,000	m	Ford Credit Auto Lease Trust	0.600	03/15/16	249,920
		Series - 2013 A (Class A3)
75,000		Ford Credit Auto Owner Trust	3.210	07/15/17	78,320
		Series - 2011 A (Class D)
200,000		Ford Credit Auto Owner Trust	2.930	10/15/18	205,395
		Series - 2012 B (Class D)
200,000		Ford Credit Auto Owner Trust	2.430	01/15/19	202,211
		Series - 2012 C (Class D)
260,000		Ford Credit Auto Owner Trust	1.860	08/15/19	260,781
		Series - 2013 A (Class D)
250,000		Ford Credit Floorplan Master	0.850	01/15/18	249,577
		Series - 0 1 (Class A1)
200,000	g	Ford Credit Floorplan Master Owner Trust	2.960	02/15/16	201,843
		Series - 2011 1 (Class D)
100,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	104,337
		Series - 2011 1A (Class B1)
250,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	269,912
		Series - 2009 2A (Class A2)
400,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	429,888
		Series - 0 2A (Class B2)
211,003		Lehman XS Trust	6.500	06/25/46	162,024
		Series - 2006 13 (Class 2A1)
27,220	i	Long Beach Mortgage Loan Trust	0.954	02/25/35	26,963
		Series - 2005 1 (Class M1)
21,068	i	Residential Asset Securities Corp	0.634	04/25/35	20,636
		Series - 2005 KS3 (Class M3)
100,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	99,507
		Series - 2006 HI1 (Class M2)
250,000		Santander Drive Auto Receivables Trust	3.870	02/15/18	263,220
		Series - 2012 2 (Class D)
47,816	i	Securitized Asset Backed Receivables LLC	0.504	10/25/35	46,892
		Series - 2006 OP1 (Class A2C)
200,000	g,i	Sheridan Square CLO Ltd	1.206	04/15/25	200,000
		Series - 2013 1A (Class X)
144,658	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	150,503
		Series - 2011 1A (Class A)
134,611	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	137,993
		Series - 2011 2A (Class B)
135,179	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	137,539
		Series - 2012 2A (Class B)
250,000	g,m	Sierra Receivables Funding Co LLC	1.590	11/20/29	250,728
		Series - 2013 1A (Class A)
400,000	g,m	Sierra Receivables Funding Co LLC	2.390	11/20/29	401,220
		Series - 2013 1A (Class B)
415,000	g	SLM Student Loan Trust	4.370	04/17/28	458,975
		Series - 2011 A (Class A2)
105,000	g	SLM Student Loan Trust	3.740	02/15/29	114,165
		Series - 2011 B (Class A2)
400,000	g	SLM Student Loan Trust	3.830	01/17/45	437,893
		Series - 2012 A (Class A2)
82,632	i	Soundview Home Equity Loan Trust	0.504	11/25/35	81,292
		Series - 2005 OPT3 (Class A4)
22,992	i	Structured Asset Investment Loan Trust	0.604	05/25/35	22,840
		Series - 2005 4 (Class M1)
30,019	i	Structured Asset Investment Loan Trust	0.484	12/25/35	29,844
		Series - 2005 10 (Class A5)
196,637	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.424	10/25/36	189,570
		Series - 2006 GEL4 (Class A2)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000	g,i	Vitality Re IV Ltd	2.816%	01/09/16	$202,540
		Series - 2013 IV B (Class )
250,000	g	Volvo Financial Equipment LLC	0.740	03/15/17	249,958
		Series - 2013 1A (Class A3)
100,000	g	Vornado DP LLC	5.280	09/13/28	113,383
		Series - 2010 VNO (Class C)
99,604	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	99,604
		Series - 2006 N1 (Class N1)
19,560	i	Wells Fargo Home Equity Trust	0.344	07/25/36	19,334
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			8,324,195

OTHER MORTGAGE BACKED - 3.8%
910,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	1,028,603
		Series - 2006 4 (Class AM)
280,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	314,176
		Series - 2006 PW13 (Class AM)
250,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	280,923
		Series - 2006 T24 (Class AM)
335,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	386,120
		Series - 2007 C9 (Class AM)
48,633		Countrywide Alternative Loan Trust	5.500	08/25/16	50,272
		Series - 2004 30CB (Class 1A15)
12,897		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	12,947
		Series - 2005 12 (Class 1A5)
125,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	142,496
		Series - 2006 OMA (Class D)
75,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	80,170
		Series - 2009 RR1 (Class A3C)
3,230		CS First Boston Mortgage Securities Corp	4.052	05/15/38	3,230
		Series - 2003 C3 (Class B)
400,000	g	GS Mortgage Securities Corp II	4.049	04/10/34	428,224
		Series - 2012 ALOH (Class B)
100,000	g,i,m	GS Mortgage Securities Corp II	4.276	04/10/34	105,756
		Series - 2012 GSMS (Class C)
120,000	g,i	GS Mortgage Securities Corp II	5.227	12/10/43	134,223
		Series - 2010 C2 (Class C)
70,000	g,i	GS Mortgage Securities Corp II	5.227	12/10/43	80,822
		Series - 2010 C2 (Class B)
29,976	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.578	07/15/19	29,294
		Series - 2007 FL1A (Class A1)
275,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	306,837
		Series - 2006 LDP8 (Class AM)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.252	07/15/46	110,839
		Series - 2011 C4 (Class C)
250,000		JP Morgan Chase Commercial Mortgage Securities Corp	0.730	12/15/47	249,605
		Series - 2013 C10 (Class A1)
450,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.891	02/15/51	489,997
		Series - 2007 C1 (Class AM)
2,328	i	JP Morgan Mortgage Trust	4.244	04/25/35	2,339
		Series - 2005 A2 (Class 5A1)
5,288		MASTER Asset Securitization Trust	5.000	05/25/35	5,285
		Series - 2005 1 (Class 2A5)
41,024	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	44,133
		Series - 2005 CIP1 (Class AM)
200,000	i	Morgan Stanley Capital I	5.478	02/12/44	223,621
		Series - 2007 HQ11 (Class AM)
22,000	g,i	Morgan Stanley Capital I	5.254	09/15/47	23,624
		Series - 2011 C1 (Class D)
252,000	g,i	Morgan Stanley Capital I	5.254	09/15/47	282,589
		Series - 2011 C1 (Class C)
30,000	i	Morgan Stanley Capital I	5.544	11/12/49	33,567
		Series - 2007 T25 (Class AM)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 35,000	g	Queens Center Mortgage Trust	3.376%	01/11/37	$34,576
		Series - 2013 QCA (Class B)
110,000	g,i	Queens Center Mortgage Trust	3.474	01/11/37	107,161
		Series - 2013 QCA (Class C)
100,091		Residential Accredit Loans, Inc	4.350	03/25/34	102,504
		Series - 2004 QS4 (Class A1)
183,544	i	Residential Accredit Loans, Inc	0.394	05/25/46	132,012
		Series - 2006 QO5 (Class 2A1)
74,800	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	75,628
		Series - 2012 1A (Class A)
85,745	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	86,886
		Series - 0 2A (Class A)
2,822	i	Structured Adjustable Rate Mortgage Loan Trust	0.964	03/25/35	2,821
		Series - 2005 6XS (Class A3)
695,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	763,849
		Series - 2007 C30 (Class AM)
120,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	136,464
		Series - 2007 C34 (Class AM)
85,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	97,208
		Series - 2007 C31 (Class A5)
230,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	254,332
		Series - 2007 C31 (Class AM)
170,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	191,390
		Series - 2006 C29 (Class AM)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	58,109
		Series - 2010 C1 (Class B)
250,000		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	249,670
		Series - 2013 C12 (Class A1)

		TOTAL OTHER MORTGAGE BACKED			7,142,302

		TOTAL STRUCTURED ASSETS (Cost $15,040,585)			15,466,497

		TOTAL BONDS (Cost $173,510,631)			179,079,122

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
5,517	*	Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	18,317
17,265	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	56,111

		TOTAL BANKS			74,428

		TOTAL PREFERRED STOCKS			74,428

		(Cost $569,550)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.4%
TREASURY DEBT - 2.4%
$ 100,000		United States Treasury Bill	0.081	04/04/13	99,999
500,000		United States Treasury Bill	0.100	05/30/13	499,949
1,000,000		United States Treasury Bill	0.100	07/25/13	999,768
2,900,000		United States Treasury Bill	0.088 - 0.091	09/05/13	2,898,831

		TOTAL TREASURY DEBT			4,498,547

		TOTAL SHORT-TERM INVESTMENTS			4,498,547

		(Cost $4,498,476)
		TOTAL INVESTMENTS - 99.2%			184,181,713
		(Cost $179,101,539)
		OTHER ASSETS & LIABILITIES, NET - 0.8%			1,395,590

		NET ASSETS - 100.0%			$185,577,303

*	Non-income producing.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 3/31/2013, the aggregate value of these securities including those in “other”, was $31,986,704 or 17.2% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon reflects the rate at period end.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 101.3%

CERTIFICATE OF DEPOSIT - 2.8%
$ 1,000,000		Canadian Imperial Bank of Commerce	0.130%	06/24/13	$1,000,000
945,000		Toronto-Dominion Bank	0.150	04/09/13	945,000

		TOTAL CERTIFICATE OF DEPOSIT			1,945,000

COMMERCIAL PAPER - 46.7%
400,000		Australia & New Zealand Banking Group Ltd	0.185	05/02/13	399,936
300,000		Australia & New Zealand Banking Group Ltd	0.215	05/03/13	299,943
275,000		Australia & New Zealand Banking Group Ltd	0.175	05/28/13	274,924
250,000		Australia & New Zealand Banking Group Ltd	0.175	06/03/13	249,923
395,000		Australia & New Zealand Banking Group Ltd	0.210	07/22/13	394,742
250,000		Bank of Nova Scotia	0.260	05/01/13	249,946
300,000		Bank of Nova Scotia	0.190	06/10/13	299,889
250,000		Bank of Nova Scotia	0.200	06/19/13	249,890
370,000		Bank of Nova Scotia	0.230	09/09/13	369,620
280,000	y	Coca-Cola Co	0.155	04/17/13	279,981
800,000	y	Coca-Cola Co	0.110	04/18/13	799,958
280,000	y	Coca-Cola Co	0.145	06/21/13	279,908
500,000	y	Coca-Cola Co	0.160	08/06/13	499,718
300,000	y	Commonwealth Bank of Australia	0.200	04/08/13	299,988
500,000	y	Commonwealth Bank of Australia	0.200	04/11/13	499,972
500,000	y	Commonwealth Bank of Australia	0.185	04/16/13	499,961
250,000	y	Commonwealth Bank of Australia	0.190	06/17/13	249,899
250,000	y	Commonwealth Bank of Australia	0.240	08/20/13	249,765
400,000	y	Fairway Finance LLC	0.180	04/03/13	399,996
300,000	y	Fairway Finance LLC	0.200	04/10/13	299,985
331,000	y	Fairway Finance LLC	0.180	04/17/13	330,973
250,000	y	Fairway Finance LLC	0.170	05/17/13	249,946
250,000	y	Fairway Finance LLC	0.190	06/19/13	249,896
400,000	y	Fairway Finance LLC	0.190	06/24/13	399,823
180,000		General Electric Capital Corp	0.200	04/18/13	179,983
500,000		General Electric Capital Corp	0.190	05/28/13	499,850
220,000		General Electric Capital Corp	0.190	06/04/13	219,926
250,000		General Electric Capital Corp	0.180	07/29/13	249,851
345,000		JPMorgan Chase Bank NA	0.230	04/01/13	345,000
392,000		JPMorgan Chase Bank NA	0.170	04/08/13	391,981
282,000		JPMorgan Chase Bank NA	0.235	04/10/13	281,984
145,000		JPMorgan Chase Bank NA	0.210	04/29/13	144,976
259,000		JPMorgan Chase Bank NA	0.210	05/10/13	258,941
107,000		JPMorgan Chase Bank NA	0.180	05/17/13	106,975
139,000		JPMorgan Chase Bank NA	0.200	05/30/13	138,955
244,000		JPMorgan Chase Bank NA	0.210	06/03/13	243,910
500,000	y	Liberty Street Funding LLC	0.170	04/11/13	499,976
290,000	y	Liberty Street Funding LLC	0.195	06/06/13	289,896
510,000		Merck & Co, Inc	0.120	04/09/13	509,986
1,000,000	y	National Australia Funding Delaware, Inc	0.180	05/07/13	999,820
500,000	y	National Australia Funding Delaware, Inc	0.180	05/08/13	499,908
400,000	y	National Australia Funding Delaware, Inc	0.250	08/05/13	399,650
320,000	y	Nestle Capital Corp	0.220	05/15/13	319,914
340,000	y	Nestle Capital Corp	0.200	05/21/13	339,906
600,000	y	Nestle Capital Corp	0.150	08/26/13	599,632
400,000	y	Old Line Funding LLC	0.200	04/08/13	399,984
300,000	y	Old Line Funding LLC	0.160	05/20/13	299,935
285,000	y	Old Line Funding LLC	0.210	05/21/13	284,917
420,000		PACCAR Financial Corp	0.125	04/12/13	419,984
945,000		PACCAR Financial Corp	0.140	05/09/13	944,860

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 350,000	y	Pfizer, Inc	0.110%	04/18/13	$349,982
448,000	y	Procter & Gamble Co	0.150	05/22/13	447,905
500,000	y	Procter & Gamble Co	0.150	05/24/13	499,890
300,000	y	Procter & Gamble Co	0.150	05/28/13	299,929
365,000	y	Procter & Gamble Co	0.150	05/31/13	364,908
400,000		Province of British Columbia	0.140	07/19/13	399,831
710,000		Province of British Columbia	0.140	07/24/13	709,685
500,000		Province of Ontario Canada	0.150	04/18/13	499,965
148,000		Province of Ontario Canada	0.150	04/30/13	147,982
215,000		Province of Ontario Canada	0.160	05/15/13	214,958
800,000		Province of Ontario Canada	0.160	06/05/13	799,769
245,000		Province of Ontario Canada	0.150	06/19/13	244,919
1,000,000		Province of Quebec Canada	0.140	07/26/13	999,549
300,000		Standard Chartered Bank NY	0.330	04/02/13	299,997
500,000		Standard Chartered Bank NY	0.180	04/22/13	499,948
300,000		Standard Chartered Bank NY	0.185	04/26/13	299,961
300,000		Standard Chartered Bank NY	0.220	06/04/13	299,883
250,000		Standard Chartered Bank NY	0.250	07/15/13	249,818
500,000		Straight-A Funding LLC	0.190	04/08/13	499,982
1,000,000		Straight-A Funding LLC	0.180	06/04/13	999,680
460,000		Thunder Bay Funding LLC	0.180	06/10/13	459,839
900,000	y	Toronto-Dominion Holdings USA, Inc	0.175	04/16/13	899,934
350,000	y	Unilever Capital Corp	0.155	06/07/13	349,899
500,000	y	Unilever Capital Corp	0.150	06/11/13	499,852
500,000		US Bank NA	0.270	07/15/13	499,606
1,945,000	y	Variable Funding Capital Co LLC	0.160	04/25/13	1,944,793
500,000	y	Wal-Mart Stores, Inc	0.100	04/05/13	499,994

		TOTAL COMMERCIAL PAPER			32,531,740

GOVERNMENT AGENCY DEBT - 27.2%
400,000	i	Federal Farm Credit Bank (FFCB)	0.160	10/27/14	400,000
500,000		Federal Home Loan Bank (FHLB)	0.100	04/05/13	499,994
300,000		FHLB	0.115	04/12/13	299,989
250,000		FHLB	0.132	04/19/13	249,983
2,328,000		FHLB	0.080	04/24/13	2,327,881
500,000		FHLB	0.130	04/26/13	499,955
131,000		FHLB	0.110	05/01/13	130,988
300,000		FHLB	0.095	05/08/13	299,971
350,000		FHLB	0.100	05/10/13	349,962
250,000		FHLB	0.135	05/15/13	249,959
500,000		FHLB	0.120	05/16/13	499,925
777,000		FHLB	0.080	05/29/13	776,873
500,000		FHLB	0.100	06/12/13	499,900
480,000		FHLB	0.125	06/14/13	479,876
175,000		FHLB	0.130	07/05/13	174,940
336,000		Federal Home Loan Mortgage Corp (FHLMC)	0.165	04/01/13	336,000
674,000		FHLMC	0.085	04/03/13	673,996
3,370,000		FHLMC	0.090	04/15/13	3,369,882
600,000		FHLMC	0.100	04/17/13	599,973
500,000		FHLMC	0.070	04/22/13	499,980
200,000		FHLMC	0.110	04/23/13	199,986
440,000		FHLMC	0.115	05/06/13	439,951
1,037,000		FHLMC	0.100	05/14/13	1,036,876
1,100,000		FHLMC	0.100	05/20/13	1,099,822
500,000		FHLMC	0.150	05/21/13	499,896
125,000		FHLMC	0.130	06/25/13	124,962
185,000		FHLMC	0.170	07/22/13	184,902
135,000		FHLMC	0.170	09/10/13	134,897
400,000		Federal National Mortgage Association (FNMA)	0.080	04/02/13	399,999
200,000		FNMA	0.120	05/01/13	199,980
305,000		FNMA	0.140	05/22/13	304,940
779,000		FNMA	0.090	06/03/13	778,877
295,000		FNMA	0.120	06/05/13	294,936

		TOTAL GOVERNMENT AGENCY DEBT			18,920,051

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TREASURY DEBT - 17.9%
$ 1,198,000		United States Treasury Bill	0.100%	04/04/13	$1,197,990
300,000		United States Treasury Bill	0.084	04/11/13	299,993
460,000		United States Treasury Bill	0.067	04/18/13	459,984
325,000		United States Treasury Bill	0.080	04/25/13	324,978
750,000		United States Treasury Bill	0.070	05/16/13	749,928
200,000		United States Treasury Bill	0.085	05/23/13	199,975
650,000		United States Treasury Bill	0.110	05/30/13	649,877
500,000		United States Treasury Bill	0.091	06/06/13	499,913
1,000,000		United States Treasury Bill	0.080	06/13/13	999,827
500,000		United States Treasury Bill	0.110	06/20/13	499,878
500,000		United States Treasury Bill	0.073	06/27/13	499,890
400,000		United States Treasury Bill	0.086	07/18/13	399,897
150,000		United States Treasury Bill	0.150	02/06/14	149,806
438,000		United States Treasury Note	1.750	04/15/13	438,275
395,000		United States Treasury Note	0.625	04/30/13	395,132
500,000		United States Treasury Note	1.375	05/15/13	500,715
695,000		United States Treasury Note	0.500	05/31/13	695,371
250,000		United States Treasury Note	1.000	07/15/13	250,606
400,000		United States Treasury Note	0.375	07/31/13	400,275
405,000		United States Treasury Note	0.750	08/15/13	405,937
120,000		United States Treasury Note	0.750	09/15/13	120,331
650,000		United States Treasury Note	0.125	09/30/13	649,783
585,000		United States Treasury Note	0.500	10/15/13	586,109
200,000		United States Treasury Note	0.250	10/31/13	200,115
680,000		United States Treasury Note	0.500	11/15/13	681,355
88,000		United States Treasury Note	0.125	12/31/13	87,984
100,000		United States Treasury Note	0.250	01/31/14	100,081

		TOTAL TREASURY DEBT			12,444,005

VARIABLE RATE SECURITIES - 6.7%
350,000	i	Federal Farm Credit Bank (FFCB)	0.212	06/12/13	350,007
250,000	i	FFCB	0.323	08/19/13	249,952
200,000	i	FFCB	0.276	08/26/13	199,960
310,000	i	FFCB	0.320	08/26/13	309,988
250,000	i	FFCB	0.250	09/23/13	249,976
300,000	i	FFCB	0.340	09/23/13	299,994
250,000	i	FFCB	0.260	10/15/13	249,877
500,000	i	Federal Home Loan Bank (FHLB)	0.310	08/16/13	500,000
830,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.155	05/06/13	829,960
200,000	i	Federal National Mortgage Association (FNMA)	0.183	06/20/14	199,963
500,000	i	Canadian Imperial Bank of Commerce	0.315	01/03/14	500,133
300,000	i	Royal Bank of Canada	0.520	06/07/13	300,000
400,000	i	Royal Bank of Canada	0.420	07/15/13	400,000

		TOTAL VARIABLE RATE SECURITIES			4,639,810

		TOTAL SHORT-TERM INVESTMENTS (Cost $70,480,606)			70,480,606

		TOTAL PORTFOLIO - 101.3% (Cost $70,480,606)			70,480,606
		OTHER ASSETS & LIABILITIES, NET - (1.3)%			(911,839)

		NET ASSETS - 100.0%			$69,568,767

i	Floating or variable rate security. Coupon reflects the rate at period end.

y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 03/31/2013, the aggregate value of these securities was $16,680,393 or 24.0% of net assets.

TIAA-CREF LIFE FUNDS—Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund and the Money Market Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange

TIAA-CREF LIFE FUNDS—Notes to Schedules of Investments (unaudited)

on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2013, there were no material transfers between levels by the Funds.

As of March 31, 2013, 100% of the value of investments in the Social Choice Equity Fund were valued based on Level 1 inputs.

As of March 31, 2013, the Stock Index Fund held Level 3 securities valued at zero. All other investments were valued based on Level 1 inputs.

As of March 31, 2013, 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs.

TIAA-CREF LIFE FUNDS—Notes to Schedules of Investments (unaudited)

The following table summarizes the market value of the Funds’ investments as of March 31, 2013 based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Consumer discretionary	$10,169,841	$599,302	$—	$10,769,143
Consumer staples	550,859	566,806	—	1,117,665
Energy	942,108	—	—	942,108
Financials	2,498,375	—	—	2,498,375
Health care	7,711,045	—	—	7,711,045
Industrials	6,135,318	—	—	6,135,318
Information technology	16,189,147	—	—	16,189,147
Materials	2,405,007	—	—	2,405,007
Short-term investments	566,511	—	—	566,511
Total	$47,168,211	$1,166,108	$—	$48,334,319
Growth & Income
Consumer discretionary	$14,192,610	$—	$—	$14,192,610
Consumer staples	10,078,223	1,509,116	—	11,587,339
Energy	10,883,069	—	—	10,883,069
Financials	13,981,385	229,065	—	14,210,450
Health care	12,646,020	1,402,522	—	14,048,542
Industrials	10,327,623	186,180	—	10,513,803
Information technology	17,713,516	—	—	17,713,516
Materials	4,364,290	—	—	4,364,290
Telecommunication services	1,732,794	—	—	1,732,794
Utilities	2,292,278	—	—	2,292,278
Short-term investments	1,383,967	—	—	1,383,967
Written options **	(3,197)			(3,197)
Total	$99,592,578	$3,326,883	$—	$102,919,461
Large-Cap Value
Consumer discretionary	$7,722,998	$280,271	$—	$8,003,269
Consumer staples	5,239,302	1,281,332	—	6,520,634
Energy	12,303,547	170,637	—	12,474,184
Financials	18,480,556	—	—	18,480,556
Health care	10,308,671	966,802	—	11,275,473
Industrials*	7,978,363	140,762	—	8,119,125
Information technology	7,053,027	70,056	—	7,123,083
Materials	2,875,007	363,122	—	3,238,129
Telecommunication services	2,472,877	—	—	2,472,877
Utilities	4,564,594	—	—	4,564,594
Short-term investments	3,651,897	—	—	3,651,897
Total	$82,650,839	$3,272,982	$—	$85,923,821
Real Estate Securities
Asset management & custody banks	$296,700	$—	$—	$296,700
Casinos & gaming	272,150	—	—	272,150
Construction Materials	499,725	—	—	499,725
Diversified real estate activities	—	338,042	3,540	341,582
Diversified REITs	2,370,210	—	—	2,370,210
Homebuilding	4,536,616	—	—	4,536,616
Hotels, resorts & cruise lines	509,840	—	—	509,840
Industrial REITs	6,945,510	424,733	—	7,370,243
Office REITs	8,879,925	—	—	8,879,925
Real estate operating companies	1,749,925	—	—	1,749,925
Residential REITs	17,769,740	—	—	17,769,740
Retail REITs	25,429,460	—	—	25,429,460

TIAA-CREF LIFE FUNDS—Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Security & alarm services	859,540	—	—	859,540
Specialized REITs	30,811,720	—	—	30,811,720
Total	$100,931,061	$762,775	$3,540	$101,697,376
Small Cap Equity
Consumer discretionary	$5,151,195	$—	$—	$5,151,195
Consumer staples	1,508,127	—	—	1,508,127
Energy	2,196,721	—	—	2,196,721
Financials	8,901,679	—	—	8,901,679
Health care	4,278,936	—	—	4,278,936
Industrials	5,670,902	—	—	5,670,902
Information technology	6,769,057	—	—	6,769,057
Materials	1,652,844	2,377	—	1,655,221
Telecommunication services	108,230	—	—	108,230
Utilities	1,093,362	—	—	1,093,362
Short-term investments	2,962,959	—	—	2,962,959
Total	$40,294,012	$2,377	$—	$40,296,389
International Equity
France	$—	$7,722,462	$—	$7,722,462
Germany	—	13,096,285	1,356,161	14,452,446
Hong Kong	—	2,396,888	—	2,396,888
India	—	1,643,689	—	1,643,689
Japan	—	6,266,979	—	6,266,979
Sweden	—	5,268,120	—	5,268,120
Switzerland	—	13,892,278	—	13,892,278
United Kingdom	—	21,799,212	—	21,799,212
Other	407,847	3,982,107	—	4,389,954
Short-term investments	4,508,879	—	—	4,508,879
Total	$4,916,726	$76,068,020	$1,356,161	$82,340,907
Bond
Bank loan obligations	$—	$529,616	$—	$529,616
Corporate bonds	—	79,096,709	—	79,096,709
Government bonds	—	84,515,916	—	84,515,916
Structured assets	—	15,466,497	—	15,466,497
Preferred stocks	74,428	—	—	74,428
Short-term investments	—	4,498,547	—	4,498,547
Total	$74,428	$184,107,285	$—	$184,181,713

*	Includes American Depositary Receipts in Level 1.

**	Derivative instruments are not reflected in the schedules of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized

TIAA-CREF LIFE FUNDS—Notes to Schedules of Investments (unaudited)

gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At March 31, 2013, the Funds held the following open futures contracts:

Fund	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Stock Index	Russell 2000 Mini Index	3	$284,670	June 2013	$4,949
	S&P 500 Index E Mini	31	2,422,185	June 2013	34,109
	S&P Mid-Cap 400 Index E Mini	2	230,200	June 2013	7,449
		36	$2,937,055		$46,507

Options: Certain Funds are subject to equity price risk in the normal course of pursuing its investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets and price movements in underlying security values.

Written options outstanding as of March 31, 2013 were as follows:

Fund	Written options	Contracts	Value
Growth & Income	Biogen IDEC, Inc, Call, 4/20/13 at $200	4	$(600)
	Delta Air Lines, Inc., Call 4/20/13 at $18	30	(390)
	Ebay, Inc., Call 4/5/13 at $55	12	(600)
	Gilead Sciences, Inc., Call, 4/20/13 at $50	12	(948)
	Monsanto, Inc., Call, 4/20/13 at $110	4	(344)
	Take Two Interactive Software, Call, 4/20/13 at $17	21	(315)
Total		83	(3,197)

Note 4—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. In lending its securities, the Fund bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Fund.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

TIAA-CREF LIFE FUNDS—Notes to Schedules of Investments (unaudited)

Net unrealized appreciation (depreciation): At March 31, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation
Growth Equity	$41,103,119	$7,919,160	$(687,960)	$7,231,200
Growth & Income	84,562,168	19,419,908	(1,059,418)	18,360,490
Large-Cap Value	76,541,562	12,742,013	(3,359,754)	9,382,259
Real Estate Securities	86,266,048	16,518,520	(1,087,192)	15,431,328
Small-Cap Equity	35,521,026	5,757,437	(982,074)	4,775,363
Social Choice Equity	39,920,408	14,637,638	(3,528,285)	11,109,353
Stock Index	176,429,306	79,794,047	(23,525,785)	56,268,262
International Equity	76,131,620	9,264,277	(3,054,990)	6,209,287
Bond	179,101,539	6,093,712	(1,013,538)	5,080,174

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: May 17, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 17, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Principal Executive Officer and President
(principal executive officer)

Date: May 17, 2013	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer